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As filed with the Securities and Exchange Commission on April 30, 2008

File No. 33-70984
File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 128	☒

Protective Variable Annuity
Separate Account
(Exact Name of Registrant)

Protective Life Insurance Company
(Name of Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of Depositor's Principal Executive Offices)

(205) 268-1000
(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire
Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama, 35223
(Name and Address of Agent for Services)

Copy to:
STEPHEN E. ROTH, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
(202) 383-0158

        It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485;
☒	on May 1, 2008 pursuant to paragraph (b) of Rule 485;
☐	60 days after filing pursuant to paragraph (a) of Rule 485;
☐	on May 1, 2008 pursuant to paragraph (a) of Rule 485.

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

        This Prospectus describes the Protective Variable Annuity Contract, an individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

        You generally may allocate your investment in the Contract among the Guaranteed Account and the Sub-Accounts of the Protective Variable Annuity Separate Account. The Sub-Accounts invest in the following Funds:Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio-SC2

VIP Equity-Income Portfolio-SC2

VIP Freedom Fund, 2015 Maturity-SC2

VIP Freedom Fund, 2020 Maturity-SC2

VIP Growth Portfolio-SC2

VIP Index 500-SC2

VIP Investment Grade Bond Portfolio-SC2

VIP MidCap Portfolio-SC2

Franklin Templeton Variable

Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

Franklin Income Securities Fund, Class 2

Franklin Rising Dividends Securities Fund, Class 2

Franklin Small Mid-Cap Growth Securities Fund, Class 2

Franklin U.S. Government Fund, Class 2

Mutual Shares Securities Fund, Class 2

Templeton Foreign Securities Fund, Class 2

Templeton Global Income Securities Fund, Class 2

Templeton Growth Securities Fund, Class 2

Goldman Sachs Variable Insurance Trust*

Capital Growth Fund, Service Class

Growth and Income Fund, Service Class

Strategic International Equity Fund, Service Class

Structured Small Cap Equity Fund, Service Class

Structured U.S. Equity Fund, Service Class

Lord Abbett Series Fund

America's Value Portfolio

Bond-Debenture Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

International Portfolio

Large Cap Core Portfolio

Mid-Cap Value Portfolio

MFS® Variable Insurance TrustSM

Growth Series (formerly Emerging Growth Series)

Investors Growth Stock Series

Investors Trust Series

New Discovery Series

Research Series

Total Return Series

Utilities Series

Oppenheimer Variable

Account Funds

Capital Appreciation Fund/VA

Global Securities Fund/VA

High Income Fund/VA

Main Street Fund/VA

MidCap Fund/VA

Money Fund/VA

Strategic Bond Fund/VA

Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II

Van Kampen Life Investment Trust

Capital Growth Portfolio Class I (formerly Strategic Growth Portfolio)

Comstock Portfolio Class I

Enterprise Portfolio Class I

Global Real Estate Portfolio Class II

Government Portfolio Class II

Growth and Income Portfolio Class I

International Growth Portfolio Class II

Mid Cap Growth Portfolio Class II (formerly Aggressive Growth Portfolio)

*
Sub-Accounts investing in Institutional Class shares of the Funds of the Goldman Sachs Variable Insurance Trust are available to Contract Owners who allocated Purchase Payments and/or transfers to those Sub-Accounts before May 1, 2008. The Sub-Account investing in Institutional Class shares of the Mid Cap Value Fund is only available in Contracts purchased before May 1, 2006.

        Additional Sub-Accounts may be available for certain Contracts purchased before May 1, 2002. See "The Company, Variable Account and Funds."

        The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

        This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

        Please read this prospectus carefully. Investors should keep a copy for future reference.

        The Protective Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2008

DEFINITIONS

        "We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who has been issued a Contract.

        Accumulation Unit:    A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

        Allocation Option:    Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Accounts available in this Contract.

        Annuity Commencement Date:    The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

        Annuity Option:    The payout option under which the Company makes annuity income payments.

        Annuity Unit:    A unit of measure used to calculate the amount of the variable income payments.

        Assumed Investment Return:    The assumed annual rate of return used to calculate the amount of the variable income payments.

        Code:    The Internal Revenue Code of 1986, as amended.

        Contract:    The Protective Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.

        Contract Anniversary:    The same month and day as the Effective Date in each subsequent year of the Contract.

        Contract Value:    Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

        Contract Year:    Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

        DCA:    Dollar cost averaging.

        DCA Fixed Accounts:    The DCA Fixed Accounts are part of the Company's general account and are not part of or dependent upon the investment performance of the Variable Account. These accounts are available for dollar cost averaging only.

        Effective Date:    The date as of which the initial Purchase Payment is credited to the Contract and the date the Contract takes effect.

        Fixed Account:    The Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account.

        Fund:    Any investment portfolio in which a corresponding Sub-Account invests.

        Guaranteed Account:    The Fixed Account, the DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

        Purchase Payment:    The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

        Qualified Contracts:    Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

        Qualified Plans:    Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

        Sub-Account:    A separate division of the Variable Account.

        Valuation Day:    Each day on which the New York Stock Exchange is open for business.

        Valuation Period:    The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

        Variable Account:    The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

        Written Notice:    A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via U.S. postal service or nationally recognized overnight delivery service.

FEES AND EXPENSES

        The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Sub-Accounts and/or the Guaranteed Account.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as a % of Purchase Payments surrendered)	7.0	%(1)
Transfer Fee	$25	(2)
Premium Tax	3.5	%(3)
    (1)
    The Surrender Charge declines over time. (See "Charges and Deductions.")
    (2)
    Protective Life currently does not charge this Transfer Fee but reserves the right to do so in the future. (See "Charges and Deductions.")
    (3)
    Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

        The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES
(other than Fund expenses)

Annual Contract Maintenance Fee	$35	*
Variable Account Annual Expenses (as a % of average Variable Account value)
Mortality and Expense Risk Charge			1.25%
Administration Charge			0.15%

Total Variable Account Annual Expenses			1.40%
    *
    We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $50,000 or more. (See "Charges and Deductions.")

        The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

        The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2007. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses	0.35%	-	1.84	%(1)
(total of all expenses that are deducted from fund assets, including management fees, 12b-1 fees, and other expenses)
    (1)
    The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

        This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges and both maximum and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

        The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1)
If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	969	1,475	1,992	3,542
Minimum Total Fund Expenses	835	1,067	1,301	2,135
(2)
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	329	1,003	1,699	3,542
Minimum Total Fund Expenses	185	573	986	2,135
    (1)
    A surrender charge will not be applied to the Contract Value when the Contract Value is applied to an Annuity Option on the Annuity Commencement Date if annuity payments are made for the lifetime of the Annuitant or for a period certain of at least 5 years. (See "Annuity Options.")

        Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

SUMMARY

The Contract
What is the Protective Variable Annuity Contract?	The Protective Variable Annuity Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract".)
How may I purchase a Contract?
Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See "Distribution of the Contracts.")

Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract".)
What are the Purchase Payments?
The minimum amount that Protective Life will accept as an initial Purchase Payment is $2,000. Subsequent Purchase Payments may be made at any time except for certain contracts issued in the State of Oregon. The minimum subsequent Purchase Payment we will accept is (1) $100 for Non-Qualified Contracts, (2) $50 for Qualified Contracts and (3) $50 for Non-Qualified Contracts if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See "Purchase Payments".)
Can I cancel the Contract?
You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten days) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, where required, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel".)
Can I transfer amounts in the Contract?
Prior to the Annuity Commencement Date, you may request transfers from one Allocation Option to another. No transfers may be made into a DCA Fixed Account. At least $100 must be transferred. The maximum amount that may be transferred from the Fixed Account is the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer during such Contract Year. We may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See "Transfers".)

Can I surrender the Contract?
Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its Surrender Value. (See "Surrenders and Partial Surrenders".) Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Code may not be allowed in certain circumstances. (See "Federal Tax Matters.")
Is there a death benefit?
If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. The death benefit will depend on the age of the Owner on the date of death.

In general for Contracts issued after April 1996, if an Owner dies on or before his or her 90th birthday, the death benefit is the greatest of: (1) the Contract Value; or (2) aggregate Purchase Payments less aggregate amounts surrendered and any associated surrender charges; or (3) the maximum Anniversary Value.
For Contracts issued before May 1, 1996, refer to Appendix B.
If the Owner dies after his or her 90th birthday, the death benefit is the Contract Value.
Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. (See "Death Benefit".)
What Annuity Options are available?
Currently, we apply the Contract Value, less any applicable premium tax and surrender charge, to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a fixed period, and life income with payments for a guaranteed period. Some Annuity Options are available on either a fixed or variable payment basis. (See "Annuitization".)

Is the Contract available for qualified retirement plans?
You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "Description of the Contract, The Contract," and "Federal Tax Matters, Qualified Retirement Plans.")
Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix D to this prospectus and in the Statement of Additional Information.
Other contracts.
We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits from the Contract. To obtain more information about these other contracts and policies, you may contact our administrative office in writing or by telephone.

Federal Tax Status

        Generally all earnings on investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "Federal Tax Matters".)

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

        The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2007, Protective Life had total assets of approximately $41.1 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $41.8 billion at December 31, 2007.

Protective Variable Annuity Separate Account

        The Protective Variable Annuity Separate Account, also called the Variable Account, is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

        Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

        The following 52 Sub-Accounts of the Variable Account generally are available in the Contracts:

Fidelity VIP Mid Cap-SC2*
Fidelity VIP Freedom Fund 2015 Maturity-SC2*
Fidelity VIP Freedom Fund 2020 Maturity-SC2*
Fidelity VIP Growth-SC2*
Fidelity VIP Equity-Income-SC2*
Fidelity VIP Contrafund®-SC2*
Fidelity VIP Investment Grade Bond-SC2*
Fidelity VIP Index 500-SC2*

Franklin Income Securities-C2*
Franklin Rising Dividends Securities-C2*
Franklin Small-Mid Cap Growth Securities-C2*
Franklin Flex Cap Growth Securities-C2*
Franklin U.S. Government-C2*
Mutual Shares Securities-C2*
Templeton Foreign Securities-C2*
Templeton Global Income Securities-C2*
Templeton Growth Securities-C2*

Goldman Sachs Capital Growth-SC*1
Goldman Sachs Growth and Income-SC*1
Goldman Sachs Strategic International Equity-SC*1
Goldman Sachs Structured Small Cap Equity-SC*1
Goldman Sachs Structured U.S. Equity-SC*1

Lord Abbett America's Value
Lord Abbett Bond-Debenture
Lord Abbett Growth and Income
Lord Abbett Growth Opportunities
Lord Abbett International
Lord Abbett Large Cap Core
Lord Abbett Mid-Cap Value

MFS Growth (formerly Emerging Growth)
MFS Investors Growth Stock
MFS Investors Trust
MFS New Discovery
MFS Research
MFS Total Return
MFS Utilities

Oppenheimer Capital Appreciation
Oppenheimer Global Securities
Oppenheimer High Income
Oppenheimer Main Street
Oppenheimer Mid Cap
Oppenheimer Money Fund
Oppenheimer Strategic Bond

Van Kampen Capital Growth I (formerly Strategic
    Growth)
Van Kampen Comstock I
Van Kampen Enterprise I
Van Kampen Global Real Estate II*
Van Kampen Government II*
Van Kampen Growth and Income I
Van Kampen International Growth II*
Van Kampen Mid Cap Growth II* (formerly Aggressive
    Growth)
Van Kampen UIF Equity and Income II*

*
This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Contracts" in this prospectus, and the prospectus for the Fund.

1
Sub-Accounts investing in Institutional Class shares of the Funds of the Goldman Sachs Variable Insurance Trust are available to Contract Owners who allocated Purchase Payments and/or transfers to those Sub-Accounts before May 1, 2008. The Sub-Account investing in Institutional Class shares of the Mid Cap Value Fund is only available in Contracts purchased before May 1, 2006.

        The following four additional Sub-Accounts of the Variable Account are also available to certain Owners who purchased their Contract before May 1, 2002 and who meet one or more of the following the conditions:

  (1)
  as of April 30, 2002, Contract Value was allocated to the Sub-Account;

  (2)
  as of April 30, 2002, we had a current allocation instruction from the Owner directing us to allocate amounts to the Sub-Account in the future; or

  (3)
  as of April 30, 2002, we had a current dollar cost averaging transfer instruction from the Owner directing us to transfer amounts to the Sub-Account in the future.

Calvert Variable Series, Inc. Social Small Cap Growth Portfolio

Calvert Variable Series, Inc. Social Balanced Portfolio

Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund

Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund

        This Contract may not offer all the Sub-Accounts of the Variable Account, and other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

Administration

        Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

        Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Fidelity® Variable Insurance Products managed by Fidelity Management & Research Company and subadvised by FMR Co., Inc., Fidelity Investments Money Management, Inc. or Strategic Advisors, Inc.; Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management; Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Lord Abbett Series Trust, managed by Lord, Abbett & Co. Franklin Advisers, Inc. is the investment adviser for the Franklin Flex Cap Growth Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund and Templeton Global Income Securities Fund. Franklin Advisory Services, LLC is the investment adviser for Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is investment adviser for Templeton Foreign Securities Fund and Templeton Global Advisors Limited is investment adviser for Templeton Growth Securities Fund. The Calvert Asset Management Company, Inc. is the investment adviser for the Calvert Variable Series, Inc. fund. The Van Eck Associates Corporation is the investment adviser for the Van Eck Worldwide Insurance Trust funds. Shares of these funds are offered only to:

  (1)
  the Variable Account;

  (2)
  other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

  (3)
  separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

  (4)
  certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

        There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class 2

        This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class 2

        This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).

VIP Freedom Fund, 2015 Maturity, Service Class 2

        This Fund seeks high, total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom Fund, 2020 Maturity, Service Class 2

        This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Growth Portfolio, Service Class 2

        This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class 2

        This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio, Service Class 2

        This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP MidCap Portfolio, Service Class 2

        This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

        This Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.

Franklin Income Securities Fund, Class 2

        This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Franklin Rising Dividends Securities Fund, Class 2

        This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

        This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

Franklin U.S. Government Fund, Class 2

        This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities and normally invests in fixed and variable rate mortgage-backed securities.

Mutual Shares Securities Fund, Class 2

        This Fund seeks capital appreciation, with income as a secondary goal. The Fund primarily invests in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Foreign Securities Fund, Class 2

        This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.

Templeton Global Income Securities Fund, Class 2

        This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

Templeton Growth Securities Fund, Class 2

        This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Goldman Sachs Variable Insurance Trust

        Each Sub-Account investing in the Institutional Class of the Goldman Sachs Funds is only available to Contract Owners who allocated Purchase Payments and/or transfers to that Sub-Account before May 1, 2008. In addition, the Sub-Account investing in the Institutional Class of the Mid Cap Value Fund is only available in Contracts purchased before May 1, 2006.

Capital Growth Fund, Service Class

        This Fund seeks long-term growth of capital.

Growth and Income Fund, Service Class

        This Fund seeks long-term growth of capital and growth of income.

Strategic International Equity Fund, Service Class

        This Fund seeks long-term growth of capital.

Structured Small Cap Equity Fund, Service Class

        This Fund seeks long-term growth of capital.

Structured U. S. Equity Fund, Service Class

        This Fund seeks long-term growth of capital and dividend income.

Lord Abbett Series Fund

America's Value Portfolio

        The Fund's investment objective is to seek current income and capital appreciation.

Bond-Debenture Portfolio

        The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth and Income Portfolio

        The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio

        The Fund's investment objective is capital appreciation.

International Portfolio

        The Fund's investment objective is long-term capital appreciation.

Large Cap Core Portfolio

        The Fund seeks growth of capital and income.

Mid-Cap Value Portfolio

        The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance TrustSM

Growth Series (formerly Emerging Growth Series)

        This Fund's investment objective is to seek capital appreciation.

Investors Growth Stock Series

        This Fund's investment objective is to seek capital appreciation.

Investors Trust Series

        This Fund's investment objective is to seek capital appreciation.

New Discovery Series

        This Fund's investment objective is to seek capital appreciation.

Research Series

        This Fund's investment objective is to seek capital appreciation.

Total Return Series

        This Fund's investment objective is to seek total return.

Utilities Series

        This Fund's investment objective is to seek total return.

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA

        This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Global Securities Fund/VA

        This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

High Income Fund/VA

        This Fund seeks a high level of current income from investment in high-yield, lower-grade, fixed-income securities. Such high-yield securities are commonly known as "junk bonds."

Main Street Fund/VA

        This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

MidCap Fund/VA

        This Fund seeks capital appreciation by investing in "growth type" companies.

Money Fund/VA

        This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Strategic Bond Fund/VA

        This Fund seeks a high level of current income principally derived from interest on debt securities.

Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II

        Seeks both capital appreciation and current income.

Global Real Estate Portfolio Class II

        Seeks current income and capital appreciation.

International Growth Portfolio Class II

        Seeks long-term capital appreciation with a secondary objective of income.

Van Kampen Life Investment Trust

Capital Growth Portfolio Class I (formerly Strategic Growth Portfolio Class I)

        Seeks capital appreciation.

Comstock Portfolio Class I

        Seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Enterprise Portfolio Class I

        Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

Government Portfolio Class II

        Seeks to provide investors with high current return consistent with preservation of capital.

Growth and Income Portfolio Class I

        Seeks long-term growth of capital and income.

Mid Cap Growth Portfolio Class II (formerly Aggressive Growth Portfolio Class II)

        Seeks capital growth.

Calvert Variable Series, Inc.

Social Small Cap Growth Portfolio (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

        This Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations and that meet the Fund's investment and social criteria.

Social Balanced Portfolio (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

        This Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments, which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Van Eck Worldwide Insurance Trust

Worldwide Hard Assets Fund (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

        This Fund seeks long-term capital appreciation by investing primarily in "hard asset securities". Income is a secondary consideration.

Worldwide Real Estate Fund (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

        This Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

        There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your Investment Advisor. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

        Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Selection of Funds

        We select the Funds offered through the Contracts based on several criteria, including the following:

  •
  asset class coverage,

  •
  the strength of the investment adviser's (or sub-adviser's) reputation and tenure,

  •
  brand recognition,

  •
  performance,

  •
  the capability and qualification of each investment firm, and

  •
  whether our distributors are likely to recommend the Funds to Contract Owners.

        Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Other Information about the Funds

        Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

Certain Payments We Receive with Regard to the Funds

        We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, marketing, distributing, and administering the Contracts and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

        12b-1 Fees.    We and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Van Kampen Life Investment Trust	0.25%
Oppenheimer Variable Account Funds	0.25%
Fidelity® Variable Insurance Products	0.25%
Franklin Templeton Variable Insurance Products Trust	0.25%
Paid to us:
MFS Variable Insurance Trust	0.25%
Universal Institutional Funds, Inc.	0.05%

        Payments from Advisers and/or Distributors.    As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.35% of Fund assets attributable to our variable insurance contracts.

        Other Payments.    A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

        For details about the compensation payments we make in connection with the sale of the Contracts, see "Distribution of the Contracts."

Other Investors in the Funds

        Shares of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series, Inc. (available only in certain Contracts issued before May 1, 2002), and Van Eck Worldwide Insurance Trust (available only in certain Contracts issued before May 1, 2002) are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series, Inc., and Van Eck Worldwide Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Addition, Deletion or Substitution of Investments

        Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

        Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

        If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s) and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

        The following sections describe the Contracts currently being offered. Contracts with an Effective Date prior to May 1, 1996 and Contracts issued in certain states after May 1, 1996 contain provisions that may differ from those described below. In particular, death benefit and certain Section 403(b) provisions may be different in Contracts with an Effective Date prior to May 1, 1996. Refer to Appendix B for these provisions. Contracts with an Effective Date prior to May 1, 1999 also differ from those described below with respect to DCA Accounts. Refer to Appendix C for these provisions.

The Contract

        The Protective Variable Annuity Contract is an individual flexible premium deferred variable and fixed annuity contract issued by Protective Life.

Use of the Contract in Qualified Plans.

        You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

        The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner mean both Joint Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners. Protective Life will only issue a Contract prior to each Owner's 85th birthday. In certain states, more restrictive age conditions may apply. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, age restrictions do not apply to the Owner.

        The Owner of this Contract may be changed by Written Notice, provided each new Owner's 85th birthday is after the Effective Date.

        Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.")

Beneficiary.

        The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

  Primary — The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

  Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

        If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

        Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Annuitant.

        The Annuitant is the person on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

        The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed.

Payee.

        The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

        To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $2,000. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

        If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

Purchase Payments

        We will only accept initial Purchase Payments before the earlier of the oldest Owner's 85th birthday or the Annuitant's 85th birthday. Protective Life may accept subsequent Purchase Payments after that time. The minimum subsequent Purchase Payment we will accept is $100 for Non-Qualified Contracts and $50 for Qualified Contracts. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

        Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive them at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our administrative office after the end of the Valuation Period on the next Valuation Day. Protective

Life retains the right to limit the maximum aggregate Purchase Payments that can be made without prior administrative office approval. This amount is currently $1,000,000.

        Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the Automatic Purchase Payment plan to any DCA Fixed Account. You may not elect the automatic Purchase Payment plan and the systematic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan.

        We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right To Cancel

        You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our administrative office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage prepaid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

        For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate the portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, all Purchase Payments will be allocated according to your allocation instructions then in effect.

Allocation of Purchase Payments

        Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

        Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

Variable Account Value

Sub-Account Value.

        A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

        The Sub-Account Value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the appropriate class of Accumulation Units in that Sub-Account on that day. (See "Determination of Accumulation Units" and "Determination of Accumulation Unit Value".) Only one class of Accumulation Units in each Sub-Account is available in the Contract. (See "Condensed Financial Information, Accumulation Units.")

Determination of Accumulation Units.

        Purchase Payments allocated to and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

        Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

  •
  surrenders and applicable surrender charges;

  •
  partial surrenders and applicable surrender charges;

  •
  systematic withdrawals;

  •
  transfer from a Sub-Account and any applicable transfer fee;

  •
  payment of a death benefit claim;

  •
  application of the Contract Value to an Annuity Option; and

  •
  deduction of the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event.

Determination of Accumulation Unit Value.

        The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

        The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

  (1)
  is the result of:

  a.
  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

  b.
  the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.

  (2)
  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

  (3)
  is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Transfers

        Before the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions at our administrative office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received at our administrative office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received at our administrative office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "Suspension or Delay in Payments.") There are limitations on transfers, which are described below.

        After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account and any Sub-Account.

How to Request Transfers.

        Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion we may introduce additional methods for requesting transfers or discontinue any method of making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

Reliability of Communications Systems.

        The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us.

Limitations on Transfers.

        We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

        Minimum amounts.    You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

        Number of transfers.    Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year. We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See "Charges and Deductions, Transfer Fee.")

        Limitations on transfers involving the Guaranteed Account.    No amounts may be transferred into a DCA Fixed Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account.

        Limitations on frequent transfers, including "market timing" transfers.    Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

        When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

  •
  Increased brokerage, trading and transaction costs;

  •
  Disruption of planned investment strategies;

  •
  Forced and unplanned liquidation and portfolio turnover;

  •
  Lost opportunity costs; and

  •
  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

        In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account.

        We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

        When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

        In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established b the Fund.

        Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

        We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

        Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Dollar Cost Averaging.

        Before the Annuity Commencement Date, you may instruct us by Written Notice to transfer automatically on a monthly or quarterly basis, amounts from a DCA Fixed Account (or any other Allocation Option) to any Sub-Account of the Variable Account. No transfers may be made into any account of the Guaranteed Account. You may not transfer to the Oppenheimer Money Fund Sub-Account unless you are allocating your transfers in accordance with a model portfolio allocation made available to Contractholders that includes the Oppenheimer Money Fund. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

        You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

        Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Allocation Option(s) into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. Dollar cost averaging transfers may be made monthly or quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account. For Contracts issued prior to May 1, 1999, please see Appendix C for a description of additional DCA Fixed Account provisions.

        The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that

DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Fixed Account. In states where the Fixed Account is not available, we will transfer the remaining amount to the Oppenheimer Money Fund Sub-Account. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

        From time to time, we may offer interest rates on our DCA Fixed Accounts that are higher than the interest rates we offer on the Fixed Account. The interest rates on the DCA Fixed Accounts, however, apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially les than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

        There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

Portfolio Rebalancing.

        Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. No Contract Value may be transferred to or from the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Account at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

        You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

        There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

        At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. Federal and state income taxes may apply to a full or partial surrender, and a 10% federal penalty tax may apply if the full or partial surrender occurs before the Owner reaches age 59 1/2. (See "Taxation of Partial and Full Surrenders.") A surrender value may be available under certain Annuity Options. (See "Annuitization.") In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request. (See "Suspension or Delay in Payments.")

Full Surrender.

        At any time prior to the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at that time.

Surrender Value.

        The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice or facsimile requesting surrender and your Contract at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day.

Partial Surrender.

        At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value. Throughout this prospectus we may refer to a partial surrender of your Contract Value as a "withdrawal" from your Contract.

        You may request a partial surrender by Written Notice or by facsimile. If we have received your completed Telephone Withdrawal Authorization Form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or by facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial withdrawals by telephone or facsimile or change the requirements for your ability to make partial withdrawals by telephone or facsimile for any Contract or class of Contracts at any time.

        We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge and any applicable premium tax.

        You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

Cancellation of Accumulation Units.

        Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

Surrender and Partial Surrender Restrictions.

        The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

        There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

  (i)
  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)
  earnings on those contributions; and

  (iii)
  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

        Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

        In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Systematic Withdrawals.

        Currently, we offer a systematic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:

  (1)
  made an initial Purchase Payment of at least $12,000; or

  (2)
  a surrender value as of the previous Contract Anniversary equal to at least $12,000.

        The systematic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to systematic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59 1/2. You should consult your tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

        When you elect the systematic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Systematic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. You may instruct us as to the Allocation Options from which the withdrawals should be made. If you give no instructions, systematic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

        The maximum amount you can withdraw under the systematic withdrawal plan each year without incurring a surrender charge is the greater of:

  (1)
  10% of all Purchase Payments made as of the date of the request, or

  (2)
  your cumulative earnings calculated as of each Contract Anniversary.

        Unless you instruct us to reduce the withdrawal amount so the annual total will not exceed these limits, we will continue to process withdrawals for the monthly amount you designate. Once the amount of your withdrawals exceeds the limit for surrender charge-free withdrawals, we reserve the right to deduct a surrender charge, if applicable, from the remaining payments made during that Contract Year. (See "Surrender Charge".)

        If the amount to be withdrawn from an Allocation Option exceeds the value available, the transaction will not be completed and the systematic withdrawal plan will terminate. Once systematic withdrawals have terminated due to insufficient available value, they will not be automatically reinstated in the event that the Allocation Option should reach a sufficient value again. If you request a partial surrender that is not part of the systematic withdrawal plan in a year when you have used the systematic withdrawal plan, that partial surrender will be subject to any applicable surrender charge. (See "Surrender Charge.") Upon notification of the death of any Owner the Company will terminate the systematic withdrawal plan. The systematic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

        There is no charge for the systematic withdrawal plan. We reserve the right to discontinue the systematic withdrawal plan upon written notice to you.

THE GUARANTEED ACCOUNT

        The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

        The Guaranteed Account consists of the Fixed Account and the DCA Fixed Accounts. For a discussion of Contracts issued prior to May 1, 1999, see Appendix C. The Fixed Account and certain DCA Fixed Accounts are not available in all states. See "The Fixed Account" and "The DCA Fixed Accounts" for more information. The Fixed Account and the DCA Fixed Accounts are part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations and to claims by creditors of Protective Life. Since the Fixed Account and the DCA Fixed Accounts are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

        From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

        Please note that any guarantees we provide in connection with the Guaranteed Account are subject to our financial strength and claims-paying ability.

The Fixed Account.

        Except for certain Contracts issued in the State of Oregon, you generally may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.

        The interest rate we apply to Purchase Payments and transfers into the Fixed Account is guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments or transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

The DCA Fixed Accounts.

        We currently offer two DCA Fixed Accounts. The maximum period for dollar cost averaging transfers from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. The DCA Fixed Accounts are not available in the state of Oregon.

        DCA Fixed Accounts are designed to systematically transfer amounts to other Allocation Options over a designated period. (See "Transfers, Dollar Cost Averaging.") The DCA Fixed Accounts are currently available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Purchase Payment to that DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to DCA Fixed Account 1 or 2 is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Fixed Account. For Contracts issued before May 1, 1999, please see Appendix C for additional DCA Account provisions.

Guaranteed Account Value.

        Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

  (1)
  Purchase Payments allocated to the Guaranteed Account; plus

  (2)
  amounts transferred into the Guaranteed Account; plus

  (3)
  interest credited to the Guaranteed Account; minus

  (4)
  amounts transferred out of the Guaranteed Account, including any applicable transfer fee; minus

  (5)
  the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax and surrender charges; minus

  (6)
  fees deducted from the Guaranteed Account.

        For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

DEATH BENEFIT

        The following paragraphs describe the death benefit of Contracts we currently offer. For a discussion of the death benefit for Contracts with an Effective Date before May 1, 1996, see Appendix B.

        If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

        We will determine the death benefit as of the end of the Valuation Period in which we receive due proof of death at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Day. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

        The death benefit provisions of the Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing any such Contract modifications.

        Please note that any death benefit payment we make in excess of the Contract Value is subject to our financial strength and claims-paying ability.

Payment of the Death Benefit.

        The Beneficiary may take the death benefit in one sum immediately. In this event, the Contract will terminate. If the death benefit is not taken in one sum immediately, then the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

  (1)
  the entire interest must be distributed over the life of the Beneficiary, or over a period that does not extend beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death, or

  (2)
  the entire interest must be distributed within 5 years of the Owner's death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

        If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

Continuation of the Contract by a Surviving Spouse.

        In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner's spouse, then the surviving spouse may elect, in lieu of receiving the death benefit, to continue the Contract and become the new Owner. The Contract will continue with the value of the death benefit, having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. The death benefit is not terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to paragraph (1) or (2) above.

        A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

The Death Benefit

        The amount of the death benefit will depend upon the age of the Owner when he or she dies.

        If the Owner dies on or before his or her 90th birthday, the death benefit is the greatest of:

  (1)
  the Contract Value, which is the sum of the Variable Account value and the Guaranteed Account value,

  (2)
  aggregate Purchase Payments made under the Contract reduced by any partial surrenders and any associated charges, or

  (3)
  the maximum anniversary value.

        The maximum anniversary value is the greatest anniversary value attained. The anniversary value is the sum of:

  (1)
  the Contract Value on a Contract Anniversary; plus

  (2)
  all Purchase Payments made since that Contract Anniversary; minus

  (3)
  any partial surrenders (and any associated charges) made since that Contract Anniversary.

        An anniversary value is determined for each Contract Anniversary through the earlier of:

  (1)
  the deceased Owner's 80th birthday, or

  (2)
  the date of that Owner's death.

        If the Owner dies after his or her 90th birthday, the death benefit is the Contract Value.

SUSPENSION OR DELAY IN PAYMENTS

        Payments of a partial or full surrender of the Variable Account Value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

  (1)
  when the New York Stock Exchange is closed; or

  (2)
  when trading on the New York Stock Exchange is restricted; or

  (3)
  when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

  (4)
  when the SEC, by order, so permits for the protection of security holders.

        We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

        If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General.

        We do not deduct any charges for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value if you make a partial surrender or surrender before the Annuity Commencement Date. Also, in certain circumstances we may deduct a surrender charge from amounts applied to Annuity Options. (See "Annuity Options.") We do not apply the surrender charge to the payment of a death benefit. Currently, we do not apply the surrender charge to systematic withdrawals you make within the limits described in the "Systematic Withdrawals" section of this prospectus. (See "Death Benefits" and "Systematic Withdrawals.")

        In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

Determining the Surrender Charge.

        The surrender charge is equal to the percentage of each Purchase Payment or portion of a Purchase Payment you surrender as specified in the table below. We calculate the surrender charge separately and apply it to each Purchase Payment at any time you surrender the Purchase Payment. No such surrender charge applies to the surrenders or partial surrenders of Contract Value in excess of the aggregate Purchase Payments. We calculate the surrender charge using the principle that all Contract Value in excess of the aggregate Purchase Payments is surrendered before any Purchase Payments and that Purchase Payments are surrendered on a first-in-first-out basis.

        The surrender charge is as follows:

Number of Years Elapsed Between the Date of Receipt of Purchase Payment(s) & Date of Surrender	Surrender Charge as a Percentage of Purchase Payment Withdrawn in a Full Year
Less than 1	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 and more	0%

Reduction or Elimination of Surrender Charge.

        We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in saving of sales expenses. We will determine, at our sole discretion, the entitlement to such a reduction in surrender charge.

        We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "Qualified Retirement Plans".)

Waiver of Surrender Charges.

        Except in the states of Massachusetts, New Hampshire and New Jersey, we will waive any applicable surrender charge if, at any time after the first Calendar Year:

  (1)
  you are first diagnosed as having a terminal illness by a physician that is not related to you or the Annuitant; or,

  (2)
  you enter, for a period of at least ninety (90) days, a facility which is both

  (a)
  licensed by the state (in New Hampshire, operated pursuant to law); and

  (b)
  qualified as a skilled nursing home facility under Medicare or Medicaid.

        For Contracts issued in the State of Texas, we will also waive surrender charges on these conditions during the first Contract Year.

        The term "terminal illness" means that you are diagnosed as having a non-correctable medical conditon that, with a reasonable degree of certainty, will result in your death in 12 months or less. A "physician" is a medical doctor licensed by a state's Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof satisfactory to us of a terminal illness or nursing home confinement. We reserve the right to require an examination by a physician of our choice.

        Once we have granted the waiver of surrender changes, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments.

        If any Owner is not an individual, the waiver of surrender charge provisions will apply to the Annuitant.

Suspension of Benefits.

        For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision above.

Mortality and Expense Risk Charge

        To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account attributable to your Contract.

        The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as a distribution from the Contract for tax purposes. (See "Federal Tax Matters.") We may incur a profit or a loss from the mortality and expense risk charge. Any profit may be used to finance distribution and other expenses.

Administration Charges

        We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of each Sub-Account in the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Transfer Fee

        Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

        Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $35 from the Variable Account value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Sub-Accounts in the same proportion as their values are to the Variable Account. We will waive the contract maintenance fee in the event the Contract Value, or the aggregate Purchase Payments reduced by any withdrawals or partial surrenders, equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

Fund Expenses

        The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds, which accompany this Prospectus.)

Premium Taxes

        Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

        Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

        We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay the commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information about payments we make to the broker-dealers.

ANNUITIZATION

Annuity Commencement Date

        On the Effective Date, the Annuity Commencement Date may be any date before or on the Annuitant's 85th birthday and may not be later than that date unless approved by Protective Life. You may elect a different Annuity Commencement Date, provided that it is no later than the oldest Owner's or Annuitant's 85th Birthday. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85) may in certain circumstances have adverse income tax consequences. (See "Federal Tax Matters".) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.

        As of the Annuity Commencement Date, we will apply your Contract Value (less any applicable charges and premium taxes) to the Annuity Option you have selected, and determine the amount of your first annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and period.

Changing the Annuity Commencement Date.

        The Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after we receive the written request and no later than the Annuitant's 85th birthday.

Fixed Income Payments

        Fixed income payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments

        Variable income payments are periodic payments from the Company to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Variable Option A (variable payments for a certain period). Refer to Appendix A for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Variable Option B (life income with or without a certain period).

Annuity Units.

        On the Annuity Commencement Date, we will apply the Contract Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day on which the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

        We will determine the amount of your variable income payment on the 20th of each month in which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

        We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payment attributable to each Sub-Account.

        The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

  (a)
  is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

  (b)
  is the Annuity Unit value for the preceding Valuation Period; and

  (c)
  is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

        The AIR is equal to 5%.

        If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

        Refer to Appendix A for an explanation of the variable income payment calculation.

Exchange of Annuity Units.

        After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. Only one exchange between Sub-Accounts is allowed in any calendar month, and no exchanges are allowed between the Guaranteed Account and the Variable Account.

Annuity Options

        You may select a fixed income payment option, a variable income payment option (where available), or a combination of both, by Written Notice that Protective Life receives no later than 30 days before the Annuity Commencement Date. We will send you a notice in advance of your Annuity Commencement Date which asks you to select your Annuity Option. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Annuity Value to Option B—Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments. If you choose a combination of both, the period during which the fixed and variable payments are to be made must correspond. To receive a part or all of this benefit in the form of variable income payments, you must apply the greater of 50% of your Contract Value or at least $25,000 of your Contract Value to a variable income payment option. For Qualified Contracts, certain restrictions in the selection of the Annuity Options apply.

        A surrender charge will not be applied to the Contract Value when the Contract Value is applied to an Annuity Option on the Annuity Commencement Date if annuity payments are made for the lifetime of the Annuitant or for a period certain of at least 5 years. In certain circumstances, therefore, a surrender charge could apply under Fixed Option C, Variable Annuity Option A and the Additional Option described below.

        You may select from the following Annuity Options:

  Fixed Option A — Fixed Payment for a Certain Period:

          We will make equal payments for the period you select. No certain period may be less than 5 or more than 30 years. The amount of each payment depends on the total amount applied, the period selected and the payment rates in effect on the Annuity Commencement Date. Payments under this Annuity Option do not depend on the life of the Annuitant(s). Under this option, you may not surrender the Contract after the Annuity Commencement Date.

  Fixed Option B — Life Income with Fixed Payments for a Certain Period:

          Equal payments are based on the life of the named Annuitant(s). We will make payments for the lifetime of the Annuitant(s), with payments guaranteed for not less than 5 nor more than 30 years. Protective Life may make other periods available. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. Under this option, you may not surrender the Contract after the Annuity Commencement Date.

  Fixed Option C — Payments of a Fixed Amount:

          We will make equal payments for a fixed amount. The amount of each payment may not be less than $10 for each $1,000 you apply. The period for which we will make payments depends on the total amount applied, the amount of the fixed payment, and the payment rates in effect on the Annuity Commencement Date. Under this option, you may not surrender the Contract after the Annuity Commencement Date.

  Variable Option A — Variable Payments for a Certain Period:

          Payments are made for any selected period of not less than 10 nor more than 30 years. Payments under this Annuity Option do not depend on the life of the Annuitant(s).

          You may fully or partially surrender the Contract under this option for a commuted value. Surrender charges, as described in "Charges and Deductions, Surrender Charge," will be imposed, when applicable, for the Purchase Payments you allocated to this Annuity Option on the Annuity Commencement Date or for the commuted value, whichever is less. Refer to Appendix A for an explanation of the commuted value calculation.

  Variable Option B — Life Income with Variable Payments for a Certain Period:

          Payments are made for the lifetime of the Annuitant(s), with payments guaranteed from 10 to 30 years. Payments stop at the end of the certain period or when the Annuitant(s) dies, whichever is later. Under this option, you may not surrender the Contract after the Annuity Commencement Date.

  Additional Option:

          You may use the Contract Value (less applicable charges and premium taxes) to purchase any annuity contract that we offer on the date you elect this option.

Minimum Amounts

        If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

        In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, any remaining portion of such benefits will be paid out at least as rapidly as under the Annuity Option being used when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

YIELDS AND TOTAL RETURNS

        From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

        Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

        The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

        The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one-month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

        The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

        Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

        The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

        When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

        Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

        In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

        Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

        Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

Performance Comparisons

        Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

        Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

        Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

        Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

        All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

FEDERAL TAX MATTERS

Introduction

        The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

        This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company's Tax Status

        Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

        Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

  (1)
  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

  (2)
  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

  (3)
  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

        The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment.

        In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

        The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains.) For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

        As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

        In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

  (1)
  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

  (2)
  certain Qualified Contracts;

  (3)
  Contracts purchased by employers upon the termination of certain Qualified Plans;

  (4)
  certain Contracts used in connection with structured settlement agreements; and

  (5)
  Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

        If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

        The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

        In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under a systematic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the investment in the contract. For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

        Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers").

        Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to surrender charges if the Owner has a terminal illness or enters, for a period of at least 90 days, certain nursing home facilities. Such distributions will be treated as surrenders for federal tax purposes.

        The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. As described elsewhere in this prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

Taxation of Annuity Payments

        Normally, the portion of each annuity income payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

        Once the total amount of the investment in the contract is excluded using the above formulas, annuity payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

        There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. You should consult a tax advisor in those situations.

        Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding"). In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See "Direct Rollovers").

Taxation of Death Benefit Proceeds

        Prior to the Annuity Commencement Date, amounts may be distributed from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

  (1)
  if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

  (2)
  if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

        After the Annuity Commencement Date, if a guaranteed period exists under an Annuity Option and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includable in income as follows:

  (1)
  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

  (2)
  if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

        Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding"). In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers").

Assignments, Pledges, and Gratuitous Transfers

        Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will be increased to reflect the increase in the transferor's income.

Penalty Tax On Premature Distributions

        Where a Contract has not been issued in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

  (a)
  received on or after the Owner reaches age 59 1/2;

  (b)
  attributable to the Owner's becoming disabled (as defined in the tax law);

  (c)
  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

  (d)
  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

  (e)
  made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

        Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

        In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchange of Annuity Contracts

        We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange.

        You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.

Loss of Interest Deduction Where Contract Is Held By Or For the Benefit of Certain Nonnatural Persons

        In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

        The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, no attempt is made in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

        The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial surrenders, systematic withdrawals and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Similarly, loans from Qualified Contracts, where available, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising any loan privileges that are available.) Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

        If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant generally must be the same individual and generally may not be changed. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act ("ERISA"), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change Annuity Options or make a full or partial surrender of the Contract.

        In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9) may increase the amount of the minimum required distribution that must be taken from your Contract.

        There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

  (a)
  received on or after the date the Owner reaches age 59 1/2;

  (b)
  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

  (c)
  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

        These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception"c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

        When issued in connection with a Qualified Plan, a Contract will be amended as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

        Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

        Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

        However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

Roth IRAs.

        Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

        A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains age 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

Corporate and Self-employed ("H.R. 10" and "Keogh") Pension and Profit-sharing Plans.

        Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans.

Section 403(b) Annuity Contracts.

        Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) annuity contract" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

        Section 403(b) annuity contracts contain restrictions on withdrawals of:

  (i)
  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)
  earnings on those contributions; and

  (iii)
  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

        These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

        New income tax regulations impose a written plan requirement and an information sharing requirement on section 403(b) contracts (including section 403(b) annuity contracts and section 403(b)(7) custodial accounts). In particular, a rollover to a section 403(b) contract from an eligible retirement plan, a transfer to a section 403(b) plan from another section 403(b) plan, and the exchange of a section 403(b) contract for another section 403(b) contract under the same section 403(b) plan must be permitted under the section 403(b) plan pursuant to which the contract is maintained. In addition, the issuer of the section 403(b) contract and the employer maintaining the section 403(b) plan must agree to provide each other, from time to time, with information necessary for the section 403(b) contract, or any other contact to which contributions have been made by the employer, to satisfy section 403(b) and other tax requirements.

        These new requirements apply to a contract received in an exchange that occurs after September 24, 2007, although such a contract need not satisfy these requirements before January 1, 2009 (the general effective date of the new regulations). Hence, if a new rollover, transfer, or exchange into a section 403(b) contract is made before January 1, 2009, and the written plan and information sharing requirements are not satisfied by that date, the contract will fail to qualify as a section 403(b) contract as of January 1, 2009, absent eligibility for certain transitional relief. In that event, there may be adverse tax consequences to the contract owner, including current taxation of amounts that would otherwise be tax deferred.

        In light of the limitations in the new income tax regulations, the Company generally will not accept rollovers, transfers, or exchanges into a section 403(b) annuity contract after September 24, 2007. If you wish to make a rollover, transfer, or exchange from your section 403(b) annuity contract with the Company to another section 403(b) contract, you should consider that the recipient contract will fail to qualify as a section 403(b) contract as of January 1, 2009, if the requirements applicable to section 403(b) contracts, including the written plan and information sharing requirements, are not satisfied as of that date. Before making a rollover, transfer, or exchange to another section 403(b) contract, you should consult your tax advisor about the tax consequences to you in the event that the written plan and information sharing requirements are not satisfied as of January 1, 2009.

Deferred Compensation Plans of State and Local Governments and Tax-exempt Organizations.

        Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

Direct Rollovers

        If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under Sections 401(a) or 403(a) of the Code, is a Section 403(b) annuity contract, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, or Section 403(b) annuity contract or custodial account, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

        Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

        Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

Error In Age Or Gender

        When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

        If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

        We will not contest the Contract.

Non-participation

        The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

Assignment or Transfer of a Contract

        You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See "Taxation of Annuities In General, Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

Notice

        All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

        No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

        At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

        Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

        If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

        To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

        The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

        The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

No Default

        The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

        We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves a principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of Financial Industry Regulatory Authority ("FINRA").

        IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

        We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI's operating and other expenses.

        We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2005	$20,020,473
December 31, 2006	$19,794,359
December 31, 2007	$24,994,827

        We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

        We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

        Compensation Paid to All Selling Broker-Dealers.    We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals or tickets to sporting or entertainment events.

        The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

        Additional Compensation Paid to Selected Selling Broker-Dealers.    In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

        The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

        In 2007, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, A.G. Edwards, UBS and Raymond James in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

        These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

        We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

        Arrangements with Affiliated Selling Broker-Dealer.    In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

Inquiries

        You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.

IMSA

        Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

        Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuit that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position.

VOTING RIGHTS

        In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

        The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

        The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

        It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

        Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

        The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2007 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2007 and 2006 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

        The audited consolidated balance sheets for Protective Life as of December 31, 2007 and 2006 and the related consolidated statements of income, share-owner's equity, and cash flows for the three years in the period ended December 31, 2007 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	3
STATE REGULATION	3
RECORDS AND REPORTS	3
LEGAL MATTERS	3
EXPERTS	3
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4

APPENDIX A

EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

        Assuming a Contract Value (less applicable charges and premium taxes) of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

        There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Contract Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Contract Value Before Payment	Payment Made	Contract Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

        Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

        The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

        Subsequent variable income payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

        A Contact may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Contract Value after Payment," above. If the Contract is surrendered while variable income payments are being made under Annuity Option A, the amount payable will be reduced by any applicable surrender charge. (See "Annuity Options.")

A-1

APPENDIX B

MATTERS RELATING TO CONTRACTS OFFERED PRIOR TO MAY 1, 1996

        Contracts issued before May 1, 1996 and Contracts issued in certain states after May 1, 1996 are different in certain regards including but not limited to providing an option that allows Owners to take loans against their Contracts, a different guaranteed death benefit than the death benefit described in this prospectus, and different procedures relating to the death benefit than those described elsewhere in this Prospectus. (For a list of these states, please contact our home office or your registered representative.) Owners with the different guaranteed death benefit must refer to the discussion in this appendix together with the other sections of this Prospectus in order to determine their rights and benefits under the Contract.

Purchase Payments

        For Contracts issued in the State of Oregon before May 1, 1996, Protective Life will only accept a single Purchase Payment.

Loan Privilege

        The Loan Privilege is an additional feature that is only available for Section 403(b) Contracts issued before May 1, 1996, and those issued in certain states after that date, that are not subject to Title 1 of ERISA. Under this feature, Owners may obtain loans using only their Contracts as security for the loan.

        The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

        Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax consequences to you.

        We will only make loans if you make your request in the form of a properly completed written loan application. We will make loans within seven days of receiving your completed written loan application, subject to postponement under the same circumstances that the payment of surrenders may be postponed. (See "Suspension or Delay in Payments.") When you request a loan, we will reduce your Contract Value (on a pro rata basis among the investments in the Allocation Options, unless you request otherwise) by the amount of the loan. We will then transfer that amount to the loan account, which is part of Protective Life's general account. The amounts in the loan account will not be included in the investment experience of any Sub-Account.

        When you have repaid the loan, the appropriate amount of your repayment will be transferred from the loan account back into the Variable Account and the Guaranteed Account. If you do not designate otherwise, the repayment will be allocated in accordance with your most recent instructions for allocations. On each Contract Anniversary, we will transfer from the Contract Value (from the Allocation Options as described above) to the loan account any amount by which your debt on the Contract exceeds the balance on the loan account.

B-1

        The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. Regardless of whether it is repaid or not, loans will have a permanent effect on the Contract Value because the investment results of the Guaranteed and Variable Accounts will only apply to the unborrowed portions of the Contract Value. The longer the loan is outstanding, the greater this effect is likely to be.

Death Benefit

        For Contracts issued prior to May 1, 1996, and those issued in certain states after that date, the guaranteed death benefit until the 6th Contract Anniversary equals the sum of the Guaranteed Account plus the greater of:

  (1)
  the Variable Account Value; or

  (2)
  the total Purchase Payment(s) allocated to the Variable Account,

  (a)
  plus any amounts transferred to the Variable Account,

  (b)
  plus interest at a compounded annual effective interest rate of 5% credited as of each Contract Anniversary until the 80th birthday of any Owner, and

  (c)
  minus any previous transfers from the Variable Account, partial surrenders, and any applicable Surrender Charges and contract maintenance fees

        Beginning on the 6th Contract Anniversary, if the Owner dies before his or her 90th birthday, the guaranteed death benefit is the greater of:

  (1)
  the death benefit that is also applicable prior to the 6th Contract Anniversary; or

  (2)
  the greatest annual reset anniversary value attained.

        We will determine an annual reset anniversary value on the 6th Contract Anniversary and for each Contract Anniversary thereafter occurring before the earlier of the Owner's 80th birthday or date of death. Each annual reset anniversary value is equal to the sum of:

  (1)
  the Contract Value on that Contract Anniversary; plus

  (2)
  all Purchase Payments since that Contract Anniversary; minus

  (3)
  all amounts surrendered, including associated surrender charges, since that Contract Anniversary.

        If the death benefit is not taken in one sum immediately, the Contract will be continued and any increase in the Contract Value will be allocated among the Allocation Options in proportion to their values immediately prior to the Owners' death. In such a case, the entire interest in the Contract must be distributed within five years of the Owner's death unless:

    (a)
    the entire interest in the Contract is distributed over the life of the Beneficiary, or over a period that does not extend beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or

    (b)
    the Beneficiary is the deceased Owner's spouse and elects to continue the Contract and become the new Owner. If the Beneficiary is the deceased Owner's spouse and makes this election, the entire interest in the Contract must be distributed to the new Beneficiary within five years of the spouse's death.

B-2

APPENDIX C

MATTERS RELATING TO CONTRACTS OFFERED PRIOR TO MAY 1, 1999

        Contracts issued before May 1, 1999 are different in that the DCA Fixed Accounts include an additional account that is not available in Contracts with an Effective Date of May 1, 1999 or later. Owners of these Contracts must refer to the discussion in this appendix together with the other sections of this Prospectus in order to determine their rights and benefits under this Contract.

The Pre-May 1, 1999 DCA Fixed Account

        The Pre-May 1, 1999 DCA Fixed Account is identical to the DCA Fixed Accounts offered after May 1, 1999 with the following exceptions:

  •
  You may determine the amount we systematically or automatically transfer from this account without reference to a scheduled number of dollar cost averaging transfers. The minimum amount you may systematically or automatically transfer from this account, however, is $100.

  •
  You may allocate Purchase Payments to this account with an account balance that is greater than $0.

  •
  Interest rates on this account are only guaranteed for a fixed period and the interest rates we offer for any such interest guaranteed period may differ from those we offer in a subsequent interest guaranteed period. We determine the interest rate we offer for any interest guaranteed period at our sole discretion, but the interest rate we offer is never less than 3%. We currently offer interest guaranteed periods of 12 months.

        The Fixed Account and the DCA Fixed Accounts are not available in the state of Oregon for contracts issued on or after May 1, 1996.

C-1

APPENDIX D

CONDENSED FINANCIAL INFORMATION

Sub-Accounts

        The date of inception of each of the Sub-Accounts is as follows:

March 14, 1994	—	Goldman Sachs Growth and Income Institutional Class
Goldman Sachs Strategic International Equity Institutional Class
Goldman Sachs Structured Small Cap Equity Institutional Class
Goldman Sachs Structured U.S. Equity Institutional Class
Oppenheimer Money Fund
June 13, 1995	—	Goldman Sachs Capital Growth Institutional Class
July 1, 1997	—
Calvert Social Small Cap Growth
Calvert Social Balanced
MFS Growth
MFS Research
MFS Investors Trust
MFS Total Return
Oppenheimer Mid Cap
Oppenheimer Capital Appreciation
Oppenheimer Main Street
Oppenheimer Strategic Bond
November 5, 1998	—	MFS New Discovery MFS Utilities Oppenheimer Global Securities Oppenheimer High Income Van Eck Worldwide Hard Assets Van Eck Worldwide Real Estate
May 1, 2000	—	MFS Investors Growth Stock Van Kampen LIT Capital Growth Van Kampen LIT Enterprise Van Kampen LIT Comstock Van Kampen LIT Growth and Income
October 2, 2000	—	Van Kampen LIT MidCap Growth
May 1, 2002	—	Lord Abbett Growth and Income Lord Abbett Mid-Cap Value Lord Abbett Bond-Debenture
June 2, 2003	—	Lord Abbett Growth Opportunities Lord Abbett America's Value Van Kampen LIT Government II Van Kampen UIF Equity and Income II
December 19, 2003	—	Goldman Sachs Mid Cap Value Institutional Class
May 1, 2006	—	Fidelity VIP Mid Cap-SC2
Fidelity VIP Growth-SC2
Fidelity VIP Equity-Income-SC2
Fidelity VIP Contrafund®-SC2
Fidelity VIP Investment Grade Bond-SC2
Fidelity VIP Index 500-SC2
Franklin Income Securities-C2
Franklin Rising Dividends Securities-C2
Franklin Small-Mid Cap Growth Securities-C2
Franklin Flex Cap Growth Securities-C2
Mutual Shares Securities-C2
Templeton Foreign Securities-C2
Templeton Growth Securities-C2
May 1, 2007	—	Franklin U.S. Government-C2 Templeton Global Income Securities-C2
May 1, 2008	—	Fidelity VIP Freedom Fund-2015 Maturity-SC2
Fidelity VIP Freedom Fund-2020 Maturity-SC2
Goldman Sachs Capital Growth Service Class
Goldman Sachs Growth and Income Service Class
Goldman Sachs Strategic International Equity Service Class
Goldman Sachs Structured Small Cap Equity Service Class
Goldman Sachs Structured U.S. Equity Service Class
Lord Abbett Large Cap Core
Lord Abbett International
Van Kampen UIF Global Real Estate Class II
Van Kampen UIF International Growth Class II

Accumulation Units

        The following tables show, for each Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the Protective Variable Annuity Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Protective Variable Annuity Contract. Only the classes of Accumulation Units available in the Protective Variable Annuity Contract are shown in the following tables. For charges associated with each class of Accumulation Units, see "Fees and Expenses, Periodic Charges" on page 4 of this prospectus.

        You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

Accumulation Unit Values Outstanding

ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT

Sub-Account	Year Ended

Calvert Social Balanced	2007	15.25
	2006	15.05
	2005	14.03
	2004	13.47
	2003	12.62
	2002	10.73
	2001	12.38
	2000	13.50
	1999	14.13
	1998	12.77

Calvert Social Small Cap Growth	2007	14.73
	2006	13.98
	2005	14.07
	2004	15.71
	2003	14.43
	2002	10.48
	2001	13.73
	2000	12.61
	1999	12.03
	1998	10.22

Fidelity VIP Contrafund®-Service Class 2	2007	12.13
	2006	10.49
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Equity-Income-Service Class 2	2007	11.33
	2006	11.35
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Freedom Fund 2015 Maturity-Service Class 2	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Freedom Fund 2020 Maturity-Service Class 2	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Growth-Service Class 2	2007	12.70
	2006	10.17
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Index 500-Service Class 2	2007	11.43
	2006	11.02
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Investment Grade Bond-Service Class 2	2007	10.70
	2006	10.42
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Mid-Cap-Service Class 2	2007	11.55
	2006	10.16
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin Flex Cap Growth Securities-Class 2	2007 2006 2005	11.24 9.97 —
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin Income Securities-Class 2	2007	11.54
	2006	11.28
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin Rising Dividends Securities-Class 2	2007 2006 2005	10.52 10.96 —
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin Small-Mid Cap Growth Securities-Class 2	2007 2006 2005	10.89 9.93 —
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin U.S. Government-Class 2	2007	10.43
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Mutual Shares Securities-Class 2	2007	11.30
	2006	11.07
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Templeton Foreign Securities-Class 2	2007	12.82
	2006	11.26
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Templeton Global Income	2007	10.69
Securities-Class 2	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Templeton Growth Securities-Class 2	2007	11.53
	2006	11.43
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
1998

Goldman Sachs Capital Growth Institutional Class	2007	24.85
	2006	22.88
	2005	21.38
	2004	21.06
	2003	19.58
	2002	15.93
	2001	21.38
	2000	25.35
	1999	27.72
	1998	22.00

Goldman Sachs Growth and Income Institutional Class	2007	26.34
	2006	26.32
	2005	21.77
	2004	21.24
	2003	18.14
	2002	14.73
	2001	16.84
	2000	18.86
	1999	20.28
	1998	19.40

Goldman Sachs Mid Cap Value Institutional Class	2007	16.58
	2006	16.30
	2005	14.23
	2004	12.79
	2003	10.30
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Goldman Sachs Strategic International Equity	2007	23.48
Institutional Class	2006	22.07
	2005	18.33
	2004	16.35
	2003	14.61
	2002	10.98
	2001	13.65
	2000	17.88
	1999	21.09
	1998	16.07

Goldman Sachs Structured Small Cap Equity Institutional	2007	26.27
Class	2006	31.90
	2005	28.82
	2004	27.55
	2003	24.00
	2002	17.18
	2001	18.67
	2000	15.56
	1999	11.93
	1998	12.07

Goldman Sachs Structured U.S. Equity Institutional Class	2007	29.89
	2006	30.82
	2005	27.68
	2004	26.36
	2003	23.26
	2002	18.08
	2001	23.69
	2000	26.98
	1999	30.45
	1998	25.10

Goldman Sachs Capital Growth Service Class	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	— — — — — — — — — —

Goldman Sachs Growth and Income Service Class	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	— — — — — — — — — —

Goldman Sachs Strategic International Equity Service Class	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	— — — — — — — — — —

Goldman Sachs Structured Small Cap Equity Service Class	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	— — — — — — — — — —

Goldman Sachs Structured U.S. Equity Service Class	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	— — — — — — — — — —

Lord Abbett America's Value	2007	16.01
	2006	15.74
	2005	13.93
	2004	13.61
	2003	11.85
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Bond-Debenture	2007	14.39
	2006	13.75
	2005	12.75
	2004	12.77
	2003	12.00
	2002	10.31
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Growth and Income	2007	13.96
	2006	13.69
	2005	11.84
	2004	11.63
	2003	10.47
	2002	8.10
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Growth Opportunities	2007	16.70
	2006	13.96
	2005	13.12
	2004	12.72
	2003	11.60
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Large Cap Core	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Mid-Cap Value	2007	14.82
	2006	14.94
	2005	13.50
	2004	12.65
	2003	10.34
	2002	8.41
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett International	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

MFS Growth	2007	17.40
	2006	14.57
	2005	13.69
	2004	12.72
	2003	11.42
	2002	8.89
	2001	13.61
	2000	20.76
	1999	26.19
	1998	15.02

MFS Investors Growth Stock	2007	7.27
	2006	6.62
	2005	6.24
	2004	6.06
	2003	5.63
	2002	4.64
	2001	6.49
	2000	8.68
	1999	—
	1998	—

MFS Investors Trust	2007	15.60
	2006	14.35
	2005	12.88
	2004	12.17
	2003	11.08
	2002	9.20
	2001	11.81
	2000	14.25
	1999	14.47
	1998	13.75

MFS New Discovery	2007	20.24
	2006	20.03
	2005	17.94
	2004	17.29
	2003	16.46
	2002	12.48
	2001	18.52
	2000	19.78
	1999	20.46
	1998	11.97

MFS Research	2007	15.95
	2006	14.29
	2005	13.12
	2004	12.34
	2003	10.80
	2002	8.78
	2001	11.81
	2000	15.20
	1999	16.21
	1998	13.24

MFS Total Return	2007	19.12
	2006	18.61
	2005	16.86
	2004	16.63
	2003	15.15
	2002	13.21
	2001	14.13
	2000	14.30
	1999	12.50
	1998	12.29

MFS Utilities	2007	26.71
	2006	21.18
	2005	16.36
	2004	14.20
	2003	11.06
	2002	8.26
	2001	10.84
	2000	14.51
	1999	13.74
	1998	10.65

OppenheimerFunds Capital Appreciation	2007	19.81
	2006	17.60
	2005	16.53
	2004	15.96
	2003	15.13
	2002	11.72
	2001	16.25
	2000	18.85
	1999	19.16
	1998	13.72

OppenheimerFunds Global Securities	2007	27.59
	2006	26.32
	2005	22.68
	2004	20.12
	2003	17.12
	2002	12.14
	2001	15.82
	2000	18.24
	1999	17.60
	1998	11.26

OppenheimerFunds High Income	2007	13.98
	2006	14.19
	2005	13.15
	2004	13.04
	2003	12.13
	2002	9.93
	2001	10.31
	2000	10.26
	1999	10.81
	1998	10.51

OppenheimerFunds Main Street	2007	15.36
	2006	14.95
	2005	13.18
	2004	12.61
	2003	11.68
	2002	9.35
	2001	11.68
	2000	13.19
	1999	14.66
	1998	12.21

OppenheimerFunds Mid Cap	2007	16.02
	2006	15.28
	2005	15.06
	2004	13.59
	2003	11.51
	2002	9.29
	2001	13.05
	2000	19.26
	1999	22.01
	1998	12.16

OppenheimerFunds Money Fund	2007	1.39
	2006	1.35
	2005	1.30
	2004	1.28
	2003	1.29
	2002	1.30
	2001	1.30
	2000	1.27
	1999	1.21
	1998	1.17

OppenheimerFunds Strategic Bond	2007	17.05
	2006	15.76
	2005	14.87
	2004	14.69
	2003	13.71
	2002	11.78
	2001	11.12
	2000	10.75
	1999	10.63
	1998	10.47

Van Eck Worldwide Hard Assets	2007	48.47
	2006	33.82
	2005	27.55
	2004	18.42
	2003	15.07
	2002	10.53
	2001	11.00
	2000	12.45
	1999	11.34
	1998	9.50

Van Eck Worldwide Real Estate	2007	31.36
	2006	31.53
	2005	24.42
	2004	20.47
	2003	15.24
	2002	11.49
	2001	12.20
	2000	11.75
	1999	10.04
	1998	10.39

Van Kampen LIT MidCap Growth II	2007	6.28
	2006	5.42
	2005	5.24
	2004	4.78
	2003	4.22
	2002	3.08
	2001	4.64
	2000	7.62
	1999	—
	1998	—

Van Kampen LIT Comstock	2007	17.03
	2006	17.63
	2005	15.38
	2004	14.94
	2003	12.87
	2002	9.96
	2001	12.51
	2000	13.01
	1999	—
	1998	—

Van Kampen LIT Enterprise	2007	6.76
	2006	6.08
	2005	5.76
	2004	5.40
	2003	5.26
	2002	4.24
	2001	6.09
	2000	7.76
	1999	—
	1998	—

Van Kampen International Growth II	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Van Kampen LIT Government II	2007	11.08
	2006	10.50
	2005	10.33
	2004	10.14
	2003	9.90
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Van Kampen LIT Growth and Income	2007	15.61
	2006	15.40
	2005	13.44
	2004	12.39
	2003	10.98
	2002	8.70
	2001	10.32
	2000	11.12
	1999	—
	1998	—

Van Kampen Global Real Estate II	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Van Kampen LIT Capital Growth	2007	5.41
	2006	4.69
	2005	4.62
	2004	4.35
	2003	4.12
	2002	3.28
	2001	4.93
	2000	7.29
	1999	—
	1998	—

Van Kampen UIF Equity and Income II	2007	14.90
	2006	14.62
	2005	13.17
	2004	12.44
	2003	11.31
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Accumulation Units Outstanding

ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT

Sub-Account	Year Ended

Calvert Social Balanced	2007	245,400
	2006	294,933
	2005	403,478
	2004	550,635
	2003	650,502
	2002	739,248
	2001	822,438
	2000	1,002,497
	1999	908,525
	1998	481,687

Calvert Social Small Cap Growth	2007	—
	2006	58,238
	2005	82,614
	2004	102,414
	2003	120,436
	2002	132,225
	2001	133,355
	2000	113,582
	1999	83,449
	1998	53,800

Fidelity VIP Contrafund® Service Class 2	2007	251,656
	2006	91,699
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Equity-Income-Service Class 2	2007	51,863
	2006	27,689
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Freedom Fund 2015 Maturity-Service	2007	—
Class 2	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Freedom Fund 2020 Maturity-Service	2007	—
Class 2	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Growth-Service Class 2	2007	29,150
	2006	8,946
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Index 500-Service Class 2	2007	39,323
	2006	7,075
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Investment Grade Bond-Service Class 2	2007	100,213
	2006	16,277
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Fidelity VIP Mid-Cap-Service Class 2	2007	101,344
	2006	33,659
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin Flex Cap Growth Securities-Class 2	2007 2006	21,699 7,140
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin Income Securities-Class 2	2007 2006	493,415 198,331
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin Rising Dividends Securities-Class 2	2007 2006	86,992 48,661
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin Small-Mid Cap Growth Securities-Class 2	2007 2006	25,087 4,789
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Franklin U.S.	2007	46,942
Government-Class 2	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Mutual Shares Securities-Class 2	2007	489,442
	2006	198,417
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Templeton Foreign Securities-Class 2	2007 2006	193,209 93,797
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Templeton Global Income Securities-Class 2	2007 2006	53,236 —
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Franklin Templeton-Templeton Growth Securities-Class 2	2007 2006	263,559 122,592
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Goldman Sachs Capital Growth Institutional Class	2007	2,049,833
	2006	2,646,614
	2005	3,461,871
	2004	4,672,216
	2003	5,725,827
	2002	6,432,778
	2001	8,045,942
	2000	9,490,574
	1999	9,304,240
	1998	6,926,984

Goldman Sachs Growth and Income	2007	4,039,054
Institutional Class	2006	4,862,808
	2005	6,020,945
	2004	7,394,575
	2003	8,602,553
	2002	9,412,410
	2001	11,356,707
	2000	13,775,704
	1999	16,852,150
	1998	19,909,590

Goldman Sachs Mid Cap Value Institutional Class	2007	294,221
	2006	385,202
	2005	380,841
	2004	155,839
	2003	1,432
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Goldman Sachs Strategic International Equity	2007	2,530,134
Institutional Class	2006	3,056,324
	2005	3,609,374
	2004	4,475,683
	2003	5,307,973
	2002	6,172,752
	2001	7,941,172
	2000	9,951,471
	1999	10,449,270
	1998	10,798,391

Goldman Sachs Structured Small Cap Equity	2007	1,666,413
Institutional Class	2006	2,090,793
	2005	2,617,300
	2004	3,255,347
	2003	3,895,973
	2002	4,323,212
	2001	4,939,011
	2000	5,558,766
	1999	6,671,154
	1998	8,201,197

Goldman Sachs Structured U.S. Equity	2007	2,539,464
Institutional Class	2006	3,213,800
	2005	4,116,944
	2004	5,295,822
	2003	6,484,270
	2002	7,676,260
	2001	9,740,961
	2000	11,358,606
	1999	11,889,192
	1998	10,415,387

Goldman Sachs Capital Growth Service Class	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Goldman Sachs Growth and Income Service Class	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Goldman Sachs Strategic International Equity	2007	—
Service Class	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Goldman Sachs Structured Small Cap Equity	2007	—
Service Class	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Goldman Sachs Structured U.S. Equity Service Class	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett America's Value	2007	500,695
	2006	550,327
	2005	629,935
	2004	440,335
	2003	147,311
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Bond-Debenture	2007	1,975,427
	2006	2,281,105
	2005	2,702,668
	2004	3,012,671
	2003	2,772,117
	2002	1,096,024
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Growth and Income	2007	4,020,829
	2006	4,759,051
	2005	5,542,096
	2004	5,870,223
	2003	5,137,161
	2002	2,424,612
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Growth Opportunities	2007	159,780
	2006	175,958
	2005	156,315
	2004	140,065
	2003	79,943
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Large Cap Core	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett Mid-Cap Value	2007	2,390,802
	2006	2,922,486
	2005	3,485,413
	2004	3,443,295
	2003	2,934,186
	2002	1,297,078
	2001	—
	2000	—
	1999	—
	1998	—

Lord Abbett International	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

MFS Growth	2007	481,841
	2006	650,084
	2005	851,979
	2004	1,180,843
	2003	1,548,082
	2002	1,900,895
	2001	2,637,417
	2000	3,152,340
	1999	2,417,374
	1998	1,102,153

MFS Investors Growth Stock	2007	542,214
	2006	740,822
	2005	926,608
	2004	1,225,589
	2003	1,451,695
	2002	1,497,449
	2001	1,468,634
	2000	512,272
	1999
	1998

MFS Investors Trust	2007	1,144,074
	2006	1,526,031
	2005	2,074,697
	2004	2,946,962
	2003	3,711,622
	2002	4,346,175
	2001	5,313,155
	2000	5,157,196
	1999	4,336,388
	1998	1,409,735

MFS New Discovery	2007	160,842
	2006	231,686
	2005	290,307
	2004	389,513
	2003	516,756
	2002	591,041
	2001	592,137
	2000	556,357
	1999	119,735
	1998	—

MFS Research	2007	922,180
	2006	1,250,714
	2005	1,651,370
	2004	2,240,629
	2003	2,798,879
	2002	3,378,814
	2001	4,372,647
	2000	4,780,858
	1999	3,724,827
	1998	1,987,679

MFS Total Return	2007	2,734,623
	2006	3,390,311
	2005	4,298,024
	2004	4,938,005
	2003	5,480,629
	2002	4,933,554
	2001	4,102,590
	2000	2,996,679
	1999	2,530,284
	1998	1,060,293

MFS Utilities	2007	371,188
	2006	463,422
	2005	541,940
	2004	577,172
	2003	607,394
	2002	689,217
	2001	950,939
	2000	623,345
	1999	142,311
	1998	—

OppenheimerFunds Capital Appreciation	2007	1,043,720
	2006	1,409,274
	2005	1,894,061
	2004	2,496,732
	2003	3,000,252
	2002	3,361,023
	2001	4,235,334
	2000	4,288,750
	1999	2,744,570
	1998	1,167,782

OppenheimerFunds Global Securities	2007	707,280
	2006	840,980
	2005	933,214
	2004	1,000,181
	2003	1,128,930
	2002	1,245,740
	2001	1,381,578
	2000	1,135,818
	1999	255,811
	1998	—

OppenheimerFunds High Income	2007	302,578
	2006	422,891
	2005	543,322
	2004	689,679
	2003	776,966
	2002	607,672
	2001	516,852
	2000	257,115
	1999	74,135
	1998	—

OppenheimerFunds Main Street	2007	1,536,976
	2006	2,063,914
	2005	2,744,978
	2004	3,645,542
	2003	4,419,097
	2002	5,103,652
	2001	5,952,189
	2000	5,419,206
	1999	3,650,951
	1998	1,644,982

OppenheimerFunds Mid Cap	2007	395,800
	2006	551,090
	2005	753,805
	2004	988,121
	2003	1,191,196
	2002	1,434,737
	2001	1,952,500
	2000	2,303,048
	1999	1,430,515
	1998	931,933

OppenheimerFunds Money Fund	2007	7,965,367
	2006	5,760,233
	2005	5,081,773
	2004	6,901,482
	2003	8,057,685
	2002	14,673,692
	2001	18,537,802
	2000	11,194,895
	1999	10,833,442
	1998	4,526,291

OppenheimerFunds Strategic Bond	2007	2,305,859
	2006	2,769,104
	2005	3,600,355
	2004	4,577,750
	2003	5,763,645
	2002	3,043,171
	2001	2,916,350
	2000	2,641,573
	1999	2,478,990
	1998	1,524,677

Van Eck Worldwide Hard Assets	2007	4,212
	2006	5,725
	2005	6,322
	2004	10,506
	2003	11,296
	2002	37,667
	2001	18,068
	2000	6,646
	1999	3,459
	1998	—

Van Eck Worldwide Real Estate	2007	8,179
	2006	10,343
	2005	18,213
	2004	21,971
	2003	41,961
	2002	57,597
	2001	55,155
	2000	14,780
	1999	5,743
	1998	—

Van Kampen LIT MidCap Growth II	2007	140,279
	2006	164,480
	2005	271,294
	2004	314,712
	2003	371,641
	2002	242,076
	2001	217,831
	2000	35,328
	1999	—
	1998	—

Van Kampen LIT Comstock	2007	3,828,088
	2006	4,701,611
	2005	5,714,523
	2004	6,323,336
	2003	6,372,668
	2002	5,448,958
	2001	3,857,912
	2000	770,357
	1999	—
	1998	—

Van Kampen LIT Enterprise	2007	1,353,338
	2006	1,834,632
	2005	2,370,263
	2004	3,288,092
	2003	3,969,672
	2002	4,104,568
	2001	3,098,090
	2000	1,365,309
	1999	—
	1998	—

Van Kampen International Growth II	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Van Kampen LIT Government II	2007	437,600
	2006	355,798
	2005	350,719
	2004	262,712
	2003	177,454
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Van Kampen LIT Growth and Income	2007	4,391,231
	2006	5,365,079
	2005	6,408,792
	2004	7,433,141
	2003	7,960,237
	2002	7,032,481
	2001	4,708,671
	2000	1,072,397
	1999	—
	1998	—

Van Kampen Global Real Estate II	2007	—
	2006	—
	2005	—
	2004	—
	2003	—
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

Van Kampen LIT Capital Growth	2007	1,737,981
	2006	2,293,829
	2005	2,945,180
	2004	3,848,357
	2003	4,701,806
	2002	4,945,429
	2001	5,026,914
	2000	2,624,094
	1999	—
	1998	—

Van Kampen UIF Equity and Income II	2007	1,037,573
	2006	1,099,888
	2005	1,178,460
	2004	961,446
	2003	478,983
	2002	—
	2001	—
	2000	—
	1999	—
	1998	—

        Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life's Investment Products Division, customer service center at the address shown on the cover.

        Please send me a free copy of the Statement of Additional Information for the Protective Variable Annuity.

Name
Address
City, State, Zip
Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY
P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
THE PROTECTIVE VARIABLE ANNUITY
AN INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

        This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Protective Variable Annuity, an individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2008.

STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	3
STATE REGULATION	3
RECORDS AND REPORTS	3
LEGAL MATTERS	3
EXPERTS	3
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4

SAFEKEEPING OF ACCOUNT ASSETS

        Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

        Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

        The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

        Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

        Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

        Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

        The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2007 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2007 and included in this SAI, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.

        The consolidated balance sheets of Protective Life as of December 31, 2007, and 2006 and the consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007 and the related financial statement schedules included in this SAI, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.

3

OTHER INFORMATION

        A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N. E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

        The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2007 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2007 and 2006 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

        The audited consolidated balance sheets for Protective Life as of December 31, 2007 and 2006 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2007 as well as the Report of Independent Registered Public Accounting Firm are contained herein. Protective Life's financial statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Protective Variable Annuity Separate Account.

Financial Statements follow this page.

4

        All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Annuity Separate Account
and the Board of Directors of
Protective Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts, as listed in Note 1 to such financial statements, of the Protective Variable Annuity Separate Account, at December 31, 2007, and the results of each of their operations and changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Protective Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Birmingham, Alabama
April 24, 2008

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Assets
Investments in sub-accounts at market value	$185,965	$108,518	$101,497	$68,860	$88,535	$28,395
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	185,965	108,518	101,497	68,860	88,535	28,395

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$185,965	$108,518	$101,497	$68,860	$88,535	$28,395

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Assets
Investments in sub-accounts at market value	$0	$4,586	$11,373	$18,846	$27,319	$94,003
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	0	4,586	11,373	18,846	27,319	94,003

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$0	$4,586	$11,373	$18,846	$27,319	$94,003

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
Assets
Investments in sub-accounts at market value	$5,189	$16,240	$7,211	$1,991	$1,139	$2,832
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	5,189	16,240	7,211	1,991	1,139	2,832

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$5,189	$16,240	$7,211	$1,991	$1,139	$2,832

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
Assets
Investments in sub-accounts at market value	$66,382	$1,725	$11,037	$10,765	$24,483	$7,825
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	66,382	1,725	11,037	10,765	24,483	7,825

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$66,382	$1,725	$11,037	$10,765	$24,483	$7,825

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
Assets
Investments in sub-accounts at market value	$33,058	$35,224	$53,675	$33,452	$9,102	$925
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	33,058	35,224	53,675	33,452	9,102	925

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$33,058	$35,224	$53,675	$33,452	$9,102	$925

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
Assets
Investments in sub-accounts at market value	$8,613	$5,727	$29,986	$35,800	$5,427	$756
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	8,613	5,727	29,986	35,800	5,427	756

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$8,613	$5,727	$29,986	$35,800	$5,427	$756

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
Assets
Investments in sub-accounts at market value	$644	$18,294	$18,689	$124,254	$132,702	$4,469
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	644	18,294	18,689	124,254	132,702	4,469

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$644	$18,294	$18,689	$124,254	$132,702	$4,469

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
Assets
Investments in sub-accounts at market value	$113,837	$40,460	$6,251	$6,591	$133,265	$73,445
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	113,837	40,460	6,251	6,591	133,265	73,445

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$113,837	$40,460	$6,251	$6,591	$133,265	$73,445

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
Assets
Investments in sub-accounts at market value	$206,549	$125,336	$152,115	$17,342	$70,839	$11,084
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	206,549	125,336	152,115	17,342	70,839	11,084

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$206,549	$125,336	$152,115	$17,342	$70,839	$11,084

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
Assets
Investments in sub-accounts at market value	$2,998	$36,053	$12,110	$4,794	$9,281	$1,746
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	2,998	36,053	12,110	4,794	9,281	1,746

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$2,998	$36,053	$12,110	$4,794	$9,281	$1,746

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities
Assets
Investments in sub-accounts at market value	$66,135	$20,034	$2,978	$66,373	$4,838	$41,710
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	66,135	20,034	2,978	66,373	4,838	41,710

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$66,135	$20,034	$2,978	$66,373	$4,838	$41,710

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Templeton Foreign Securities	Templeton Global Income Securities	Total
Assets
Investments in sub-accounts at market value	$21,444	$6,736	$2,699,857
Receivable from Protective Life Insurance Company	0	0	0

Total Assets	21,444	6,736	2,699,857

Liabilities
Payable to Protective Life Insurance Company	0	0	0

Net Assets	$21,444	$6,736	$2,699,857

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2007
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Investment Income
Dividends	$3,442	$1,445	$1,132	$293	$162	$229
Expense
Mortality and expense risk and administrative charges	2,421	1,268	1,575	1,069	1,109	311

Net investment income (loss)	1,021	177	(443)	(776)	(947)	(82)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	7,969	4,468	9,165	1,216	5,647	189
Capital gain distribution	17,721	11,363	7,944	7,606	0	4,230

Net realized gain (loss) on investments	25,690	15,831	17,109	8,822	5,647	4,419
Net unrealized appreciation (depreciation) on investments during the period	(25,806)	(9,544)	(19,392)	(22,942)	2,793	(3,541)

Net realized and unrealized gain (loss) on investments	(116)	6,287	(2,283)	(14,120)	8,440	878

Net Increase (Decrease) in Net Assets resulting from Operations	$905	$6,464	$(2,726)	$(14,896)	$7,493	$796

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Investment Income
Dividends	$0	$113	$0	$150	$262	$2,762
Expense
Mortality and expense risk and administrative charges	11	70	169	290	416	1,352

Net investment income (loss)	(11)	43	(169)	(140)	(154)	1,410

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	211	(12)	9	292	1,633	3,107
Capital gain distribution	0	258	0	0	266	2,640

Net realized gain (loss) on investments	211	246	9	292	1,899	5,747
Net unrealized appreciation (depreciation) on investments during the period	(152)	(208)	2,283	2,188	868	(3,879)

Net realized and unrealized gain (loss) on investments	59	38	2,292	2,480	2,767	1,868

Net Increase (Decrease) in Net Assets resulting from Operations	$48	$81	$2,123	$2,340	$2,613	$3,278

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
Investment Income
Dividends	$0	$161	$28	$0	$5	$16
Expense
Mortality and expense risk and administrative charges	92	224	111	12	11	28

Net investment income (loss)	(92)	(63)	(83)	(12)	(6)	(12)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	50	737	(92)	45	21	31
Capital gain distribution	492	1,167	0	0	0	23

Net realized gain (loss) on investments	542	1,904	(92)	45	21	54
Net unrealized appreciation (depreciation) on investments during the period	(258)	1,955	939	171	93	192

Net realized and unrealized gain (loss) on investments	284	3,859	847	216	114	246

Net Increase (Decrease) in Net Assets resulting from Operations	$192	$3,796	$764	$204	$108	$234

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
Investment Income
Dividends	$1,451	$0	$69	$2	$1,034	$0
Expense
Mortality and expense risk and administrative charges	590	20	88	41	252	129

Net investment income (loss)	861	(20)	(19)	(39)	782	(129)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	228	3	62	12	12	62
Capital gain distribution	1,513	122	596	0	0	0

Net realized gain (loss) on investments	1,741	125	658	12	12	62
Net unrealized appreciation (depreciation) on investments during the period	(906)	(89)	1,365	320	(6)	577

Net realized and unrealized gain (loss) on investments	835	36	2,023	332	6	639

Net Increase (Decrease) in Net Assets resulting from Operations	$1,696	$16	$2,004	$293	$788	$510

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
Investment Income
Dividends	$86	$362	$2,138	$500	$839	$0
Expense
Mortality and expense risk and administrative charges	483	562	772	482	141	9

Net investment income (loss)	(397)	(200)	1,366	18	698	(9)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,055	2,995	892	772	(86)	15
Capital gain distribution	0	0	0	1,819	0	0

Net realized gain (loss) on investments	2,055	2,995	892	2,591	(86)	15
Net unrealized appreciation (depreciation) on investments during the period	2,709	(1,364)	2,200	(760)	(703)	31

Net realized and unrealized gain (loss) on investments	4,764	1,631	3,092	1,831	(789)	46

Net Increase (Decrease) in Net Assets resulting from Operations	$4,367	$1,431	$4,458	$1,849	$(91)	$37

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
Investment Income
Dividends	$1	$57	$635	$366	$378	$1
Expense
Mortality and expense risk and administrative charges	77	63	208	285	57	11

Net investment income (loss)	(76)	(6)	427	81	321	(10)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	161	112	59	170	(3)	38
Capital gain distribution	0	0	0	1,529	0	85

Net realized gain (loss) on investments	161	112	59	1,699	(3)	123
Net unrealized appreciation (depreciation) on investments during the period	880	68	1,386	(230)	(407)	126

Net realized and unrealized gain (loss) on investments	1,041	180	1,445	1,469	(410)	249

Net Increase (Decrease) in Net Assets resulting from Operations	$965	$174	$1,872	$1,550	$(89)	$239

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
Investment Income
Dividends	$9	$10	$88	$2,703	$2,455	$0
Expense
Mortality and expense risk and administrative charges	11	246	260	1,813	1,855	49

Net investment income (loss)	(2)	(236)	(172)	890	600	(49)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	49	(693)	(32)	7,123	6,917	65
Capital gain distribution	88	0	0	3,329	5,739	277

Net realized gain (loss) on investments	137	(693)	(32)	10,452	12,656	342
Net unrealized appreciation (depreciation) on investments during the period	(128)	3,772	2,514	(14,917)	(10,375)	338

Net realized and unrealized gain (loss) on investments	9	3,079	2,482	(4,465)	2,281	680

Net Increase (Decrease) in Net Assets resulting from Operations	$7	$2,843	$2,310	$(3,575)	$2,881	$631

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
Investment Income
Dividends	$1,987	$893	$0	$11	$2,047	$920
Expense
Mortality and expense risk and administrative charges	1,059	244	61	67	1,214	645

Net investment income (loss)	928	649	(61)	(56)	833	275

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	458	13	177	252	724	433
Capital gain distribution	2,798	0	0	0	2,842	2,477

Net realized gain (loss) on investments	3,256	13	177	252	3,566	2,910
Net unrealized appreciation (depreciation) on investments during the period	(1,879)	1,051	766	555	(9,091)	(2,334)

Net realized and unrealized gain (loss) on investments	1,377	1,064	943	807	(5,525)	576

Net Increase (Decrease) in Net Assets resulting from Operations	$2,305	$1,713	$882	$751	$(4,692)	$851

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
Investment Income
Dividends	$2,569	$7,591	$695	$0	$2,133	$216
Expense
Mortality and expense risk and administrative charges	2,308	1,349	1,715	158	629	41

Net investment income (loss)	261	6,242	(1,020)	(158)	1,504	175

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	4,387	524	3,150	384	202	0
Capital gain distribution	14,168	411	20,421	1,428	2,250	0

Net realized gain (loss) on investments	18,555	935	23,571	1,812	2,452	0
Net unrealized appreciation (depreciation) on investments during the period	(13,670)	(939)	(22,972)	1,363	(2,819)	(222)

Net realized and unrealized gain (loss) on investments	4,885	(4)	599	3,175	(367)	(222)

Net Increase (Decrease) in Net Assets resulting from Operations	$5,146	$6,238	$(421)	$3,017	$1,137	$(47)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
Investment Income
Dividends	$3	$245	$41	$79	$125	$1
Expense
Mortality and expense risk and administrative charges	14	190	75	37	55	11

Net investment income (loss)	(11)	55	(34)	42	70	(10)

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	9	50	(9)	5	0	10
Capital gain distribution	1	8,323	456	399	0	0

Net realized gain (loss) on investments	10	8,373	447	404	0	10
Net unrealized appreciation (depreciation) on investments during the period	281	(5,449)	415	(557)	138	139

Net realized and unrealized gain (loss) on investments	291	2,924	862	(153)	138	149

Net Increase (Decrease) in Net Assets resulting from Operations	$280	$2,979	$828	$(111)	$208	$139

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities
Investment Income
Dividends	$1,370	$171	$0	$603	$11	$394
Expense
Mortality and expense risk and administrative charges	371	81	15	378	11	256

Net investment income (loss)	999	90	(15)	225	0	138

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(7)	(5)	0	(15)	(1)	(1)
Capital gain distribution	254	105	107	1,476	0	1,257

Net realized gain (loss) on investments	247	100	107	1,461	(1)	1,256
Net unrealized appreciation (depreciation) on investments during the period	(1,100)	(1,052)	(7)	(2,104)	126	(1,550)

Net realized and unrealized gain (loss) on investments	(853)	(952)	100	(643)	125	(294)

Net Increase (Decrease) in Net Assets resulting from Operations	$146	$(862)	$85	$(418)	$125	$(156)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Templeton Foreign Securities	Templeton Global Income Securities	Total
Investment Income
Dividends	$178	$7	$45,674
Expense
Mortality and expense risk and administrative charges	99	14	30,140

Net investment income (loss)	79	(7)	15,534

Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	9	(1)	66,422
Capital gain distribution	406	0	128,386

Net realized gain (loss) on investments	415	(1)	194,808
Net unrealized appreciation (depreciation) on investments during the period	951	146	(147,653)

Net realized and unrealized gain (loss) on investments	1,366	145	47,155

Net Increase (Decrease) in Net Assets resulting from Operations	$1,445	$138	$62,689

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2007
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
From Operations
Net investment income (loss)	$1,021	$177	$(443)	$(776)	$(947)	$(82)
Net realized gain (loss) on investments	25,690	15,831	17,109	8,822	5,647	4,419
Net unrealized appreciation (depreciation) of investments during the period	(25,806)	(9,544)	(19,392)	(22,942)	2,793	(3,541)

Net increase (decrease) in net assets resulting from operations	905	6,464	(2,726)	(14,896)	7,493	796

From Variable Annuity Contract Transactions
Contract owner's net payments	5,862	7,938	868	2,875	3,395	240
Contract maintenance fees	(114)	(80)	(63)	(46)	(62)	(22)
Surrenders	(24,039)	(13,135)	(18,468)	(12,133)	(12,962)	(3,148)
Death benefits	(3,808)	(1,377)	(2,028)	(839)	(1,178)	(363)
Transfer (to) from other portfolios	8,603	9,734	(4,241)	366	3,419	(1,103)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(13,496)	3,080	(23,932)	(9,777)	(7,388)	(4,396)

Total increase (decrease) in net assets	(12,591)	9,544	(26,658)	(24,673)	105	(3,600)
Net Assets
Beginning of Year	198,556	98,974	128,155	93,533	88,430	31,995

End of Year	$185,965	$108,518	$101,497	$68,860	$88,535	$28,395

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(11)	$43	$(169)	$(140)	$(154)	$1,410
Net realized gain (loss) on investments	211	246	9	292	1,899	5,747
Net unrealized appreciation (depreciation) of investments during the period	(152)	(208)	2,283	2,188	868	(3,879)

Net increase (decrease) in net assets resulting from operations	48	81	2,123	2,340	2,613	3,278

From Variable Annuity Contract Transactions
Contract owner's net payments	15	3	40	49	104	217
Contract maintenance fees	(1)	(3)	(10)	(14)	(15)	(33)
Surrenders	(74)	(815)	(2,365)	(4,269)	(5,736)	(16,795)
Death benefits	(2)	(66)	(202)	(535)	(728)	(1,621)
Transfer (to) from other portfolios	(1,119)	8	(686)	(972)	(1,504)	(1,297)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,181)	(873)	(3,223)	(5,741)	(7,879)	(19,529)

Total increase (decrease) in net assets	(1,133)	(792)	(1,100)	(3,401)	(5,266)	(16,251)
Net Assets
Beginning of Year	1,133	5,378	12,473	22,247	32,585	110,254

End of Year	$0	$4,586	$11,373	$18,846	$27,319	$94,003

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(92)	$(63)	$(83)	$(12)	$(6)	$(12)
Net realized gain (loss) on investments	542	1,904	(92)	45	21	54
Net unrealized appreciation (depreciation) of investments during the period	(258)	1,955	939	171	93	192

Net increase (decrease) in net assets resulting from operations	192	3,796	764	204	108	234

From Variable Annuity Contract Transactions
Contract owner's net payments	25	122	37	309	164	113
Contract maintenance fees	(4)	(5)	(3)	(1)	(1)	(2)
Surrenders	(1,363)	(2,862)	(1,754)	(118)	(110)	(53)
Death benefits	(157)	(309)	(84)	(12)	0	(91)
Transfer (to) from other portfolios	(722)	(249)	(485)	632	224	46

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,221)	(3,303)	(2,289)	810	277	13

Total increase (decrease) in net assets	(2,029)	493	(1,525)	1,014	385	247
Net Assets
Beginning of Year	7,218	15,747	8,736	977	754	2,585

End of Year	$5,189	$16,240	$7,211	$1,991	$1,139	$2,832

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
From Operations
Net investment income (loss)	$861	$(20)	$(19)	$(39)	$782	$(129)
Net realized gain (loss) on investments	1,741	125	658	12	12	62
Net unrealized appreciation (depreciation) of investments during the period	(906)	(89)	1,365	320	(6)	577

Net increase (decrease) in net assets resulting from operations	1,696	16	2,004	293	788	510

From Variable Annuity Contract Transactions
Contract owner's net payments	2,872	121	1,275	3,481	1,180	41
Contract maintenance fees	(46)	(1)	(8)	(18)	(12)	(8)
Surrenders	(4,140)	(82)	(464)	(192)	(17,995)	(2,248)
Death benefits	(742)	(2)	(19)	(5)	(494)	(239)
Transfer (to) from other portfolios	6,932	73	1,380	5,440	22,448	(494)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	4,876	109	2,164	8,706	5,127	(2,948)

Total increase (decrease) in net assets	6,572	125	4,168	8,999	5,915	(2,438)
Net Assets
Beginning of Year	59,810	1,600	6,869	1,766	18,568	10,263

End of Year	$66,382	$1,725	$11,037	$10,765	$24,483	$7,825

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
From Operations
Net investment income (loss)	$(397)	$(200)	$1,366	$18	$698	$(9)
Net realized gain (loss) on investments	2,055	2,995	892	2,591	(86)	15
Net unrealized appreciation (depreciation) of investments during the period	2,709	(1,364)	2,200	(760)	(703)	31

Net increase (decrease) in net assets resulting from operations	4,367	1,431	4,458	1,849	(91)	37

From Variable Annuity Contract Transactions
Contract owner's net payments	92	195	156	198	40	81
Contract maintenance fees	(19)	(20)	(22)	(12)	(3)	(1)
Surrenders	(7,255)	(7,864)	(10,108)	(5,856)	(1,716)	(26)
Death benefits	(647)	(737)	(1,193)	(380)	(257)	0
Transfer (to) from other portfolios	(1,507)	(2,361)	1,184	252	(1,007)	71

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(9,336)	(10,787)	(9,983)	(5,798)	(2,943)	125

Total increase (decrease) in net assets	(4,969)	(9,356)	(5,525)	(3,949)	(3,034)	162
Net Assets
Beginning of Year	38,027	44,580	59,200	37,401	12,136	763

End of Year	$33,058	$35,224	$53,675	$33,452	$9,102	$925

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
From Operations
Net investment income (loss)	$(76)	$(6)	$427	$81	$321	$(10)
Net realized gain (loss) on investments	161	112	59	1,699	(3)	123
Net unrealized appreciation (depreciation) of investments during the period	880	68	1,386	(230)	(407)	126

Net increase (decrease) in net assets resulting from operations	965	174	1,872	1,550	(89)	239

From Variable Annuity Contract Transactions
Contract owner's net payments	320	349	3,928	2,735	327	0
Contract maintenance fees	(6)	(3)	(25)	(31)	(4)	0
Surrenders	(606)	(403)	(1,244)	(1,902)	(358)	(69)
Death benefits	(36)	(24)	(222)	(322)	(193)	0
Transfer (to) from other portfolios	417	173	8,882	4,715	86	(49)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	89	92	11,319	5,195	(142)	(118)

Total increase (decrease) in net assets	1,054	266	13,191	6,745	(231)	121
Net Assets
Beginning of Year	7,559	5,461	16,795	29,055	5,658	635

End of Year	$8,613	$5,727	$29,986	$35,800	$5,427	$756

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
From Operations
Net investment income (loss)	$(2)	$(236)	$(172)	$890	$600	$(49)
Net realized gain (loss) on investments	137	(693)	(32)	10,452	12,656	342
Net unrealized appreciation (depreciation) of investments during the period	(128)	3,772	2,514	(14,917)	(10,375)	338

Net increase (decrease) in net assets resulting from operations	7	2,843	2,310	(3,575)	2,881	631

From Variable Annuity Contract Transactions
Contract owner's net payments	0	47	62	328	408	412
Contract maintenance fees	0	(8)	(7)	(43)	(40)	(2)
Surrenders	(172)	(2,926)	(3,204)	(20,592)	(19,481)	(449)
Death benefits	(5)	(195)	(213)	(1,510)	(1,896)	(14)
Transfer (to) from other portfolios	(47)	(2,228)	(2,168)	(6,132)	(6,163)	308

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(224)	(5,310)	(5,530)	(27,949)	(27,172)	255

Total increase (decrease) in net assets	(217)	(2,467)	(3,220)	(31,524)	(24,291)	886
Net Assets
Beginning of Year	861	20,761	21,909	155,778	156,993	3,583

End of Year	$644	$18,294	$18,689	$124,254	$132,702	$4,469

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
From Operations
Net investment income (loss)	$928	$649	$(61)	$(56)	$833	$275
Net realized gain (loss) on investments	3,256	13	177	252	3,566	2,910
Net unrealized appreciation (depreciation) of investments during the period	(1,879)	1,051	766	555	(9,091)	(2,334)

Net increase (decrease) in net assets resulting from operations	2,305	1,713	882	751	(4,692)	851

From Variable Annuity Contract Transactions
Contract owner's net payments	4,762	5,987	54	39	6,311	4,160
Contract maintenance fees	(73)	(35)	(3)	(3)	(102)	(57)
Surrenders	(8,475)	(1,874)	(419)	(459)	(7,063)	(3,913)
Death benefits	(922)	(118)	(99)	(67)	(1,413)	(748)
Transfer (to) from other portfolios	16,521	16,741	(145)	(325)	14,797	8,061

Net increase (decrease) in net assets resulting from variable annuity contract transactions	11,813	20,701	(612)	(815)	12,530	7,503

Total increase (decrease) in net assets	14,118	22,414	270	(64)	7,838	8,354
Net Assets
Beginning of Year	99,719	18,046	5,981	6,655	125,427	65,091

End of Year	$113,837	$40,460	$6,251	$6,591	$133,265	$73,445

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$261	$6,242	$(1,020)	$(158)	$1,504	$175
Net realized gain (loss) on investments	18,555	935	23,571	1,812	2,452	0
Net unrealized appreciation (depreciation) of investments during the period	(13,670)	(939)	(22,972)	1,363	(2,819)	(222)

Net increase (decrease) in net assets resulting from operations	5,146	6,238	(421)	3,017	1,137	(47)

From Variable Annuity Contract Transactions
Contract owner's net payments	5,412	3,329	6,425	497	3,148	3,758
Contract maintenance fees	(101)	(61)	(95)	(12)	(50)	(19)
Surrenders	(19,782)	(12,788)	(15,580)	(1,211)	(4,366)	(154)
Death benefits	(2,496)	(1,545)	(1,738)	(149)	(573)	(4)
Transfer (to) from other portfolios	4,867	4,312	5,364	459	10,273	5,982

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(12,100)	(6,753)	(5,624)	(416)	8,432	9,563

Total increase (decrease) in net assets	(6,954)	(515)	(6,045)	2,601	9,569	9,516
Net Assets
Beginning of Year	213,503	125,851	158,160	14,741	61,270	1,568

End of Year	$206,549	$125,336	$152,115	$17,342	$70,839	$11,084

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
From Operations
Net investment income (loss)	$(11)	$55	$(34)	$42	$70	$(10)
Net realized gain (loss) on investments	10	8,373	447	404	0	10
Net unrealized appreciation (depreciation) of investments during the period	281	(5,449)	415	(557)	138	139

Net increase (decrease) in net assets resulting from operations	280	2,979	828	(111)	208	139

From Variable Annuity Contract Transactions
Contract owner's net payments	439	6,366	1,897	937	1,447	158
Contract maintenance fees	(1)	(31)	(7)	(3)	(6)	(1)
Surrenders	(61)	(920)	(213)	(237)	(307)	(93)
Death benefits	(5)	(197)	(10)	(23)	(55)	0
Transfer (to) from other portfolios	1,775	17,433	5,503	2,450	5,501	920

Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,147	22,651	7,170	3,124	6,580	984

Total increase (decrease) in net assets	2,427	25,630	7,998	3,013	6,788	1,123

Net Assets
Beginning of Year	571	10,423	4,112	1,781	2,493	623

End of Year	$2,998	$36,053	$12,110	$4,794	$9,281	$1,746

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities
From Operations
Net investment income (loss)	$999	$90	$(15)	$225	$0	$138
Net realized gain (loss) on investments	247	100	107	1,461	(1)	1,256
Net unrealized appreciation (depreciation) of investments during the period	(1,100)	(1,052)	(7)	(2,104)	126	(1,550)

Net increase (decrease) in net assets resulting from operations	146	(862)	85	(418)	125	(156)

From Variable Annuity Contract Transactions
Contract owner's net payments	10,735	5,821	590	11,262	1,318	5,914
Contract maintenance fees	(54)	(29)	(2)	(51)	(7)	(35)
Surrenders	(1,833)	(464)	(52)	(1,640)	(183)	(1,147)
Death benefits	(302)	(32)	0	(310)	(59)	(230)
Transfer (to) from other portfolios	39,749	12,032	1,451	38,240	3,644	23,043

Net increase (decrease) in net assets resulting from variable annuity contract transactions	48,295	17,328	1,987	47,501	4,713	27,545

Total increase (decrease) in net assets	48,441	16,466	2,072	47,083	4,838	27,389
Net Assets
Beginning of Year	17,694	3,568	906	19,290	0	14,321

End of Year	$66,135	$20,034	$2,978	$66,373	$4,838	$41,710

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Templeton Foreign Securities	Templeton Global Income Securities	Total
From Operations
Net investment income (loss)	$79	$(7)	$15,534
Net realized gain (loss) on investments	415	(1)	194,808
Net unrealized appreciation (depreciation) of investments during the period	951	146	(147,653)

Net increase (decrease) in net assets resulting from operations	1,445	138	62,689

From Variable Annuity Contract Transactions
Contract owner's net payments	4,697	2,021	138,508
Contract maintenance fees	(20)	(9)	(1,685)
Surrenders	(547)	(86)	(313,418)
Death benefits	(40)	(2)	(33,882)
Transfer (to) from other portfolios	11,262	4,674	295,443

Net increase (decrease) in net assets resulting from variable annuity contract transactions	15,352	6,598	84,966

Total increase (decrease) in net assets	16,797	6,736	147,655
Net Assets
Beginning of Year	4,647	0	2,552,202

End of Year	$21,444	$6,736	$2,699,857

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2006
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
From Operations
Net investment income (loss)	$706	$318	$(446)	$(669)	$(1,082)	$9
Net realized gain (loss) on investments	16,607	1,993	8,692	8,426	3,295	3,244
Net unrealized appreciation (depreciation) of investments during the period	18,765	14,914	5,913	2,027	4,023	716

Net increase (decrease) in net assets resulting from operations	36,078	17,225	14,159	9,784	6,236	3,969

From Variable Annuity Contract Transactions
Contract owner's net payments	4,450	3,357	2,077	2,403	2,214	2,445
Contract maintenance fees	(96)	(48)	(72)	(43)	(54)	(18)
Surrenders	(28,633)	(13,228)	(22,691)	(15,382)	(14,659)	(2,360)
Death benefits	(2,953)	(905)	(1,623)	(958)	(1,105)	(181)
Transfer (to) from other portfolios	8,953	7,755	(588)	(565)	(1,408)	5,808

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(18,279)	(3,069)	(22,897)	(14,545)	(15,012)	5,694

Total increase (decrease) in net assets	17,799	14,156	(8,738)	(4,761)	(8,776)	9,663
Net Assets
Beginning of Year	180,757	84,818	136,893	98,294	97,206	22,332

End of Year	$198,556	$98,974	$128,155	$93,533	$88,430	$31,995

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(20)	$38	$(192)	$(207)	$(295)	$1,299
Net realized gain (loss) on investments	115	48	(323)	(264)	470	6,072
Net unrealized appreciation (depreciation) of investments during the period	(107)	316	1,334	2,441	3,492	3,890

Net increase (decrease) in net assets resulting from operations	(12)	402	819	1,970	3,667	11,261

From Variable Annuity Contract Transactions
Contract owner's net payments	4	8	78	92	154	611
Contract maintenance fees	(1)	(5)	(12)	(17)	(19)	(39)
Surrenders	(327)	(1,300)	(2,523)	(4,561)	(6,989)	(17,583)
Death benefits	(8)	(122)	(118)	(409)	(833)	(1,667)
Transfer (to) from other portfolios	(130)	(310)	(928)	(1,313)	(1,371)	(4,206)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(462)	(1,729)	(3,503)	(6,208)	(9,058)	(22,884)

Total increase (decrease) in net assets	(474)	(1,327)	(2,684)	(4,238)	(5,391)	(11,623)
Net Assets
Beginning of Year	1,607	6,705	15,157	26,485	37,976	121,877

End of Year	$1,133	$5,378	$12,473	22,247	$32,585	$110,254

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(104)	$97	$(128)	$(8)	$(4)	$(18)
Net realized gain (loss) on investments	(31)	959	(85)	13	4	36
Net unrealized appreciation (depreciation) of investments during the period	926	2,683	732	56	51	255

Net increase (decrease) in net assets resulting from operations	791	3,739	519	61	51	273

From Variable Annuity Contract Transactions
Contract owner's net payments	39	57	53	199	213	184
Contract maintenance fees	(5)	(5)	(4)	0	0	(1)
Surrenders	(1,469)	(2,746)	(1,397)	(37)	(23)	(259)
Death benefits	(59)	(112)	(120)	(16)	0	(31)
Transfer (to) from other portfolios	(25)	749	(554)	213	113	504

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,519)	(2,057)	(2,022)	359	303	397

Total increase (decrease) in net assets	(728)	1,682	(1,503)	420	354	670
Net Assets
Beginning of Year	7,946	14,065	10,239	557	400	1,915

End of Year	$7,218	$15,747	$8,736	$977	$754	$2,585

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
From Operations
Net investment income (loss)	$554	$(16)	$32	$(23)	$485	$(169)
Net realized gain (loss) on investments	1,594	82	243	73	0	(290)
Net unrealized appreciation (depreciation) of investments during the period	3,251	72	1,127	48	0	666

Net increase (decrease) in net assets resulting from operations	5,399	138	1,402	98	485	207

From Variable Annuity Contract Transactions
Contract owner's net payments	3,549	206	1,097	198	793	111
Contract maintenance fees	(30)	(1)	(4)	(1)	(7)	(10)
Surrenders	(3,142)	(49)	(384)	(73)	(9,209)	(2,105)
Death benefits	(666)	0	(200)	(129)	(179)	(153)
Transfer (to) from other portfolios	11,055	239	1,548	(79)	15,355	(1,356)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	10,766	395	2,057	(84)	6,753	(3,513)

Total increase (decrease) in net assets	16,165	533	3,459	14	7,238	(3,306)
Net Assets
Beginning of Year	43,645	1,067	3,410	1,752	11,330	13,569

End of Year	$59,810	$1,600	$6,869	$1,766	$18,568	$10,263

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
From Operations
Net investment income (loss)	$(393)	$(72)	$1,997	$(109)	$825	$(8)
Net realized gain (loss) on investments	552	1,306	192	2,192	(6)	13
Net unrealized appreciation (depreciation) of investments during the period	2,365	4,611	1,442	3,229	157	15

Net increase (decrease) in net assets resulting from operations	2,524	5,845	3,631	5,312	976	20

From Variable Annuity Contract Transactions
Contract owner's net payments	199	162	203	189	15	158
Contract maintenance fees	(24)	(26)	(28)	(13)	(4)	0
Surrenders	(6,949)	(8,321)	(11,903)	(5,767)	(1,686)	(18)
Death benefits	(528)	(835)	(1,247)	(200)	(203)	(5)
Transfer (to) from other portfolios	(2,842)	(2,727)	(1,841)	4,027	(535)	(164)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(10,144)	(11,747)	(14,816)	(1,764)	(2,413)	(29)

Total increase (decrease) in net assets	(7,620)	(5,902)	(11,185)	3,548	(1,437)	(9)
Net Assets
Beginning of Year	45,647	50,482	70,385	33,853	13,573	772

End of Year	$38,027	$44,580	$59,200	$37,401	$12,136	$763

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
From Operations
Net investment income (loss)	$(54)	$(13)	$312	$(50)	$324	$(10)
Net realized gain (loss) on investments	33	46	0	902	(1)	96
Net unrealized appreciation (depreciation) of investments during the period	492	590	547	2,566	92	45

Net increase (decrease) in net assets resulting from operations	471	623	859	3,418	415	131

From Variable Annuity Contract Transactions
Contract owner's net payments	456	437	2,093	3,484	450	0
Contract maintenance fees	(4)	(2)	(7)	(17)	(3)	0
Surrenders	(323)	(329)	(938)	(1,309)	(349)	(51)
Death benefits	(15)	(52)	(79)	(150)	(134)	0
Transfer (to) from other portfolios	1,724	706	4,853	10,604	509	(73)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,838	760	5,922	12,612	473	(124)

Total increase (decrease) in net assets	2,309	1,383	6,781	16,030	888	7
Net Assets
Beginning of Year	5,250	4,078	10,014	13,025	4,770	628

End of Year	$7,559	$5,461	$16,795	$29,055	$5,658	$635

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
From Operations
Net investment income (loss)	$2	$(287)	$(189)	$387	$(66)	$(45)
Net realized gain (loss) on investments	370	(1,915)	(453)	12,465	14,337	460
Net unrealized appreciation (depreciation) of investments during the period	(128)	2,494	1,878	8,572	7,250	(290)

Net increase (decrease) in net assets resulting from operations	244	292	1,236	21,424	21,521	125

From Variable Annuity Contract Transactions
Contract owner's net payments	3	97	111	537	463	466
Contract maintenance fees	0	(10)	(9)	(51)	(46)	(2)
Surrenders	(187)	(3,050)	(3,353)	(20,578)	(19,879)	(458)
Death benefits	(13)	(177)	(311)	(1,564)	(1,965)	(45)
Transfer (to) from other portfolios	(163)	(1,855)	(2,034)	(2,744)	(2,387)	(221)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(360)	(4,995)	(5,596)	(24,400)	(23,814)	(260)

Total increase (decrease) in net assets	(116)	(4,703)	(4,360)	(2,976)	(2,293)	(135)
Net Assets
Beginning of Year	977	25,464	26,269	158,754	159,286	3,718

End of Year	$861	$20,761	$21,909	$155,778	$156,993	$3,583

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
From Operations
Net investment income (loss)	$114	$409	$(59)	$(52)	$247	$(38)
Net realized gain (loss) on investments	2,102	5	59	60	5,797	3,255
Net unrealized appreciation (depreciation) of investments during the period	7,376	(74)	92	348	9,225	4,699

Net increase (decrease) in net assets resulting from operations	9,592	340	92	356	15,269	7,916

From Variable Annuity Contract Transactions
Contract owner's net payments	4,950	1,446	268	313	8,213	4,684
Contract maintenance fees	(44)	(7)	(3)	(3)	(62)	(30)
Surrenders	(6,124)	(1,140)	(337)	(321)	(4,892)	(2,635)
Death benefits	(867)	(145)	(23)	(36)	(956)	(579)
Transfer (to) from other portfolios	18,855	4,771	326	332	21,072	10,823

Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,770	4,925	231	285	23,375	12,263

Total increase (decrease) in net assets	26,362	5,265	323	641	38,644	20,179
Net Assets
Beginning of Year	73,357	12,781	5,658	6,014	86,783	44,912

End of Year	$99,719	$18,046	$5,981	$6,655	$125,427	$65,091

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$339	$5,921	$(818)	$(127)	$906	$0
Net realized gain (loss) on investments	9,132	345	13,638	212	1,315	0
Net unrealized appreciation (depreciation) of investments during the period	20,143	3,345	2,890	746	4,753	156

Net increase (decrease) in net assets resulting from operations	29,614	9,611	15,710	831	6,974	156

From Variable Annuity Contract Transactions
Contract owner's net payments	6,347	4,009	7,256	1,089	3,300	531
Contract maintenance fees	(79)	(50)	(64)	(7)	(32)	(1)
Surrenders	(17,756)	(11,457)	(13,376)	(855)	(3,911)	(6)
Death benefits	(2,230)	(1,584)	(1,310)	(97)	(501)	0
Transfer (to) from other portfolios	11,696	5,382	10,482	2,786	10,651	243

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,022)	(3,700)	2,988	2,916	9,507	767

Total increase (decrease) in net assets	27,592	5,911	18,698	3,747	16,481	923
Net Assets
Beginning of Year	185,911	119,940	139,462	10,994	44,789	645

End of Year	$213,503	$125,851	$158,160	$14,741	$61,270	$1,568

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
From Operations
Net investment income (loss)	$(3)	$24	$(18)	$19	$9	$(2)
Net realized gain (loss) on investments	0	738	83	126	2	1
Net unrealized appreciation (depreciation) of investments during the period	18	(166)	173	(1)	26	24

Net increase (decrease) in net assets resulting from operations	15	596	238	144	37	23

From Variable Annuity Contract Transactions
Contract owner's net payments	234	2,830	1,469	650	777	203
Contract maintenance fees	0	(3)	(1)	(1)	(1)	0
Surrenders	(9)	(168)	(91)	(19)	(47)	(11)
Death benefits	0	(5)	(7)	0	0	0
Transfer (to) from other portfolios	220	6,106	1,974	819	1,258	408

Net increase (decrease) in net assets resulting from variable annuity contract transactions	445	8,760	3,344	1,449	1,987	600

Total increase (decrease) in net assets	460	9,356	3,582	1,593	2,024	623
Net Assets
Beginning of Year	111	1,067	530	188	469	0

End of Year	$571	$10,423	$4,112	$1,781	$2,493	$623

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities	Total
From Operations
Net investment income (loss)	$(4)	$(5)	$(2)	$(25)	$(6)	$(20)	$9,517
Net realized gain (loss) on investments	10	2	0	44	4	31	118,523
Net unrealized appreciation of investments during the period	868	165	41	1,119	352	1,023	160,859

Net increase (decrease) in net assets resulting from operations	874	162	39	1,138	350	1,034	288,899

From Variable Annuity Contract Transactions
Contract owner's net payments	3,612	985	382	4,600	1,052	2,776	96,091
Contract maintenance fees	(4)	(1)	0	(4)	(1)	(3)	(1,139)
Surrenders	(152)	(32)	(2)	(219)	(67)	(150)	(300,354)
Death benefits	(5)	0	0	(11)	0	(5)	(28,431)
Transfer (to) from other portfolios	13,369	2,454	487	13,786	3,313	10,669	196,578

Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,820	3,406	867	18,152	4,297	13,287	(37,255)

Total increase (decrease) in net assets	17,694	3,568	906	19,290	4,647	14,321	251,644
Net Assets
Beginning of Year	0	0	0	0	0	0	2,300,558

End of Year	$17,694	$3,568	$906	$19,290	$4,647	$14,321	$2,552,202

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Templeton Foreign Securities	Templeton Global Income Securities	Total
From Operations
Net investment income (loss)	$79	$(7)	$15,534
Net realized gain (loss) on investments	415	(1)	194,808
Net unrealized appreciation (depreciation) of investments during the period	951	146	(147,653)

Net increase (decrease) in net assets resulting from operations	1,445	138	62,689

From Variable Annuity Contract Transactions
Contract owner's net payments	4,697	2,021	138,508
Contract maintenance fees	(20)	(9)	(1,685)
Surrenders	(547)	(86)	(313,418)
Death benefits	(40)	(2)	(33,882)
Transfer (to) from other portfolios	11,262	4,674	295,443

Net increase (decrease) in net assets resulting from variable annuity contract transactions	15,352	6,598	84,966

Total increase (decrease) in net assets	16,797	6,736	147,655
Net Assets
Beginning of Year	4,647	0	2,552,202

End of Year	$21,444	$6,736	$2,699,857

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

1.    ORGANIZATION

        The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

        Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

        At December 31, 2007, the Separate Account was comprised of sixty-eight subaccounts:

Goldman Sachs Growth & Income	Oppenheimer High Income/VA SC
Goldman Sachs Strategic International Equity	Van Eck Worldwide Hard Assets Fund
Goldman Sachs Structured US Equity	Van Eck Worldwide Real Estate Fund
Goldman Sachs Structured Small Cap Equity	Van Kampen Strategic Growth
Goldman Sachs Capital Growth	Van Kampen Enterprise
Goldman Sachs Mid Cap Value Fund	Van Kampen Comstock
Calvert Social Small Cap Growth	Van Kampen Growth & Income
Calvert Social Balanced	Van Kampen Aggressive Growth II
MFS Emerging Growth IC	Van Kampen UIF Equity & Income II
MFS Research IC	Van Kampen Government II
MFS Investors Trust IC	Van Kampen Strategic Growth II
MFS Total Return IC	Van Kampen Enterprise II
MFS New Discovery IC	Van Kampen Comstock II
MFS Utility IC	Van Kampen Growth and Income II
MFS Investors Growth Stock IC	Lord Abbett Growth & Income
MFS Emerging Growth SC	Lord Abbett Bond Debenture
MFS Research SC	Lord Abbett Mid-Cap Value
MFS Investors Trust SC	Lord Abbett Growth Opportunities
MFS Total Return SC	Lord Abbett America's Value
MFS New Discovery SC	Fidelity Index 500 Portfolio SC2
MFS Utility SC	Fidelity Growth Portfolio SC2
MFS Investors Growth Stock SC	Fidelity Contrafund Portfolio SC2
Oppenheimer Money Fund/VA	Fidelity Mid Cap SC2
Oppenheimer Mid Cap/VA	Fidelity Equity Income SC2
Oppenheimer Capital Appr/VA	Fidelity Investment Grade Bonds SC2
Oppenheimer Main Street/VA	Franklin Flex Cap Growth Securities
Oppenheimer Strategic Bond/VA	Franklin Income Securities
Oppenheimer Global Securities/VA	Franklin Rising Dividend Securities
Oppenheimer High Income/VA	Franklin Small-Mid Cap Growth Securities
Oppenheimer Mid Cap/VA SC	Mutual Shares Securities
Oppenheimer Capital Appr/VA SC	Franklin US Gov't
Oppenheimer Main Street/VA SC	Templeton Growth Securities
Oppenheimer Strategic Bond/VA SC	Templeton Foreign Securities
Oppenheimer Global Securities/VA SC	Templeton Global Income Securities

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

1.    ORGANIZATION -- (Continued)

        Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (see Note 5). The Separate Account's assets are the property of Protective Life.

        Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account balance as of December 31, 2007 was approximately $213.0 million. Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and between the subaccounts and the Guaranteed Account.

2.    SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

        Investments are made in shares and are valued at the net asset values of the respective portfolios. The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Fair Value Measurements

        In September 2006, the FASB issued SFAS No. 157, "Fair Value measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Account expects to adopt this guidance effective January 1, 2008. The Account's adoption of this guidance is not expected to have a material effect on the Account's financial position and results of operations.

Realized Gains and Losses

        Realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

        Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the financial statements of the underlying investment company.

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

2.    SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

        The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (parent of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax.

Annuity Payouts

        Net assets allocated to contracts in the annuity payout period are computed according to Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the variable annuity separate account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company. There are currently 14 polices in the annuity payout phase with assets of approximately $1.0 million.

3.    CHANGES IN UNITS OUTSTANDING

        The change in units outstanding for the years ended December 31, 2007 and 2006 were as follows (in thousands):

	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Growth & Income
2007	512	(651)	(139)
2006	351	(795)	(444)
Goldman Sachs International Equity
2007	833	(288)	545
2006	423	(379)	44
Goldman Sachs Structured US Equity
2007	21	(840)	(819)
2006	124	(731)	(607)
Goldman Sachs Structured Small Cap Equity
2007	144	(413)	(269)
2006	109	(487)	(378)
Goldman Sachs Capital Growth
2007	454	(356)	98
2006	156	(665)	(509)
Goldman Sachs Mid Cap Value Fund
2007	68	(328)	(260)
2006	532	(136)	396

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Calvert Social Small Cap Growth
2007	1	(82)	(81)
2006	1	(34)	(33)
Calvert Social Balanced
2007	12	(70)	(58)
2006	0	(122)	(122)
MFS Emerging Growth IC
2007	15	(220)	(205)
2006	7	(271)	(264)
MFS Research IC
2007	10	(389)	(379)
2006	10	(479)	(469)
MFS Investors Trust IC
2007	3	(542)	(539)
2006	88	(785)	(697)
MFS Total Return IC
2007	91	(1,152)	(1,061)
2006	40	(1,402)	(1,362)
MFS New Discovery IC
2007	13	(117)	(104)
2006	34	(117)	(83)
MFS Utility IC
2007	45	(182)	(137)
2006	118	(235)	(117)
MFS Investors Growth Stock IC
2007	24	(351)	(327)
2006	20	(340)	(320)
MFS Emerging Growth SC
2007	116	(44)	72
2006	49	(17)	32
MFS Research SC
2007	31	(10)	21
2006	31	(6)	25
MFS Investors Trust SC
2007	17	(14)	3
2006	84	(49)	35
MFS Total Return SC
2007	514	(230)	284
2006	1,004	(115)	889

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

MFS New Discovery SC
2007	23	(14)	9
2006	72	(37)	35
MFS Utility SC
2007	143	(47)	96
2006	192	(63)	129
MFS Investors Growth Stock SC
2007	1,121	(11)	1,110
2006	51	(83)	(32)
Oppenheimer Money Fund/VA
2007	16,809	(13,611)	3,198
2006	9,924	(7,600)	2,324
Oppenheimer Mid Cap/VA
2007	9	(193)	(184)
2006	23	(257)	(234)
Oppenheimer Capital Appr/VA
2007	25	(545)	(520)
2006	7	(637)	(630)
Oppenheimer Main Street/VA
2007	13	(729)	(716)
2006	16	(886)	(870)
Oppenheimer Strategic Bond/VA
2007	92	(701)	(609)
2006	83	(1,062)	(979)
Oppenheimer Global Securities/VA
2007	56	(271)	(215)
2006	165	(233)	(68)
Oppenheimer High Income/VA
2007	11	(217)	(206)
2006	59	(239)	(180)
Oppenheimer Mid Cap/VA SC
2007	22	(9)	13
2006	20	(23)	(3)
Oppenheimer Capital Appr/VA SC
2007	67	(54)	13
2006	208	(42)	166
Oppenheimer Main Street/VA SC
2007	62	(48)	14
2006	100	(32)	68

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Oppenheimer Strategic Bond/VA SC
2007	760	(56)	704
2006	564	(98)	466
Oppenheimer Global Securities/VA SC
2007	347	(108)	239
2006	889	(68)	821
Oppenheimer High Income/VA SC
2007	70	(86)	(16)
2006	158	(115)	43
Van Eck Worldwide Hard Assets Fund
2007	0	(3)	(3)
2006	0	(4)	(4)
Van Eck Worldwide Real Estate Fund
2007	1	(8)	(7)
2006	0	(12)	(12)
Van Kampen Strategic Growth
2007	6	(1,046)	(1,040)
2006	32	(1,109)	(1,077)
Van Kampen Enterprise
2007	14	(847)	(833)
2006	40	(995)	(955)
Van Kampen Comstock
2007	6	(1,540)	(1,534)
2006	35	(1,528)	(1,493)
Van Kampen Growth & Income
2007	7	(1,698)	(1,691)
2006	19	(1,682)	(1,663)
Van Kampen Aggressive Growth II
2007	86	(89)	(3)
2006	119	(227)	(108)
Van Kampen UIF Equity & Income II
2007	971	(226)	745
2006	1445	(160)	1,285
Van Kampen Government II
2007	1925	(57)	1,868
2006	549	(87)	462
Van Kampen Strategic Growth II
2007	43	(165)	(122)
2006	131	(125)	6

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Van Kampen Enterprise II
2007	38	(139)	(101)
2006	112	(111)	1
Van Kampen Comstock II
2007	854	(249)	605
2006	1804	(112)	1,692
Van Kampen Growth & Income II
2007	618	(180)	438
2006	985	(75)	910
Lord Abbett Growth & Income
2007	374	(1,236)	(862)
2006	658	(804)	(146)
Lord Abbett Bond Debenture
2007	333	(826)	(493)
2006	470	(685)	(215)
Lord Abbett Mid-Cap Value
2007	369	(742)	(373)
2006	820	(568)	252
Lord Abbett Growth Opportunities
2007	102	(131)	(29)
2006	310	(88)	222
Lord Abbett America's Value
2007	611	(123)	488
2006	882	(152)	730
Fidelity Index 500 Portfolio SC2
2007	800	(1)	799
2006	68	(2)	66
Fidelity Growth Port SC2
2007	211	(34)	177
2006	43	(2)	41
Fidelity Contrafund Portfolio SC2
2007	1,894	(14)	1,880
2006	818	(4)	814
Fidelity Mid Cap SC2
2007	628	(26)	602
2006	299	(9)	290
Fidelity Equity Income SC2
2007	279	(25)	254
2006	128	(3)	125

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Fidelity Investment Grade Bonds SC2
2007	645	(27)	618
2006	195	(6)	189
Franklin Flex Cap Growth Securities
2007	103	(11)	92
2006	64	(2)	62
Franklin Income Securities
2007	4,125	(11)	4,114
2006	1,593	(30)	1,563
Franklin Rising Dividend Securities
2007	1,583	(21)	1,562
2006	326	(2)	324
Franklin Small-Mid Cap Growth Securities
2007	188	(8)	180
2006	92	(1)	91
Franklin Mutual Shares Securities
2007	4,089	(7)	4,082
2006	1,737	(2)	1,735
Franklin U.S. Government
2007	483	(21)	462
2006	0	0	0
Templeton Foreign Securities
2007	1,286	(39)	1,247
2006	430	(19)	411
Templeton Growth Securities
2007	2,366	(34)	2,332
2006	1,252	(4)	1,248
Templeton Global Income Securities
2007	644	(16)	628
2006	0	0	0

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS

        At December 31, 2007, the investments by the respective subaccounts were as follows (in thousands, except share data):

	2007
	Shares	Cost (000's)	Mkt Value (000's)
Goldman Sachs Growth & Income	14,841,550	$145,826	$185,965
Goldman Sachs International Equity	7,886,456	92,111	108,518
Goldman Sachs Structured US Equity	7,712,511	74,766	101,497
Goldman Sachs Structured Small Cap Equity	6,429,531	79,298	68,860
Goldman Sachs Capital Growth	6,954,838	62,345	88,535
Goldman Sachs Mid Cap Value Fund	2,025,311	31,411	28,395
Calvert Social Small Cap Growth	0	0	0
Calvert Social Balanced	2,390,845	4,998	4,586
MFS Emerging Growth IC	454,744	9,476	11,373
MFS Research IC	929,305	16,587	18,846
MFS Investors Trust IC	1,161,537	22,007	27,319
MFS Total Return IC	4,335,952	76,918	94,003
MFS New Discovery IC	312,003	4,646	5,189
MFS Utility IC	471,012	10,518	16,240
MFS Investors Growth Stock IC	610,073	8,005	7,211
MFS Emerging Growth SC	80,915	1,688	1,991
MFS Research SC	56,474	937	1,139
MFS Investors Trust SC	121,088	2,135	2,832
MFS Total Return SC	3,096,182	62,816	66,382
MFS New Discovery SC	105,787	1,632	1,725
MFS Utility SC	323,578	8,140	11,037
MFS Investors Growth Stock SC	930,389	10,203	10,765
Oppenheimer Money Fund/VA	24,482,763	24,489	24,483
Oppenheimer Mid Cap/VA	144,713	8,175	7,825
Oppenheimer Capital Appr/VA	700,669	27,509	33,058
Oppenheimer Main Street/VA	1,375,388	29,659	35,224
Oppenheimer Strategic Bond/VA	9,653,754	46,671	53,675
Oppenheimer Global Securities/VA	913,996	25,912	33,452
Oppenheimer High Income/VA	1,144,941	9,790	9,102
Oppenheimer Mid Cap/VA SC	17,380	803	925
Oppenheimer Capital Appr/VA SC	184,119	6,751	8,613
Oppenheimer Main Street/VA SC	225,656	4,631	5,727
Oppenheimer Strategic Bond/VA SC	5,307,314	27,859	29,986
Oppenheimer Global Securities/VA SC	987,034	31,634	35,800
Oppenheimer High Income/VA SC	687,847	5,707	5,427
Van Eck Worldwide Hard Assets Fund	18,363	209	756
Van Eck Worldwide Real Estate Fund	38,147	385	644
Van Kampen Strategic Growth	543,178	22,489	18,294
Van Kampen Enterprise	1,069,802	20,258	18,689

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

Van Kampen Comstock	8,964,912	$97,098	$124,254
Van Kampen Growth & Income	6,212,646	96,070	132,702
Van Kampen Aggressive Growth II	781,362	4,019	4,469
Van Kampen UIF Equity & Income II	7,723,030	100,614	113,837
Van Kampen Government II	4,254,506	39,417	40,460
Van Kampen Strategic Growth II	187,785	4,647	6,251
Van Kampen Enterprise II	377,259	4,976	6,591
Van Kampen Comstock II	9,656,874	126,392	133,265
Van Kampen Growth and Income II	3,446,487	65,313	73,445
Lord Abbett Growth & Income	7,400,529	174,929	206,549
Lord Abbett Bond Debenture	10,648,726	123,028	125,336
Lord Abbett Mid-Cap Value	8,048,431	144,635	152,115
Lord Abbett Growth Opportunities	1,061,302	14,064	17,342
Lord Abbett America's Value	4,789,680	66,764	70,839
Fidelity Index 500 Portfolio SC2	68,089	11,134	11,084
Fidelity Growth Portfolio SC2	67,147	2,695	2,998
Fidelity Contrafund Portfolio SC2	1,312,926	41,594	36,053
Fidelity Mid Cap SC2	339,879	11,480	12,110
Fidelity Equity Income SC2	203,377	5,341	4,794
Fidelity Investment Grade Bonds SC2	740,078	9,113	9,281
Franklin Flex Cap Growth Securities	137,293	1,584	1,746
Franklin Income Securities	3,820,597	66,369	66,135
Franklin Rising Dividend Securities	1,039,655	20,920	20,034
Franklin Small-Mid Cap Growth Securities	129,989	2,943	2,978
Franklin Mutual Shares Securities	3,287,416	67,357	66,373
Franklin US Gov't	380,664	4,714	4,838
Templeton Growth Securities	2,701,441	42,239	41,710
Templeton Foreign Securities	1,058,986	20,141	21,444
Templeton Global Income Securities	402,868	6,590	6,736

	197,969,079	$2,395,574	2,699,857

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

        During the year ended December 31, 2007, transactions in shares were as follows (in thousands, except share data):

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Shares Purchased	266,506	640,496	6,718	167,902	213,844	63,967
Shares received from reinvestment of dividends	1,671,625	940,402	681,391	720,783	12,670	315,731

Total shares acquired	1,938,131	1,580,898	688,109	888,685	226,514	379,698
Shares redeemed	(1,370,883)	(524,935)	(1,711,430)	(936,534)	(908,077)	(342,900)

Net Increase (decrease) in shares owned	567,248	1,055,963	(1,023,321)	(47,849)	(681,563)	36,798
Shares owned, beginning of period	14,274,302	6,830,493	8,735,832	6,477,380	7,636,401	1,988,513

Shares owned, end of period	14,841,550	7,886,456	7,712,511	6,429,531	6,954,838	2,025,311

Cost of shares acquired (000's)	$41,101	$34,475	$11,281	$16,395	$11,342	$6,413

Costs of shares redeemed (000's)	$27,888	$15,387	$18,548	$18,127	$14,028	$6,474

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Shares Purchased	1,149	86,254	8,639	6,393	1,388	72,671
Shares received from reinvestment of dividends	575	193,058	0	7,935	24,014	251,722

Total shares acquired	1,724	279,312	8,639	14,328	25,402	324,393
Shares redeemed	(75,387)	(537,625)	(158,218)	(318,250)	(366,192)	(1,025,157)

Net Increase (decrease) in shares owned	(73,663)	(258,313)	(149,579)	(303,922)	(340,790)	(700,764)
Shares owned, beginning of period	73,663	2,649,158	604,323	1,233,227	1,502,327	5,036,716

Shares owned, end of period	0	2,390,845	454,744	929,305	1,161,537	4,335,952

Cost of shares acquired (000's)	$31	$561	$331	$353	$726	$8,754

Costs of shares redeemed (000's)	$1,011	$1,144	$3,711	$5,941	$6,862	$21,112

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
Shares Purchased	13,817	32,403	14,527	54,785	21,533	8,539
Shares received from reinvestment of dividends	28,464	43,774	2,551	0	251	1,795

Total shares acquired	42,281	76,177	17,078	54,785	21,784	10,334
Shares redeemed	(144,603)	(143,144)	(227,265)	(21,865)	(7,322)	(9,107)

Net Increase (decrease) in shares owned	(102,322)	(66,967)	(210,187)	32,920	14,462	1,227
Shares owned, beginning of period	414,325	537,979	820,260	47,995	42,012	119,861

Shares owned, end of period	312,003	471,012	610,073	80,915	56,474	121,088

Cost of shares acquired (000's)	$819	$3,030	$254	$1,358	$446	$266

Costs of shares redeemed (000's)	$2,589	$4,494	$2,716	$515	$154	$211

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
Shares Purchased	358,180	18,859	98,960	769,379	32,721,010	2,454
Shares received from reinvestment of dividends	139,420	7,201	22,115	149	1,034,457	0

Total shares acquired	497,600	26,060	121,075	769,528	33,755,467	2,454
Shares redeemed	(161,453)	(13,575)	(34,291)	(8,424)	(27,841,049)	(59,580)

Net Increase (decrease) in shares owned	336,147	12,485	86,784	761,104	5,914,418	(57,126)
Shares owned, beginning of period	2,760,035	93,302	236,794	169,285	18,568,345	201,839

Shares owned, end of period	3,096,182	105,787	323,578	930,389	24,482,763	144,713

Cost of shares acquired (000's)	$14,515	$530	$4,406	$8,896	$33,755	$243

Costs of shares redeemed (000's)	$7,040	$316	$1,603	$218	$27,835	$3,257

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
Shares Purchased	8,722	7,484	265,206	35,349	16,216	4,842
Shares received from reinvestment of dividends	2,073	14,867	414,325	68,172	102,761	0

Total shares acquired	10,795	22,351	679,531	103,521	118,977	4,842
Shares redeemed	(227,983)	(445,982)	(2,280,482)	(206,143)	(393,495)	(2,666)

Net Increase (decrease) in shares owned	(217,188)	(423,631)	(1,600,951)	(102,622)	(274,518)	2,176
Shares owned, beginning of period	917,857	1,799,019	11,254,705	1,016,618	1,419,459	15,204

Shares owned, end of period	700,669	1,375,388	9,653,754	913,996	1,144,941	17,380

Cost of shares acquired (000's)	$868	$795	$5,087	$5,043	$1,118	$272

Costs of shares redeemed (000's)	$8,538	$8,785	$12,810	$8,230	$3,454	$141

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenhimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
Shares Purchased	18,820	28,962	2,187,527	187,829	115,188	27
Shares received from reinvestment of dividends	18	2,349	121,024	56,087	46,539	2,990

Total shares acquired	18,838	31,311	2,308,551	243,916	161,727	3,017
Shares redeemed	(18,677)	(27,835)	(146,316)	(53,120)	(139,582)	(4,081)

Net Increase (decrease) in shares owned	161	3,476	2,162,235	190,796	22,145	(1,064)
Shares owned, beginning of period	183,958	222,180	3,145,079	796,238	665,702	19,427

Shares owned, end of period	184,119	225,656	5,307,314	987,034	687,847	18,363

Cost of shares acquired (000's)	$1,236	$988	$14,438	$11,306	$1,616	$87

Costs of shares redeemed (000's)	$1,062	$789	$2,633	$4,332	$1,441	$92

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
Shares Purchased	977	855	4,902	5,530	3,477	156,301
Shares received from reinvestment of dividends	5,564	336	5,650	433,269	406,449	56,742

Total shares acquired	6,541	1,191	10,552	438,799	409,926	213,043
Shares redeemed	(14,107)	(178,640)	(347,871)	(2,035,127)	(1,333,316)	(115,461)

Net Increase (decrease) in shares owned	(7,566)	(177,449)	(337,319)	(1,596,328)	(923,390)	97,582
Shares owned, beginning of period	45,713	720,627	1,407,121	10,561,240	7,136,036	683,780

Shares owned, end of period	38,147	543,178	1,069,802	8,964,912	6,212,646	781,362

Cost of shares acquired (000's)	$115	$193	$257	$6,973	$9,488	$1,368

Costs of shares redeemed (000's)	$204	$6,432	$5,990	$23,568	$23,377	$819

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
Shares Purchased	941,530	2,284,386	10,716	18,963	1,041,366	445,982
Shares received from reinvestment of dividends	312,981	98,971	0	707	351,946	168,606

Total shares acquired	1,254,511	2,383,357	10,716	19,670	1,393,312	614,588
Shares redeemed	(228,506)	(69,295)	(32,486)	(70,092)	(268,905)	(132,154)

Net Increase (decrease) in shares owned	1,026,005	2,314,062	(21,770)	(50,422)	1,124,407	482,434
Shares owned, beginning of period	6,697,025	1,940,444	209,555	427,681	8,532,467	2,964,053

Shares owned, end of period	7,723,030	4,254,506	187,785	377,259	9,656,874	3,446,487

Cost of shares acquired (000's)	$27,639	$24,401	$451	$473	$28,301	$17,717

Costs of shares redeemed (000's)	$11,642	$3,039	$947	$1,093	$11,372	$7,029

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value	Fidelity Index 500 Portfolio SC2
Shares Purchased	154,910	342,122	227,946	93,525	611,051	57,156
Shares received from reinvestment of dividends	595,017	680,972	1,106,128	86,757	294,924	1,323

Total shares acquired	749,927	1,023,094	1,334,074	180,282	905,975	58,479
Shares redeemed	(626,257)	(1,003,672)	(547,374)	(123,812)	(126,087)	(196)

Net Increase (decrease) in shares owned	123,670	19,422	786,700	56,470	779,888	58,283
Shares owned, beginning of period	7,276,859	10,629,304	7,261,731	1,004,832	4,009,792	9,806

Shares owned, end of period	7,400,529	10,648,726	8,048,431	1,061,302	4,789,680	68,089

Cost of shares acquired (000's)	$33,081	$21,475	$39,318	$4,068	$19,050	$9,961

Costs of shares redeemed (000's)	$26,364	$21,052	$22,393	$2,830	$6,662	$222

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
Shares Purchased	61,187	672,073	215,209	126,590	556,974	92,047
Shares received from reinvestment of dividends	121	311,759	15,473	20,171	10,293	119

Total shares acquired	61,308	983,832	230,682	146,761	567,267	92,166
Shares redeemed	(10,268)	(5,945)	(10,850)	(12,223)	(25,682)	(10,802)

Net Increase (decrease) in shares owned	51,040	977,887	219,832	134,538	541,585	81,364
Shares owned, beginning of period	16,107	335,039	120,047	68,839	198,493	55,929

Shares owned, end of period	67,147	1,312,926	339,879	203,377	740,078	137,293

Cost of shares acquired (000's)	$2,665	$32,527	$8,360	$4,061	$7,342	$1,147

Costs of shares redeemed (000's)	$519	$1,449	$776	$491	$691	$163

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Franklin US Government	Templeton Growth Securities
Shares Purchased	2,723,184	868,601	88,364	2,256,864	396,775	1,727,000
Shares received from reinvestment of dividends	91,460	13,090	4,566	96,581	940	101,566

Total shares acquired	2,814,644	881,691	92,930	2,353,445	397,715	1,828,566
Shares redeemed	(13,277)	(15,675)	(3,881)	(8,406)	(17,051)	(26,127)

Net Increase (decrease) in shares owned	2,801,367	866,016	89,049	2,345,039	380,664	1,802,439
Shares owned, beginning of period	1,019,230	173,639	40,940	942,377	0	899,002

Shares owned, end of period	3,820,597	1,039,655	129,989	3,287,416	380,664	2,701,441

Cost of shares acquired (000's)	$52,726	$18,433	$2,246	$51,457	$5,050	$30,915

Costs of shares redeemed (000's)	$3,184	$916	$167	$2,270	$335	$1,974

	Templeton Foreign Securities	Templeton Global Income Securities	Total
Shares Purchased	806,898	413,850	55,933,856
Shares received from reinvestment of	30,270	466	12,234,505

Total shares acquired	837,168	414,316	68,168,361
Shares redeemed	(26,422)	(11,448)	(48,345,043)

Net Increase (decrease) in shares owned	810,746	402,868	19,823,318
Shares owned, beginning of period	248,240	0	178,145,761

Shares owned, end of period	1,058,986	402,868	197,969,079

Cost of shares acquired (000's)	$17,387	$6,959	$728,739

Costs of shares redeemed (000's)	$1,541	$369	$433,368

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS

	As of December 31, 2007				For the Year Ended December 31, 2007
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units O/S (000's)			Net Assets (000's)	Investment Income Ratio
						Lowest	Highest	Lowest	Highest
Goldman Sachs Growth & Income	9,262	$13.70	$109.79	$185,965	1.74%	0.70%	1.80%	-2.41%	0.88%
Goldman Sachs International Equity	5,618	$14.01	$117.76	$108,518	1.41%	0.70%	1.80%	-3.57%	7.23%
Goldman Sachs Structured US Equity	4,180	$11.33	$98.35	$101,497	0.96%	0.70%	1.80%	-4.04%	-2.22%
Goldman Sachs Structured Small Cap Equity	3,032	$10.89	$99.34	$68,860	0.35%	0.70%	1.80%	-17.99%	-4.46%
Goldman Sachs Capital Growth	4,996	$10.97	$104.46	$88,535	0.18%	0.70%	1.80%	-2.60%	9.47%
Goldman Sachs Mid Cap Value Fund	1,717	$16.04	$149.75	$28,395	0.72%	0.70%	1.80%	1.34%	2.58%
Calvert Social Small Cap Growth	0	$14.27	$92.24	$0	0.00%	0.70%	1.80%	4.88%	6.06%
Calvert Social Balanced	305	$12.15	$98.85	$4,586	2.24%	0.70%	1.80%	0.90%	2.03%
MFS Emerging Growth IC	669	$10.79	$114.78	$11,373	0.00%	0.70%	1.80%	18.98%	20.32%
MFS Research IC	1,207	$12.00	$110.58	$18,846	0.72%	0.70%	1.80%	11.16%	12.41%
MFS Investors Trust IC	1,815	$11.73	$110.11	$27,319	0.87%	0.70%	1.80%	8.31%	9.53%
MFS Total Return IC	5,156	$15.83	$103.53	$94,003	2.63%	0.70%	1.80%	2.33%	3.48%
MFS New Discovery IC	266	$15.48	$112.14	$5,189	0.00%	0.70%	1.80%	0.66%	1.80%
MFS Utility IC	616	$24.41	$165.18	$16,240	0.98%	0.70%	1.80%	25.59%	27.00%
MFS Investors Growth Stock IC	989	$7.06	$105.33	$7,211	0.35%	0.70%	1.80%	9.35%	10.58%
MFS Emerging Growth SC	158	$10.67	$114.18	$1,991	0.00%	0.70%	1.80%	-1.69%	20.15%
MFS Research SC	79	$11.86	$110.09	$1,139	0.45%	0.70%	1.80%	-0.75%	12.25%
MFS Investors Trust SC	207	$11.60	$109.60	$2,832	0.58%	0.70%	1.80%	-0.60%	9.37%
MFS Total Return SC	4,375	$12.73	$103.00	$66,382	2.28%	0.70%	1.80%	-1.41%	3.31%
MFS New Discovery SC	115	$12.30	$101.71	$1,725	0.00%	0.70%	1.80%	-5.69%	1.63%
MFS Utility SC	449	$24.01	$147.27	$11,037	0.77%	0.70%	1.80%	0.75%	26.79%
MFS Investors Growth Stock SC	1,340	$6.98	$104.83	$10,765	0.04%	0.70%	1.80%	-1.45%	10.36%
Oppenheimer Money Fund/VA	14,275	$1.20	$99.55	$24,483	4.85%	0.70%	1.80%	0.52%	4.32%
Oppenheimer Mid Cap/VA	497	$10.93	$95.91	$7,825	0.00%	0.70%	1.80%	4.41%	5.58%
Oppenheimer Capital Appr/VA	1,800	$13.48	$107.53	$33,058	0.24%	0.70%	1.80%	12.09%	13.35%
Oppenheimer Main Street/VA	2,374	$11.70	$105.27	$35,224	0.88%	0.70%	1.80%	2.36%	3.51%
Oppenheimer Strategic Bond/VA	3,146	$16.52	$105.55	$53,675	3.77%	0.70%	1.80%	7.71%	8.92%
Oppenheimer Global Securities/VA	1,280	$21.89	$154.91	$33,452	1.37%	0.70%	1.80%	4.40%	5.57%
Oppenheimer High Income/VA	656	$13.40	$97.94	$9,102	7.69%	0.70%	1.80%	-1.91%	-0.80%
Oppenheimer Mid Cap/VA SC	72	$10.79	$98.07	$925	0.00%	0.70%	1.80%	-4.42%	5.40%
Oppenheimer Capital Appr/VA SC	600	$13.33	$107.00	$8,613	0.01%	0.70%	1.80%	-3.05%	13.17%
Oppenheimer Main Street/VA SC	420	$11.62	$105.11	$5,727	1.00%	0.70%	1.80%	-4.00%	3.71%
Oppenheimer Strategic Bond/VA SC	1,923	$12.34	$105.16	$29,986	2.84%	0.70%	1.80%	0.81%	8.89%
Oppenheimer Global Securities/VA SC	1,867	$16.19	$111.08	$35,800	1.10%	0.70%	1.80%	-3.76%	5.44%
Oppenheimer High Income/VA SC	418	$11.41	$97.49	$5,427	6.61%	0.70%	1.80%	-3.56%	-1.07%
Van Eck Worldwide Hard Assets Fund	16	$45.29	$322.08	$756	0.13%	0.70%	1.80%	42.73%	44.33%
Van Eck Worldwide Real Estate Fund	21	$30.23	$200.53	$644	1.19%	0.70%	1.80%	-0.93%	0.18%
Van Kampen Strategic Growth	3,341	$5.25	$105.06	$18,294	0.05%	0.70%	1.80%	14.85%	16.14%
Van Kampen Enterprise	2,732	$6.56	$105.99	$18,689	0.42%	0.70%	1.80%	10.65%	11.89%
Van Kampen Comstock	7,199	$16.54	$116.61	$124,254	1.85%	0.70%	1.80%	-3.81%	-2.73%
Van Kampen Growth & Income	8,389	$15.16	$106.89	$132,702	1.65%	0.70%	1.80%	0.94%	2.08%
Van Kampen Aggressive Growth II	566	$6.10	$108.22	$4,469	0.00%	0.70%	1.80%	-4.27%	16.89%
Van Kampen UIF Equity & Income II	7,705	$13.45	$134.58	$113,837	1.81%	0.70%	1.80%	-2.05%	2.74%
Van Kampen Government II	3,554	$10.87	$100.76	$40,460	3.42%	0.70%	1.80%	1.34%	6.37%
Van Kampen Strategic Growth II	927	$5.19	$104.61	$6,251	0.00%	0.70%	1.80%	-3.73%	15.94%
Van Kampen Enterprise II	807	$6.48	$105.48	$6,591	0.16%	0.70%	1.80%	-3.57%	11.78%
Van Kampen Comstock II	8,416	$13.21	$100.19	$133,265	1.51%	0.70%	1.80%	-4.35%	-2.92%
Van Kampen Growth and Income II	4,728	$14.43	$104.95	$73,445	1.31%	0.70%	1.80%	-2.36%	1.91%
Lord Abbett Growth & Income	14,597	$13.64	$107.26	$206,549	1.20%	0.70%	1.80%	-2.76%	2.81%
Lord Abbett Bond Debenture	8,823	$11.95	$108.92	$125,336	5.96%	0.70%	1.80%	-1.02%	5.55%
Lord Abbett Mid-Cap Value	10,176	$14.21	$112.11	$152,115	0.43%	0.70%	1.80%	-5.12%	-0.03%
Lord Abbett Growth Opportunities	1,055	$14.58	$150.79	$17,342	0.00%	0.70%	1.80%	-0.75%	20.55%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Lord Abbett America's Value	4,576	$13.69	$144.55	$70,839	3.13%	0.70%	1.80%	-3.72%	2.54%
Fidelity Index 500 Portfolio SC2	921	$11.38	$125.24	$11,084	4.98%	0.70%	1.80%	-2.60%	4.55%
Fidelity Growth Portfolio SC2	228	$12.65	$130.08	$2,998	0.20%	0.70%	1.80%	-3.06%	25.90%
Fidelity Contrafund Portfolio SC2	2,776	$12.08	$154.60	$36,053	1.17%	0.70%	1.80%	-1.97%	16.60%
Fidelity Mid Cap SC2	928	$11.50	$166.55	$12,110	0.51%	0.70%	1.80%	-3.27%	14.64%
Fidelity Equity Income SC2	395	$11.28	$129.48	$4,794	2.16%	0.70%	1.80%	-3.76%	0.66%
Fidelity Investment Grade Bonds SC2	851	$10.65	$99.78	$9,281	2.17%	0.70%	1.80%	0.79%	3.46%
Franklin Flex Cap Growth Securities	154	$11.19	$104.63	$1,746	0.12%	0.70%	1.80%	-3.37%	13.63%
Franklin Income Securities	5,677	$11.49	$107.40	$66,135	3.16%	0.70%	1.80%	-1.96%	3.13%
Franklin Rising Dividend Securities	1,886	$10.47	$97.90	$20,034	1.76%	0.70%	1.80%	-4.30%	-2.24%
Franklin Small-Mid Cap Growth Securities	271	$10.85	$101.39	$2,978	0.00%	0.70%	1.80%	-5.18%	10.57%
Franklin Mutual Shares Securities	5,817	$11.25	$105.17	$66,373	1.35%	0.70%	1.80%	-2.81%	2.86%
Franklin US Gov't	462	$10.41	$101.18	$4,838	0.66%	0.70%	1.80%	1.50%	4.35	%(a)
Templeton Growth Securities	3,580	$11.48	$107.36	$41,710	1.29%	0.70%	1.80%	-3.20%	1.73%
Templeton Foreign Securities	1,658	$12.76	$119.30	$21,444	1.63%	0.70%	1.80%	-0.75%	14.76%
Templeton Global Income Securities	628	$10.67	$103.73	$6,736	0.31%	0.70%	1.80%	-0.73%	5.72	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)
Start date May 1, 2007

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2006				For the Year Ended December 31, 2006
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units (000)			Net Assets (000)	Investment Income Ratio*
						Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,401	$13.65	$26.60	$198,556	1.64%	0.70%	1.80%	13.88%	21.90%
Goldman Sachs International Equity	5,073	$13.13	$22.30	$98,974	1.64%	0.70%	1.80%	6.98%	21.37%
Goldman Sachs Structured US Equity	4,999	$11.65	$31.13	$128,155	1.01%	0.70%	1.80%	6.99%	12.22%
Goldman Sachs Struct Small Cap Equity	3,301	$13.26	$32.23	$93,533	0.62%	0.70%	1.80%	-0.53%	11.60%
Goldman Sachs Capital Growth	4,898	$10.07	$23.12	$88,430	0.12%	0.70%	1.80%	3.41%	7.91%
Goldman Sachs Mid Cap Value Fund	1,977	$15.70	$16.65	$31,995	1.02%	0.70%	1.80%	14.08%	15.47%
Calvert Social Small Cap Growth	81	$13.61	$14.69	$1,133	0.00%	0.70%	1.80%	-1.02%	0.08%
Calvert Social Balanced	363	$11.95	$15.21	$5,378	1.99%	0.70%	1.80%	6.82%	8.01%
MFS Emerging Growth IC	874	$9.00	$14.72	$12,473	0.00%	0.70%	1.80%	5.96%	7.14%
MFS Research IC	1,586	$10.72	$14.43	$22,247	0.53%	0.70%	1.80%	8.50%	9.71%
MFS Investors Trust IC	2,354	$10.75	$14.49	$32,585	0.52%	0.70%	1.80%	10.97%	12.21%
MFS Total Return IC	6,217	$15.36	$18.80	$110,254	2.41%	0.70%	1.80%	9.89%	11.11%
MFS New Discovery IC	370	$15.27	$20.23	$7,218	0.00%	0.70%	1.80%	11.19%	12.43%
MFS Utility IC	753	$19.30	$21.40	$15,747	2.04%	0.70%	1.80%	28.91%	30.35%
MFS Investors Growth Stock IC	1,316	$6.46	$6.94	$8,736	0.00%	0.70%	1.80%	5.65%	6.83%
MFS Emerging Growth SC	86	$8.92	$14.58	$977	0.00%	0.70%	1.80%	0.87%	6.97%
MFS Research SC	58	$10.62	$14.30	$754	0.30%	0.70%	1.80%	5.35%	9.54%
MFS Investors Trust SC	204	$10.66	$14.37	$2,585	0.25%	0.70%	1.80%	7.30%	12.02%
MFS Total Return SC	4,091	$12.43	$18.62	$59,810	2.05%	0.70%	1.80%	7.69%	10.69%
MFS New Discovery SC	106	$12.24	$20.05	$1,600	0.00%	0.70%	1.80%	1.37%	12.26%
MFS Utility SC	353	$19.02	$21.20	$6,869	1.63%	0.70%	1.80%	22.72%	30.18%
MFS Investors Growth Stock SC	230	$6.40	$12.22	$1,766	0.00%	0.70%	1.80%	3.51%	6.66%
Oppenheimer Money Fund/VA	11,077	$1.15	$10.68	$18,568	4.52%	0.70%	1.80%	2.82%	4.10%
Oppenheimer Mid Cap/VA	681	$10.39	$15.44	$10,263	0.00%	0.70%	1.80%	1.11%	2.24%
Oppenheimer Capital Appreciation/VA	2,320	$11.94	$17.78	$38,027	0.39%	0.70%	1.80%	6.01%	7.20%
Oppenheimer Main Street/VA	3,090	$11.35	$15.10	$44,580	1.20%	0.70%	1.80%	12.96%	14.22%
Oppenheimer Strategic Bond/VA	3,755	$15.34	$16.07	$59,200	4.50%	0.70%	1.80%	5.56%	6.74%
Oppenheimer Global Securities/VA	1,495	$20.82	$26.59	$37,401	1.02%	0.70%	1.80%	15.58%	16.87%
Oppenheimer High Income/VA	862	$13.56	$14.34	$12,136	7.71%	0.70%	1.80%	7.46%	8.66%
Oppenheimer Mid Cap/VA SC	59	$10.29	$15.30	$763	0.00%	0.70%	1.80%	-3.15%	2.09%
Oppenheimer Capital Apprec/VA SC	587	$11.84	$17.63	$7,559	0.16%	0.70%	1.80%	2.63%	7.04%
Oppenheimer Main Street/VA SC	406	$11.26	$14.98	$5,461	0.87%	0.70%	1.80%	7.87%	14.07%
Oppenheimer Strategic Bond/VA SC	1,219	$11.46	$15.91	$16,795	3.40%	0.70%	1.80%	4.42%	6.59%
Oppenheimer Global Securities/VA SC	1,628	$15.42	$26.39	$29,055	0.65%	0.70%	1.80%	6.76%	16.66%
Oppenheimer High Income/VA SC	434	$11.66	$14.20	$5,658	7.10%	0.70%	1.80%	5.49%	8.57%
Van Eck Worldwide Hard Assets Fund	19	$31.51	$34.17	$635	0.07%	0.70%	1.80%	22.26%	23.62%
Van Eck Worldwide Real Estate Fund	28	$30.29	$31.85	$861	1.65%	0.70%	1.80%	28.57%	30.00%
Van Kampen Strategic Growth	4,381	$4.57	$4.92	$20,761	0.00%	0.70%	1.80%	1.01%	2.14%
Van Kampen Enterprise	3,565	$5.93	$6.38	$21,909	0.45%	0.70%	1.80%	5.16%	6.33%
Van Kampen Comstock	8,733	$17.19	$18.49	$155,778	1.48%	0.70%	1.80%	14.20%	15.47%
Van Kampen Growth & Income	10,080	$15.02	$16.15	$156,993	1.19%	0.70%	1.80%	14.15%	15.42%
Van Kampen Aggressive Growth II	569	$5.29	$13.30	$3,583	0.00%	0.70%	1.80%	-5.34%	4.30%
Van Kampen UIF Equity & Income II	6,960	$13.16	$15.00	$99,719	1.15%	0.70%	1.80%	7.95%	11.90%
Van Kampen Government II	1,686	$10.35	$11.01	$18,046	3.81%	0.70%	1.80%	1.26%	4.13%
Van Kampen Strategic Growth II	1,049	$4.53	$11.92	$5,981	0.00%	0.70%	1.80%	-3.51%	2.01%
Van Kampen Enterprise II	908	$5.87	$12.25	$6,655	0.18%	0.70%	1.80%	1.89%	6.13%
Van Kampen Comstock II	7,811	$13.67	$18.33	$125,427	1.16%	0.70%	1.80%	10.18%	15.35%
Van Kampen Growth & Income II	4,290	$14.23	$16.00	$65,091	0.88%	0.70%	1.80%	9.62%	15.28%
Lord Abbett Growth & Income	15,459	$13.40	$14.15	$213,503	1.27%	0.70%	1.80%	7.86%	16.57%
Lord Abbett Bond Debenture	9,316	$11.45	$14.21	$125,851	5.93%	0.70%	1.80%	5.51%	8.67%
Lord Abbett Mid-Cap Value	10,549	$14.27	$15.45	$158,160	0.52%	0.70%	1.80%	7.63%	11.56%
Lord Abbett Growth Opportunities	1,084	$12.23	$14.32	$14,741	0.00%	0.70%	1.80%	-1.70%	7.25%
Lord Abbett America's Value	4,088	$13.41	$16.14	$61,270	2.68%	0.70%	1.80%	9.24%	13.87%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Fidelity Index 500 Portfolio SC2	122	$11.00	$13.33	$1,568	1.00%	0.70%	1.80%	8.66%	14.23%
Fidelity Growth Portfolio SC2	51	$10.15	$11.97	$571	0.08%	0.70%	1.80%	1.07%	5.46%
Fidelity Contrafund Portfolio SC2	896	$10.47	$14.76	$10,423	1.54%	0.70%	1.80%	2.74%	10.27%
Fidelity Mid Cap SC2	326	$10.14	$16.38	$4,112	0.06%	0.70%	1.80%	-1.78%	11.23%
Fidelity Equity Income SC2	141	$11.33	$14.31	$1,781	3.60%	0.70%	1.80%	10.19%	18.67%
Fidelity Investment Grade Bonds SC2	233	$10.40	$10.93	$2,493	1.85%	0.70%	1.80%	2.58%	4.69%
Franklin Flex Cap Growth Securities	62	$9.95	$10.03	$623	0.00%	0.70%	1.80%	0.17%	0.88	%(a)
Franklin Income Securities	1,563	$11.26	$11.34	$17,694	0.56%	0.70%	1.80%	10.93%	11.72	%(a)
Franklin Rising Dividend Securities	324	$10.94	$11.03	$3,568	0.25%	0.70%	1.80%	7.52%	8.28	%(a)
Franklin Small-Mid Cap Growth Sec	91	$9.91	$9.99	$906	0.00%	0.70%	1.80%	-0.38%	0.33	%(a)
Franklin Mutual Shares Securities	1,735	$11.05	$11.14	$19,290	0.24%	0.70%	1.80%	9.04%	9.81	%(a)
Templeton Growth Securities	1,248	$11.41	$11.50	$14,321	0.21%	0.70%	1.80%	10.40%	11.18	%(a)
Templeton Foreign Securities	411	$11.24	$11.32	$4,647	0.33%	0.70%	1.80%	8.32%	9.09	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)
Start date May 1, 2006

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2005				For the Year Ended December 31, 2005
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units (000)			Net Assets (000)	Investment Income Ratio*
						Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,845	$11.25	$21.96	$180,757	1.62%	0.70%	1.80%	2.75%	4.00%
Goldman Sachs International Equity	5,029	$10.87	$18.49	$84,818	0.31%	0.70%	1.80%	6.28%	7.57%
Goldman Sachs CORE U.S. Equity	5,606	$10.43	$27.93	$136,893	0.73%	0.70%	1.80%	1.40%	2.63%
Goldman Sachs CORE Small Cap Equity	3,679	$12.02	$29.07	$98,294	0.23%	0.70%	1.80%	-0.51%	0.70%
Goldman Sachs Capital Growth	5,407	$9.38	$21.56	$97,206	0.14%	0.70%	1.80%	1.92%	3.16%
Goldman Sachs Mid Cap Value Fund	1,581	$13.66	$14.44	$22,332	0.85%	0.70%	1.80%	7.23%	8.43%
Calvert Social Small Cap Growth	114	$13.75	$14.68	$1,607	0.00%	0.70%	1.80%	-10.79%	-9.80%
Calvert Social Balanced	485	$11.11	$14.16	$6,705	1.64%	0.70%	1.80%	3.76%	4.91%
MFS Emerging Growth	1,138	$8.44	$13.81	$15,157	0.00%	0.70%	1.80%	3.36%	4.51%
MFS Research	2,055	$9.81	$13.23	$26,485	0.49%	0.70%	1.80%	10.31%	11.54%
MFS Investors Trust	3,051	$9.62	$12.99	$37,976	0.58%	0.70%	1.80%	0.98%	2.10%
MFS Total Return	7,579	$13.88	$17.01	$121,877	2.05%	0.70%	1.80%	3.22%	4.37%
MFS New Discovery	453	$13.64	$18.10	$7,946	0.00%	0.70%	1.80%	14.75%	16.02%
MFS Utility	870	$14.87	$16.51	$14,065	0.59%	0.70%	1.80%	12.26%	13.51%
MFS Investors Growth Stock	1,636	$6.11	$6.50	$10,239	0.36%	0.70%	1.80%	5.87%	7.05%
MFS Emerging Growth SC	54	$8.38	$13.72	$557	0.00%	0.70%	1.80%	3.15%	4.40%
MFS Research SC	33	$9.74	$13.14	$400	0.28%	0.70%	1.80%	9.98%	11.32%
MFS Investors Trust SC	169	$9.56	$12.91	$1,915	0.29%	0.70%	1.80%	0.76%	1.98%
MFS Total Return SC	3,202	$11.25	$16.90	$43,645	1.61%	0.70%	1.80%	2.98%	4.24%
MFS New Discovery SC	71	$11.02	$17.98	$1,067	0.00%	0.70%	1.80%	14.48%	15.87%
MFS Utility SC	224	$14.68	$16.39	$3,410	0.33%	0.70%	1.80%	12.02%	13.38%
MFS Investors Growth Stock SC	262	$6.07	$11.50	$1,752	0.14%	0.70%	1.80%	5.64%	6.93%
Oppenheimer Money Fund	8,753	$1.11	$10.26	$11,330	2.79%	0.70%	1.80%	2.50%	3.64%
Oppenheimer Aggresive Growth	915	$10.20	$15.19	$13,569	0.00%	0.70%	1.80%	0.48%	1.60%
Oppenheimer Capital Appreciation	2,950	$11.19	$16.68	$45,647	0.98%	0.70%	1.80%	4.08%	5.24%
Oppenheimer Main Street Growth & Income	3,960	$9.97	$13.29	$50,482	1.43%	0.70%	1.80%	18.84%	20.16%
Oppenheimer Strategic Bond	4,734	$14.53	$15.05	$70,385	4.76%	0.70%	1.80%	2.24%	3.49%
Oppenheimer Global Securities	1,563	$17.89	$22.88	$33,853	1.03%	0.70%	1.80%	0.99%	2.21%
Oppenheimer High Income	1,042	$12.53	$13.27	$13,574	6.51%	0.70%	1.80%	0.64%	1.87%
Oppenheimer Aggresive Growth SC	62	$10.13	$15.09	$772	0.00%	0.70%	1.80%	0.18%	1.40%
Oppenheimer Capital Appreciation SC	421	$11.12	$16.58	$5,250	0.65%	0.70%	1.80%	3.85%	5.11%
Oppenheimer Main Street Growth & Income SC	338	$9.92	$13.22	$4,078	1.04%	0.70%	1.80%	9.12%	10.45%
Oppenheimer Strategic Bond SC	753	$10.87	$14.94	$10,014	3.59%	0.70%	1.80%	6.00%	7.18%
Oppenheimer Global Securities SC	807	$13.28	$22.76	$13,025	0.55%	0.70%	1.80%	0.83%	1.95%
Oppenheimer High Income SC	391	$10.86	$13.17	$4,770	5.07%	0.70%	1.80%	48.96%	50.61%
Van Eck Worldwide Hard Assets Fund	23	$25.59	$27.79	$628	0.36%	0.70%	1.80%	5.71%	6.99%
Van Eck Worldwide Real Estate Fund	40	$23.40	$24.64	$977	2.24%	0.70%	1.80%	6.21%	7.40%
Van Kampen Emerging Growth	5,458	$4.53	$4.82	$25,464	0.28%	0.70%	1.80%	7.75%	9.06%
Van Kampen Enterprise	4,520	$5.64	$6.00	$26,269	0.78%	0.70%	1.80%	2.07%	3.31%
Van Kampen Comstock	10,226	$15.05	$16.01	$158,754	1.22%	0.70%	1.80%	1.42%	2.66%
Van Kampen Growth & Income	11,743	$13.16	$13.99	$159,286	1.13%	0.70%	1.80%	4.17%	5.43%
Van Kampen Aggressive Growth II	677	$5.13	$12.81	$3,718	0.00%	0.70%	1.80%	5.94%	7.23%
Van Kampen UIF Equity & Income II	5,675	$11.81	$13.42	$73,357	0.66%	0.70%	1.80%	10.80%	12.15%
Van Kampen Government Portfolio II	1,224	$10.22	$10.75	$12,781	2.96%	0.70%	1.80%	4.60%	5.87%
Van Kampen Emerging Growth II	1,043	$4.50	$11.69	$5,658	0.01%	0.70%	1.80%	5.46%	6.74%
Van Kampen Enterprise II	907	$5.60	$11.54	$6,014	0.44%	0.70%	1.80%	11.67%	13.02%
Van Kampen Comstock II	6,119	$11.90	$15.90	$86,783	0.76%	0.70%	1.80%	8.02%	9.22%
Van Kampen Growth and Income II	3,380	$12.40	$13.89	$44,912	0.73%	0.70%	1.80%	1.10%	2.33%
Lord Abbett Growth & Income	15,605	$11.54	$12.15	$185,911	1.02%	0.70%	1.80%	2.36%	3.60%
Lord Abbett Bond Debenture	9,531	$10.66	$13.09	$119,940	5.04%	0.70%	1.80%	2.62%	3.76%
Lord Abbett Mid-Cap Value	10,297	$12.85	$13.86	$139,462	0.48%	0.70%	1.80%	5.11%	6.38%
Lord Abbett Growth Opportunities	862	$11.53	$13.37	$10,994	0.00%	0.70%	1.80%	5.39%	6.56%
Lord Abbett America's Value	3,358	$11.83	$14.19	$44,789	2.72%	0.70%	1.80%	6.97%	8.27%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Fidelity Index 500 Portfolio SC2	56	$11.33	$11.72	$645	0.03%	0.70%	1.80%	2.99%	3.46%
Fidelity Growth Portfolio SC2	10	$10.95	$11.37	$111	0.16%	0.70%	1.80%	3.93%	4.40%
Fidelity Contrafund Portfolio SC2	82	$13.04	$13.44	$1,067	0.03%	0.70%	1.80%	14.90%	15.43%
Fidelity Mid Cap SC2	36	$14.10	$14.72	$530	0.00%	0.70%	1.80%	16.25%	16.78%
Fidelity Equity Income SC2	16	$11.42	$12.12	$188	0.12%	0.70%	1.80%	3.99%	4.47%
Fidelity Investment Grade Bonds SC2	44	$10.21	$10.61	$469	0.68%	0.70%	1.80%	0.37%	0.83%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2004				For the Year Ended December 31, 2004
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units (000)			Net Assets (000)	Investment Income Ratio*
						Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,969,312	$10.95	$21.40	$191,044	1.52%	0.70%	1.80%	10.95%	17.97%
Goldman Sachs International Equity	5,333,548	$9.67	$16.47	$83,664	1.12%	0.70%	1.80%	11.44%	18.76%
Goldman Sachs CORE U.S. Equity	6,488,195	$9.90	$26.55	$158,544	1.05%	0.70%	1.80%	11.78%	14.14%
Goldman Sachs CORE Small Cap Equity	4,088,598	$11.52	$27.75	$108,510	0.18%	0.70%	1.80%	14.33%	20.22%
Goldman Sachs Capital Growth	6,355,696	$9.21	$21.21	$118,720	0.67%	0.70%	1.80%	7.13%	9.06%
Goldman Sachs Mid Cap Value Fund	5,333,548	$9.67	$12.88	$6,359	1.39%	0.70%	1.80%	16.21%	25.01%
Calvert Social Small Cap Growth	135,471	$15.41	$16.27	$2,132	0.00%	0.70%	1.80%	8.47%	9.68%
Calvert Social Balanced	639,336	$10.63	$13.57	$8,509	1.57%	0.70%	1.80%	6.31%	7.50%
MFS Emerging Growth	1,515,433	$7.81	$12.81	$18,826	0.00%	0.70%	1.80%	10.93%	12.17%
MFS Research	2,716,649	$9.20	$12.43	$32,982	1.10%	0.70%	1.80%	13.77%	15.04%
MFS Investors Trust	4,113,087	$9.06	$12.26	$48,456	0.65%	0.70%	1.80%	9.35%	10.58%
MFS Total Return	8,481,115	$13.64	$16.75	$134,700	1.68%	0.70%	1.80%	9.32%	10.54%
MFS New Discovery	600,731	$13.10	$17.41	$10,159	0.00%	0.70%	1.80%	4.60%	5.77%
MFS Utility	923,945	$12.86	$14.31	$12,983	1.45%	0.70%	1.80%	27.86%	29.29%
MFS Investors Growth Stock	2,012,790	$5.96	$6.27	$12,222	0.00%	0.70%	1.80%	7.22%	8.42%
MFS Emerging Growth SC	34,414	$7.78	$12.76	$324	0.00%	0.70%	1.80%	10.69%	17.09%
MFS Research SC	22,614	$9.16	$12.37	$251	0.75%	0.70%	1.80%	13.49%	14.76%
MFS Investors Trust SC	120,596	$9.03	$12.21	$1,292	0.39%	0.70%	1.80%	9.13%	12.92%
MFS Total Return SC	1,593,206	$11.08	$16.68	$22,842	1.24%	0.70%	1.80%	7.89%	11.17%
MFS New Discovery SC	43,187	$10.67	$17.33	$729	0.00%	0.70%	1.80%	4.30%	19.85%
MFS Utility SC	69,604	$12.72	$14.24	$946	1.00%	0.70%	1.80%	19.50%	28.94%
MFS Investors Growth Stock SC	213,309	$5.93	$11.15	$1,304	0.00%	0.70%	1.80%	7.03%	11.77%
Oppenheimer Money Fund	9,243,820	$1.10	$10.03	$11,781	0.99%	0.70%	1.80%	-0.83%	0.35%
Oppenheimer Aggresive Growth	1,188,197	$9.18	$13.69	$15,967	0.00%	0.70%	1.80%	17.62%	18.94%
Oppenheimer Capital Appreciation	3,719,140	$10.76	$16.07	$55,737	0.33%	0.70%	1.80%	5.01%	6.19%
Oppenheimer Main Street Growth & Income	5,086,654	$9.51	$12.70	$62,166	0.88%	0.70%	1.80%	7.49%	8.69%
Oppenheimer Strategic Bond	5,859,728	$14.41	$14.80	$86,023	5.39%	0.70%	1.80%	6.72%	7.91%
Oppenheimer Global Securities	1,590,032	$15.82	$20.27	$30,697	1.29%	0.70%	1.80%	17.02%	18.33%
Oppenheimer High Income	1,257,416	$12.38	$13.13	$16,229	6.50%	0.70%	1.80%	7.01%	8.20%
Oppenheimer Aggresive Growth SC	22,664	$9.15	$13.64	$275	0.00%	0.70%	1.80%	14.12%	18.60%
Oppenheimer Capital Appreciation SC	276,782	$10.72	$16.01	$3,470	0.17%	0.70%	1.80%	4.70%	8.80%
Oppenheimer Main Street Growth & Income SC	234,343	$9.49	$12.66	$2,782	0.54%	0.70%	1.80%	7.18%	9.74%
Oppenheimer Strategic Bond SC	397,326	$10.79	$14.71	$5,631	3.97%	0.70%	1.80%	5.76%	9.10%
Oppenheimer Global Securities SC	233,440	$11.76	$20.21	$3,768	0.63%	0.70%	1.80%	16.74%	20.47%
Oppenheimer High IncomeSC	244,111	$10.78	$13.07	$3,062	4.51%	0.70%	1.80%	4.55%	8.13%
Van Eck Worldwide Hard Assets Fund	29,620	$17.06	$18.55	$541	0.40%	0.70%	1.80%	21.75%	23.11%
Van Eck Worldwide Real Estate Fund	50,024	$19.55	$20.62	$1,015	1.83%	0.70%	1.80%	33.76%	35.26%
Van Kampen Emerging Growth	6,973,458	$4.27	$4.49	$30,529	0.00%	0.70%	1.80%	5.11%	6.29%
Van Kampen Enterprise	5,963,389	$5.31	$5.58	$32,442	0.40%	0.70%	1.80%	2.18%	3.32%
Van Kampen Comstock	11,156,320	$14.69	$15.45	$168,006	1.01%	0.70%	1.80%	15.64%	16.93%
Van Kampen Growth & Income	13,206,943	$11.42	$12.81	$164,870	0.99%	0.70%	1.80%	12.32%	13.58%
Van Kampen Aggressive Growth II	709,136	$4.70	$11.64	$3,466	0.00%	0.70%	1.80%	12.78%	15.76%
Van Kampen UIF Equity & Income II	3,382,269	$11.11	$12.58	$41,705	0.00%	0.70%	1.80%	9.43%	11.46%
Van Kampen Government Portfolio II	743,075	$10.08	$10.47	$7,576	3.37%	0.70%	1.80%	1.16%	4.69%
Van Kampen Emerging Growth II	947,284	$4.26	$10.92	$4,579	0.00%	0.70%	1.80%	4.86%	12.20%
Van Kampen Enterprise II	771,800	$5.29	$10.76	$4,524	0.10%	0.70%	1.80%	1.93%	10.53%
Van Kampen Comstock II	3,083,469	$11.55	$15.38	$44,451	0.48%	0.70%	1.80%	12.46%	16.61%
Van Kampen Growth and Income II	2,179,167	$11.42	$12.75	$26,960	0.49%	0.70%	1.80%	12.07%	14.51%
Lord Abbett Growth & Income	13,991,323	$11.30	$11.85	$163,587	0.99%	0.70%	1.80%	10.63%	13.32%
Lord Abbett Bond Debenture	8,430,254	$10.70	$13.01	$107,244	5.75%	0.70%	1.80%	5.55%	8.74%
Lord Abbett Mid-Cap Value	8,487,933	$12.00	$12.90	$107,931	0.35%	0.70%	1.80%	16.33%	23.18%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Lord Abbett Growth Opportunities	603,105	$11.21	$12.87	$7,549	0.00%	0.70%	1.80%	9.23%	16.59%
Lord Abbett America's Value	1,596,671	$11.52	$13.77	$21,278	3.19%	0.70%	1.80%	11.43%	26.07%
Fidelity Index 500 Portfolio SC2	211	$10.97	$11.38	$2	0.00%	0.70%	1.80%	8.69%	10.50	%(a)
Fidelity Growth Portfolio SC2	2,737	$10.54	$10.92	$29	0.00%	0.70%	1.80%	1.58%	9.15	%(a)
Fidelity Contrafund Portfolio SC2	5,259	$11.31	$11.70	$60	0.00%	0.70%	1.80%	13.14%	13.43	%(a)
Fidelity Mid Cap SC2	425	$12.10	$12.61	$5	0.00%	0.70%	1.80%	20.98%	26.07	%(a)
Fidelity Equity Income SC2	454	$10.96	$11.65	$5	0.00%	0.70%	1.80%	9.56%	11.74	%(a)
Fidelity Investment Grade Bonds SC2	3,628	$10.15	$10.52	$38	0.00%	0.70%	1.80%	1.50%	5.19	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)
Start date September 1, 2004

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2003				For the Year Ended December 31, 2003
		Unit Fair Value Lowest	Unit Fair Value Highest			Expense Ratio		Total Return
	Units (000)			Net Assets (000)	Investment Income Ratio*
						Lowest**	Highest**	Lowest***	Highest***
PIC Global Income	0	$12.09	$16.73	$0	6.63%	0.70%	1.80%	1.24%	2.37%
Goldman Sachs Growth & Income	10,294	$9.32	$18.24	$175,645	3.50%	0.70%	1.80%	22.65%	24.02%
Goldman Sachs International Equity	5,804	$8.61	$14.70	$83,232	5.29%	0.70%	1.80%	32.57%	34.05%
Goldman Sachs CORE US Equity	7,544	$8.71	$23.39	$166,281	1.51%	0.70%	1.80%	28.10%	29.53%
Goldman Sachs Small Cap Value	4,481	$10.07	$24.14	$105,882	1.38%	0.70%	1.80%	39.13%	40.68%
Goldman Sachs Capital Growth	7,126	$8.54	$19.69	$128,404	1.07%	0.70%	1.80%	22.37%	23.73%
Goldman Sachs Mid-Cap Value	3	$10.30	$10.31	$28	0.00%	0.70%	1.80%	1.24%	1.27	%(b)
Calvert Social Small Cap Growth	160	$14.21	$14.84	$2,317	1.45%	0.70%	1.80%	37.07%	38.60%
Calvert Social Balanced	751	$9.93	$12.69	$9,379	1.83%	0.70%	1.80%	17.18%	18.49%
MFS Emerging Growth	1,912	$6.99	$11.48	$21,428	0.00%	0.70%	1.80%	27.89%	29.32%
MFS Research	3,317	$8.03	$10.86	$35,339	0.68%	0.70%	1.80%	22.47%	23.83%
MFS Investors Trust	5,032	$8.23	$11.15	$54,084	0.68%	0.70%	1.80%	19.95%	21.29%
MFS Total Return	9,137	$12.39	$15.24	$132,202	1.67%	0.70%	1.80%	14.23%	15.51%
MFS New Discovery	753	$12.44	$16.55	$12,096	0.00%	0.70%	1.80%	31.32%	32.78%
MFS Utilities	938	$9.99	$11.13	$10,270	2.27%	0.70%	1.80%	33.45%	34.95%
MFS Investors Growth Stock	2,347	$5.55	$5.78	$13,232	0.00%	0.70%	1.80%	20.81%	22.16%
MFS Emerging Growth SC	11	$6.98	$11.46	$107	0.00%	0.70%	1.80%	11.96%	12.69	%(a)
MFS Research SS	9	$8.01	$10.81	$90	0.00%	0.70%	1.80%	11.26%	11.97	%(a)
MFS Investors Trust SC	54	$8.22	$11.13	$566	0.00%	0.70%	1.80%	10.89%	11.61	%(a)
MFS Total Return SC	466	$10.32	$15.21	$6,392	0.00%	0.70%	1.80%	6.93%	7.62	%(a)
MFS New Discovery SC	19	$10.22	$16.53	$318	0.00%	0.70%	1.80%	18.87%	19.64	%(a)
MFS Utilities SC	15	$9.97	$11.11	$157	0.00%	0.70%	1.80%	12.66%	13.38	%(a)
MFS Investors Growth Stock SC	105	$5.54	$10.33	$587	0.00%	0.70%	1.80%	8.31%	9.01	%(a)
Oppenheimer Money Fund	10,870	$1.10	$10.00	$13,878	0.79%	0.70%	1.80%	-1.02%	0.09%
Oppenheimer Aggressive Growth	1,423	$7.75	$11.58	$16,177	0.00%	0.70%	1.80%	23.34%	24.71%
Oppenheimer Capital Appreciation	4,340	$10.17	$15.22	$61,858	0.38%	0.70%	1.80%	28.59%	30.03%
Oppenheimer Main Street	6,053	$8.79	$11.75	$68,569	0.98%	0.70%	1.80%	24.44%	25.83%
Oppenheimer Strategic Bond	7,251	$13.50	$13.79	$99,303	6.01%	0.70%	1.80%	15.95%	17.25%
Oppenheimer Global Securities	1,738	$13.43	$17.22	$28,566	0.76%	0.70%	1.80%	40.45%	42.02%
Oppenheimer High Income	1,371	$11.49	$12.20	$16,457	6.16%	0.70%	1.80%	21.73%	23.09%
Oppenheimer Aggressive Growth SC	6	$7.75	$11.57	$70	0.00%	0.70%	1.80%	11.60%	12.32	%(a)
Oppenheimer Capital Appreciation SC	86	$10.17	$15.21	$1,057	0.00%	0.70%	1.80%	15.36%	16.11	%(a)
Oppenheimer Main Street	95	$8.79	$11.75	$1,049	0.00%	0.70%	1.80%	13.73%	14.46	%(a)
Oppenheimer Strategic Bond SC	150	$10.13	$13.74	$2,035	0.00%	0.70%	1.80%	6.43%	7.11	%(a)
Oppenheimer Global Securities SC	30	$10.51	$17.22	$463	0.00%	0.70%	1.80%	28.38%	29.21	%(a)
Oppenheimer High Income SC	71	$10.13	$12.17	$846	0.00%	0.70%	1.80%	9.56%	10.26	%(a)
Van Eck Hard Asset	33	$13.91	$15.16	$492	0.50%	0.70%	1.80%	42.47%	44.06%
Van Eck Real Estate	77	$14.51	$15.33	$1,169	2.19%	0.70%	1.80%	32.08%	33.56%
Van Kampen Emerging Growth	8,194	$4.06	$4.23	$33,926	0.00%	0.70%	1.80%	25.06%	26.45%
Van Kampen Enterprise	6,958	$5.20	$5.41	$36,836	0.49%	0.70%	1.80%	23.62%	25.00%
Van Kampen Comstock	11,263	$12.70	$13.21	$145,841	0.95%	0.70%	1.80%	28.64%	30.08%
Van Kampen Growth and Income	13,897	$10.84	$11.28	$153,568	0.89%	0.70%	1.80%	25.73%	27.13%
Van Kampen Aggressive Growth	702	$4.17	$10.23	$2,970	0.00%	0.70%	1.80%	36.20%	37.72%
Van Kampen UIF Equity & Income II	1,078	$10.38	$11.36	$12,215	1.16%	0.70%	1.80%	9.86%	10.56	%(a)
Van Kampen Government Portfolio II	368	$9.87	$10.01	$3,650	0.00%	0.70%	1.80%	-1.87%	-1.23	%(a)
Van Kampen Emerging Growth II	367	$4.06	$10.25	$1,530	0.00%	0.70%	1.80%	11.28%	12.00	%(a)
Van Kampen Enterprise II	310	$5.19	$10.36	$1,649	0.00%	0.70%	1.80%	13.10%	13.82	%(a)
Van Kampen Comstock II	703	$10.53	$13.19	$9,138	0.00%	0.70%	1.80%	15.24%	15.98	%(a)
Van Kampen Growth & Income II	612	$10.53	$11.25	$6,771	0.00%	0.70%	1.80%	14.96%	15.70	%(a)
Lord Abbett Growth & Income	10,017	$10.40	$10.60	$105,248	0.96%	0.70%	1.80%	28.66%	30.10%
Lord Abbett Bond Debenture	6,553	$10.09	$12.15	$78,975	6.06%	0.70%	1.80%	15.89%	17.18%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Lord Abbett Mid-Cap Value	5,998	$10.27	$10.47	$62,268	0.76%	0.70%	1.80%	22.51%	23.88%
Lord Abbett Growth Opportunities	176	$10.25	$11.65	$2,049	0.00%	0.70%	1.80%	14.13%	14.87	%(a)
Lord Abbett America's Value	273	$10.43	$11.91	$3,237	3.22%	0.70%	1.80%	15.88%	16.63	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)
Start date June 2, 2003

(b)
Start date December 19, 2003

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

        The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.	0.50% - 1.65%

Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.	0.10% - 0.15%

Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals of exceeds $50,000.	$30 - $35

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	0.00% - 8.50%

Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25

Optional Benefit Fee
Optional benefits may be elected by policyholders. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on either a "Benefit Base" basis or a "Net Amount at Risk" basis.	0.10% - 0.85% on benefit base $0.25034 per $1000 - $18.93618 per $1000 on net amount at risk

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

6.    RELATED PARTY TRANSACTIONS

        Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

        Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $ 62,000 at December 31, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Share Owners of
Protective Life Insurance Company:

        In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        As discussed in Note 2 to the Consolidated Financial Statements, effective January 1, 2007, the Company changed its methods of accounting for deferred acquisition costs in connection with modifications or exchanges of insurance contracts, uncertainty in income taxes, certain hybrid financial instruments and servicing of financial assets.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP

Birmingham, Alabama
March 28, 2008

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Revenues
Premiums and policy fees	$2,723,208	$2,316,594	$1,944,796
Reinsurance ceded	(1,585,399)	(1,362,722)	(1,208,864)

Net of reinsurance ceded	1,137,809	953,872	735,932
Net investment income	1,613,803	1,352,432	1,127,920
Realized investment gains (losses):
Derivative financial instruments	(274)	(21,555)	(31,819)
All other investments	4,804	101,864	37,934
Other income	85,759	96,944	67,066

Total revenue	2,841,901	2,483,557	1,937,033

Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2007 — $1,540,744; 2006 — $1,199,073; 2005 — $1,008,670)	1,880,017	1,632,617	1,253,348
Amortization of deferred policy acquisition costs and value of business acquired	269,639	207,783	197,653
Other operating expenses, net of reinsurance ceded: (2007 — $265,623; 2006 — $244,060; 2005 — $164,932)	296,289	223,409	124,817

Total benefits and expenses	2,445,945	2,063,809	1,575,818

Income before income tax	395,956	419,748	361,215

Income tax expense
Current	(47,305)	19,268	19,035
Deferred	190,828	135,597	106,524

Total income tax expense	143,523	154,865	125,559

Net income	$252,433	$264,883	$235,656

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2007	2006
	(Dollars In Thousands)
Assets
Investments:
Fixed maturities, at market (amortized cost: 2007 — $23,002,701; 2006 — $20,755,718)	$22,943,110	$20,923,891
Equity securities, at market (cost: 2007 — $59,588; 2006 — $73,237)	64,226	80,108
Mortgage loans	3,275,678	3,880,028
Investment real estate, net of accumulated depreciation (2007 — $283; 2006 — $5,482)	8,026	37,928
Policy loans	818,280	839,502
Other long-term investments	186,299	306,012
Short-term investments	1,218,116	1,366,467

Total investments	28,513,735	27,433,936
Cash	106,507	37,419
Accrued investment income	274,825	274,574
Accounts and premiums receivable, net of allowance for uncollectible amounts (2007 — $3,552; 2006 — $3,386)	77,997	163,352
Reinsurance receivable	5,033,748	4,596,816
Deferred policy acquisition costs and value of businesses acquired	3,339,748	3,147,806
Goodwill	92,579	75,530
Property and equipment, net of accumulated depreciation (2007 — $109,307; 2006 — $106,333)	40,754	38,640
Other assets	262,880	205,054
Income tax receivable	140,901	126,738
Assets related to separate accounts
Variable annuity	2,910,606	2,750,129
Variable universal life	350,802	307,863

Total Assets	$41,145,082	$39,157,857

Liabilities
Policy liabilities and accruals
Future policy benefits and claims	$16,249,417	$15,113,277
Unearned premiums	1,127,986	859,174

Total policy liabilities and accruals	17,377,403	15,972,451
Stable value product account balances	5,046,463	5,513,464
Annuity account balances	8,708,383	8,958,089
Other policyholders' funds	307,140	328,136
Other liabilities	1,136,086	1,246,981
Deferred income taxes	511,402	381,851
Non-recourse funding obligations	1,375,000	425,000
Liabilities related to variable interest entities	—	20,395
Liabilities related to separate accounts
Variable annuity	2,910,606	2,750,129
Variable universal life	350,802	307,863

Total liabilities	37,723,285	35,904,359

Commitments and contingent liabilities — Note 11
Shareowners' equity
Preferred Stock, $1 par value
Shares authorized and issued: 2,000, liquidation preference $2,000	2	2
Common Stock, $1 par value
Shares authorized and issued: 5,000,000	5,000	5,000
Additional paid-in-capital	1,120,996	1,114,269
Note receivable from PLC Employee Stock Ownership Plan	(1,445)	(1,995)
Retained earnings	2,354,721	2,100,404
Accumulated other comprehensive income
Net unrealized gains (losses) on investments, net of income tax: (2007 — $(25,192); 2006 — $22,811)	(45,255)	41,772
Accumulated gain (loss) — hedging, net of income tax: (2007 — $(6,779); 2006 — $(3,299))	(12,222)	(5,954)

Total shareowners' equity	3,421,797	3,253,498

Total liabilities and shareowners' equity	$41,145,082	$39,157,857

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY

	Preferred Stock	Common Stock	Additional Paid-In- Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains / (Losses) on Investments	Accumulated Gain / (Loss) Hedging	Total Share Owners' Equity
	(Dollars In Thousands)
Balance, December 31, 2004	$2	$5,000	$932,805	$(2,983)	$1,653,954	$287,670	$8,616	$2,885,064

Net income for 2005					235,657			235,657
Change in net unrealized gains/losses on investments, (net of income tax — $(84,575))						(159,318)		(159,318)
Reclassification adjustment for amounts included in net income, (net of income tax — $12,529)						(23,599)		(23,599)
Change in accumulated gain (loss) hedging, (net of income tax — $4,246)							(7,886)	(7,886)

								44,854

Decrease in note receivable from PLC ESOP				476				476

Balance, December 31, 2005	2	5,000	932,805	(2,507)	1,889,611	104,753	730	2,930,394

Net income for 2006					264,883			264,883
Change in net unrealized gains/losses on investments, (net of income tax — $(4,974))						(8,954)		(8,954)
Reclassification adjustment for amounts included in net income, (net of income tax — $(30,010))						(54,027)		(54,027)
Change in accumulated gain (loss) hedging, (net of income tax — $(3,692))							(6,684)	(6,684)

Comprehensive income for 2006								195,218

Capital contributions			181,464					181,464
Non-cash dividends					(54,090)			(54,090)
Decrease in note receivable from PLC ESOP				512				512

Balance, December 31, 2006	2	5,000	1,114,269	(1,995)	2,100,404	41,772	(5,954)	$3,253,498

Net income for 2007					252,433			252,433
Change in net unrealized gains/losses on investments, (net of income tax — $(46,909))						(84,268)		(84,268)
Reclassification adjustment for amounts included in net income, (net of income tax — $(1,536))						(2,759)		(2,759)
Change in accumulated gain (loss) hedging, (net of income tax — $(2,650))							(4,778)	(4,778)
Reclassification adjustment for amounts for hedging amounts included in net income (net of income tax — $(828))							(1,490)	(1,490)

Comprehensive income for 2007								159,138

Capital contributions			6,727					6,727
Cumulative effect adjustments (FIN48 and FAS155)					1,884			1,884
Decrease in note receivable from PLC ESOP				550				550

Balance, December 31, 2007	$2	$5,000	$1,120,996	$(1,445)	$2,354,721	$(45,255)	$(12,222)	$3,421,797

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$252,433	$264,883	$235,656
Adjustment to reconcile net income to net cash provided by operating activities:
Realized investment gains	(4,530)	(80,309)	(6,115)
Amortization of deferred policy acquisition costs and value of businesses acquired	269,639	207,783	197,652
Capitalization of deferred policy acquisition costs	(411,987)	(325,001)	(467,610)
Depreciation expense	10,608	12,680	14,605
Deferred income taxes	183,271	107,233	106,880
Accrued income taxes	(14,238)	(48,832)	(104,723)
Interest credited to universal life and investment products	1,010,944	891,627	726,301
Policy fees assessed on universal life and investment products	(570,420)	(507,391)	(421,447)
Change in reinsurance receivables	(436,932)	(509,943)	(288,145)
Change in accrued investment income and other receivables	85,104	(86,782)	(18,500)
Change in policy liabilities and other policyholders' funds of traditional life and health products	453,376	593,362	489,104
Trading securities:
Maturities and principal reductions of investments	370,042	184,814	—
Sale of investments	1,816,728	2,460,031	—
Cost of investments acquired	(2,244,453)	(2,415,924)	—
Other net change in trading securities	239,731	(309,255)	—
Change in other liabilities	14,985	111,355	(225)
Other, net	(148,422)	(70,112)	(6,127)

Net cash provided by operating activities	875,879	480,219	457,306

Cash flows from investing activities
Investments available for sale:
Maturities and principal reductions of investments:
Fixed maturities	1,372,856	1,176,065	1,777,082
Equity securities	—	100	377
Sale of investments:
Fixed maturities	2,202,617	5,017,210	4,342,484
Equity securities	61,603	5,007	5,302
Cost of investments acquired:
Fixed maturities	(4,629,088)	(5,777,805)	(7,508,400)
Equity securities	(44,189)	(3,868)	(57,435)
Mortgage loans:
New borrowings	(900,739)	(1,055,998)	(745,797)
Repayments	484,513	452,697	448,515
Change in investment real estate, net	34,809	56,422	32,410
Change in policy loans, net	21,222	(69)	23,955
Change in other long-term investments, net	(34,200)	14,060	(13,008)
Change in short-term investments, net	(121,641)	31,055	95,064
Purchase of property and equipment	(12,752)	(7,500)	(10,016)
Payments for business acquisitions, net of cash acquired of $394,366 (2006)	—	(539,218)	—

Net cash used in investing activities	(1,564,989)	(631,842)	(1,609,467)

Cash flows from financing activities
Principal payments on line of credit arrangements and debt	—	—	(2,202)
Payments on liabilities related to variable interest entities	(20,395)	(22,209)	(17,986)
Net proceeds from securities sold under repurchase agreements	(16,949)	16,949	—
Issuance of non-recourse funding obligations	950,000	300,000	125,000
Capital contributions	6,727	160,000	—
Investment product and universal life deposits	3,429,793	2,419,734	2,943,455
Investment product and universal life withdrawals	(3,555,442)	(2,640,427)	(2,025,876)
Other financing activities, net	(35,536)	(97,091)	71,400

Net cash provided by financing activities	758,198	136,956	1,093,791

Change in cash	69,088	(14,667)	(58,370)

Cash at beginning of year	37,419	52,086	110,456

Cash at end of year	$106,507	$37,419	$52,086

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BUSINESS

  Nature of Operations

        Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose common stock is traded on the New York Stock Exchange (symbol: PL). The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

        The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

  Entities Included

        The consolidated financial statements include the accounts of Protective Life Insurance Company and its wholly owned subsidiaries. The Company's financial statements also include the accounts of certain variable interest entities in which the Company is considered the primary beneficiary. Intercompany balances and transactions have been eliminated.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

        These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 17, Statutory Reporting Practices and Other Regulatory Matters).

  Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investments fair values and impairments, future policy benefits, pension and other postretirement benefits, provision for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

  Investments

        Investments are reported on the following bases:

  •
  Fixed maturities consist of bonds and redeemable preferred stocks, and are carried at fair value on the Consolidated Balance Sheets. Fair values are determined using current market values

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

    when available. Where market values are unavailable, the Company obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.

  •
  Equity securities (common and nonredeemable preferred stocks) are carried at fair value.

  •
  Mortgage loans are carried at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount. Mortgage loans are also recorded net of an allowance for credit losses. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

  •
  Investment real estate is carried at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

  •
  Policy loans are carried at unpaid balances.

  •
  Other long-term investments are carried at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

  •
  Short-term investments are carried at amortized cost, which approximates current market value, except collateral from securities lending which is recorded at current market value. Substantially all short-term investments have maturities of three months or less at the time of acquisition.

        Estimated market values were derived from the durations of our fixed maturities and mortgage loans. Duration measures the relationship between changes in market value to changes in interest rates. While these estimated market values generally provide an indication of how sensitive the market values of the Company's fixed maturities and mortgage loans are to changes in interest rates, actual market results may differ from these estimates.

        The market values of fixed maturities change due to interest rate changes, credit related events, and other factors. As prescribed by U.S. GAAP, investments deemed as "available for sale" are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to DAC and VOBA, net of income tax, reported as a component of shareowners' equity. Furthermore, investments deemed as trading securities are recorded at their market values with any resulting unrealized gains and losses reported in net investment income as they occur.

        Investment securities are regularly reviewed for impairment. Unrealized losses that are deemed to be other than temporary are recognized in realized gains (losses). See Note 4, Investment Operations for further discussion of our policies regarding identification of other-than-temporary impairments. Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

  Cash

        Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of our cash management system, checks issued but not presented to banks for payment may create negative book cash balances. Such negative balances are included in other liabilities and totaled $89.8 million and $10.4 million as of December 31, 2007 and December 31, 2006, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

  Deferred Policy Acquisition Costs

        The costs that vary with and are primarily related to the production of new business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. DAC are subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

        Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 2.7% to 12.6%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

  Value of Business Acquired

        In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company amortizes VOBA in proportion to gross premiums for SFAS No. 60, Accounting and Reporting by Insurance Enterprises products and in proportion to expected gross profits ("EGPs") for SFAS No. 97 products, including accrued interest credited to account balances of up to approximately 11%.

  Goodwill

        Goodwill is not amortized but is tested for impairment at least annually. The Company evaluates the carrying value of goodwill during the fourth quarter of each year and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. At October 31, 2007 and 2006, the Company evaluated goodwill and determined that fair value had not decreased below carrying value and no adjustment to impair goodwill was necessary in accordance with SFAS No. 142, Goodwill and Other Intangible Assets.

  Property and Equipment

        Property and equipment are reported at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

        Property and equipment consisted of the following at December 31:

	2007	2006
	(Dollars In Thousands)
Home office building	$56,108	$54,002
Data processing equipment	45,321	42,562
Other, principally furniture and equipment	48,632	48,409

	150,061	144,973
Accumulated depreciation	(109,307)	(106,333)

	$40,754	$38,640

  Separate Accounts

        The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying Consolidated Statements of Income.

  Stable Value Product Account Balances

        The Company markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans, and fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Through the Company's registered funding agreement-backed note program, the Company is able to offer secured notes to both institutional and retail investors. GICs are generally contracts that specify a return on

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Stable value product account balances include GICs and funding agreements the Company has issued. At December 31, 2007 and 2006, the Company had $3.7 billion and $4.0 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of three to ten years. At December 31, 2007, future maturities of stable value products, excluding interest, were $1.4 billion in 2008, $1.5 billion in 2009-2010, $1.1 billion in 2011-2012, and $1.0 billion after 2012.

  Derivative Financial Instruments

        The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce its exposure to interest rate risk, inflation risk, currency exchange risk, and equity market risk. These strategies are developed through the asset/liability committee's analysis of data from financial simulation models and other internal and industry sources and are then incorporated into our risk management program.

        Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk associated with interest rate and foreign exchange contracts by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with our overall asset/liability management programs and strategies.

        Derivative instruments that are currently used as part of our interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate options, and interest rate swaptions. The Company's inflation risk management strategy involves the use of swaps that requires us to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI"). The Company uses foreign currency swaps to manage its exposure to changes in the value of foreign currency denominated stable value contracts and related cash flows. The Company also uses S&P 500® options to mitigate its exposure to the value of equity indexed annuity contracts.

        SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities requires that all derivative instruments be recognized in the balance sheet at fair value. The Company records its derivative instruments on the balance sheet in "other long-term investments" and "other liabilities". The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company accounts for

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "realized investment gains (losses) — derivative financial instruments".

        Cash-Flow Hedges

  •
  In 2002, the Company entered into a foreign currency swap to hedge the risk of changes in the value of interest and principal payments to be made on certain foreign-currency-based stable value contracts. During 2007, the Company exited from this swap. Under the terms of the swap, the Company paid a fixed U.S.-dollar-denominated rate and received a fixed foreign-currency-denominated rate.

  •
  During 2004 and 2005, in connection with the issuance of inflation adjusted funding agreements, the Company entered into swaps to convert the floating CPI-linked interest rate on the contracts to a fixed rate. The Company paid a fixed rate on the swap and received a floating rate equal to the CPI change paid on the funding agreements.

  •
  During 2006, the Company entered into swaps to convert CMT (Constant Maturity Treasury) based floating rate interest payments on funding agreements to fixed rate interest payments.

  •
  During 2006 and 2007, the Company entered into interest rate swaps to convert LIBOR based floating rate interest payments on funding agreements to fixed rate interest payments.

        The Company designated these swaps as cash flow hedges and therefore recorded the change in the fair value of the swap during the period in accumulated other comprehensive income. Gains and losses on these swaps are reclassified from other comprehensive income to current earnings as interest payments are made on the funding agreements. For the years ended December 31, 2007, 2006, and 2005, the amount of hedge ineffectiveness reported in income was a $4.2 million gain, $0.6 million gain, and a $0.2 million gain, respectively. Additionally, as of December 31, 2007 and 2006, the Company reported an after-tax decrease to accumulated other comprehensive income of $6.3 million and $6.7 million, respectively, related to our cash flow hedges. During 2008, the Company expects to reclassify $2.4 million out of accumulated other comprehensive income into earnings.

        Other Derivatives.    The Company also uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been designated by the Company for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

  •
  The Company uses certain foreign currency swaps, which are not designated as cash flow hedges, to mitigate the Company's exposure to changes in currency rates. For 2007, 2006, and 2005, the Company recorded a pre-tax gain of $3.5 million, a pre-tax gain of $3.4 million, and a pre-tax loss of $33.3 million on these swaps, respectively. In connection with these swaps, the Company also recognized a $3.5 million pre-tax loss, a $3.4 million pre-tax loss, and a $33.4 million pre-tax gain, respectively, during 2007, 2006, and 2005 as the change in value of the related foreign currency denominated stable value contracts. These net gains or losses primarily result from differences in the forward and spot exchange rates used to revalue the swaps and the stable value contracts.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

  •
  The Company also uses short positions in interest rate futures to mitigate the interest rate risk associated with our mortgage loan commitments. During 2007, 2006, and 2005, the Company recognized a pre-tax loss of $3.7 million, a pre-tax gain of $26.7 million, and a pre-tax loss of $10.3 million, respectively, as a result of changes in value of these futures positions.

  •
  The Company uses other interest rate swaps, options, and swaptions to manage the interest rate risk in the Company's mortgage-backed security portfolio. For 2007, 2006, and 2005, the Company recognized a pre-tax loss of $10.5 million, a pre-tax loss of $1.6 million, and a pre-tax loss of $14.0 million, respectively, for the change in fair value of these derivatives.

  •
  During 2005, the Company exited from asset swap arrangements that would, in effect, sell the equity options embedded in owned convertible bonds in exchange for an interest rate swap that converts the remaining host bond to a variable rate instrument. In 2005, the Company recognized a $0.6 million gain for the change in the asset swaps' fair value and recognized a $0.3 million gain to separately record the embedded equity options at fair value.

  •
  The Company is involved in various modified coinsurance and funds withheld arrangements which, in accordance with DIG B36, contain embedded derivatives that must report changes in fair value through current period earnings. The change in fair value of these derivatives resulted in the recognition of a $10.7 million pre-tax gain, $44.5 million pre-tax loss and a $1.0 million pre-tax loss in 2007, 2006, and 2005, respectively. The gain during 2007 on these embedded derivatives was the result of spread widening, partially offset by lower interest rates. The loss during 2006 was primarily the result of decreasing interest rates during the second half of 2006. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had mark-to-market changes offset the gains or losses on these embedded derivatives.

  •
  During 2005, the Company began marketing equity indexed annuities. Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140 and elected the fair value option for valuing the reserve liabilities associated with the Company's EIA product. Under SFAS No. 155, the entire reserve liability is valued using fair value, whereas prior to the adoption of SFAS No. 155, the embedded derivative was bifurcated and valued under SFAS No. 133 guidance and the annuity host contract was valued under SFAS No. 97. Prior to 2007, under SFAS No. 133, the equity market component, where interest credited to the contracts was linked to the performance of the S&P 500® index, was considered an embedded derivative. The change in fair value of the embedded derivative resulted in a $5.7 million pre-tax loss and a $0.6 million pre-tax loss in 2006 and 2005, respectively. The Company utilized S&P 500® options to mitigate the risk associated with equity indexed annuity contracts. The Company recognized a $0.5 million pre-tax gain, $2.9 million pre-tax gain, and a $0.2 million pre-tax gain on its S&P 500® options in 2007, 2006, and 2005, respectively.

  •
  During 2007, the Company began marketing certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. Under SFAS No. 133, the GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract. The change in fair value of the embedded derivative resulted in a $0.5 million pre-tax loss in 2007.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Policyholder Liabilities, Revenues, and Benefits Expense

  Traditional Life, Health, and Credit Insurance Products

        Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

        Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2007 range from approximately 5.0% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

        Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Balance beginning of year	$167,757	$134,104	$135,015
Less: reinsurance	59,654	61,655	66,788

Net balance beginning of year	108,103	72,449	68,227

Incurred related to:
Current year	447,752	395,873	258,138
Prior year	(13,619)	(9,685)	(2,247)

Total incurred	434,133	386,188	255,891

Paid related to:
Current year	360,308	304,177	208,832
Prior year	57,270	55,349	42,837

Total paid	417,578	359,526	251,669

Other changes:
Acquisition and reserve transfers	—	8,992	—

Net balance end of year	124,658	108,103	72,449
Plus reinsurance	113,011	59,654	61,655

Balance end of year	$237,669	$167,757	$134,104

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

  Universal Life and Investment Products

        Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 3.0% to 12.6% and investment products ranged from 2.25% to 7.25% in 2007.

        The Company's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

        Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140, related to its equity indexed annuity product. SFAS No. 155 requires that the Company record the liability related to this block of business at fair value at each balance sheet date, with changes in the fair value recorded through earnings. Changes in this liability may be significantly affected by interest rate fluctuations.

        The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on our variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Future declines in the equity market would increase our GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB liability, as of December 31, 2007, was subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2007, our net GMDB liability held was $0.6 million.

        The Company also establishes liabilities for GMWBs on its variable annuity products. The GMWB liability is valued in accordance with SFAS No. 133 which requires the liability to be marked-to-market using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions, primarily about mortality and lapses, equity market and interest returns, and market volatility. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses.

  Property and Casualty Insurance Products

        Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection ("GAP"), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to us as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Reinsurance

        The Company uses reinsurance extensively in certain of its segments. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance:

        Reinsurance Accounting Methodology — The Company accounts for reinsurance under the provisions of SFAS No. 113. The methodology for accounting for the impact of reinsurance on the Company's life insurance and annuity products is determined by whether the specific products are subject to SFAS No. 60 or SFAS No. 97.

        The Company's traditional life insurance products are subject to SFAS No. 60 and the recognition of the impact of reinsurance costs on the Company's financial statements reflect the requirements of that pronouncement. Ceded premiums are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of deferred policy acquisition costs or value of business acquired ("VOBA"). Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

        The Company's short duration insurance contracts (primarily issued through the Asset Protection segment) are also subject to SFAS No. 60 and the recognition of the impact of reinsurance costs on the Company's financial statements also reflect the requirements of that pronouncement. Reinsurance allowances include such acquisition costs as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

        The Company's universal life, variable universal life, bank-owned life insurance ("BOLI"), and annuity products are subject to SFAS No. 97 and the recognition of the impact of reinsurance costs on the Company's financial statements reflect the requirements of that pronouncement. Ceded premiums and policy fees on SFAS No. 97 products reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits according to SFAS No. 97. Unlike with SFAS No. 60 products, assumptions for SFAS No. 97 regarding mortality, lapses and interest are continuously reviewed and may be periodically changed. These changes will result in "unlocking" which change the balance in the ceded deferred amortization cost and can affect the amortization of deferred acquisition cost and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions for SFAS No. 97 products are based on the best current estimate of expected mortality, lapses and interest spread. The Company complies with AICPA Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which impacts the timing of direct and ceded earnings on certain blocks of the Company's SFAS No. 97 business.

        Reinsurance Allowances — The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

        The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is consistent with U.S. GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.

        Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). The Company determines ultimate allowances as the final amount to be paid over the life of a contract after higher acquisition related expenses (whether first year or renewal) are completed. Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance contract is a separately negotiated agreement. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

        Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on SFAS No. 60 policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact SFAS No. 60 amortization patterns. DAC and VOBA on SFAS No. 97 products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact SFAS No. 97 amortization patterns.

        Reinsurance Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies in accordance with U.S. GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

        The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

        Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

          Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

          Benefits and settlement expenses include incurred claim amounts ceded and changes in policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

          Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

          Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

        The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Income Taxes

        The Company uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the marking to market value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

New Accounting Pronouncements

        Statement of Position 05-1.    Effective January 1, 2007, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized DAC, unearned revenue and deferred sales charges must be written off. The Company recorded no cumulative effect adjustment related to this adoption and does not expect it to have a material impact on its ongoing financial position or results of operations.

        SFAS No. 155 — Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140.    Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140. SFAS No. 155 (1) permits fair value remeasurement for certain hybrid financial instruments that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest only ("IO") strips and principal only ("PO") strips are not subject to the requirements of SFAS No. 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (as amended), to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The adoption of SFAS No. 155 resulted in a positive cumulative effect adjustment to opening retained earnings of approximately $2.0 million ($1.3 million net of taxes), related to the Company's equity indexed annuity product line.

        SFAS No. 156 — Accounting for Servicing of Financial Assets — an amendment of FASB Statement No. 140.    In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets — an amendment of FASB Statement 140. SFAS No. 156 amends SFAS No. 140, with respect to

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

the accounting for separately recognized servicing assets and servicing liabilities. SFAS No. 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. Additionally, SFAS No. 156 permits the choice of the amortization method or the fair value measurement method, with changes in fair value recorded in income, for the subsequent measurement for each class of separately recognized servicing assets and servicing liabilities. The statement is effective for fiscal years beginning after September 15, 2006, and therefore the Company adopted the standard effective January 1, 2007. This standard did not have a material impact on the Company's financial position or results of operations.

        FASB Interpretation No. 48.    Effective January 1, 2007, the Company adopted the provisions of FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, this interpretation requires, in order for us to recognize a benefit in our financial statements from a given tax position, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. In making this analysis, the Company must assume that the taxing authority is fully informed of all of the facts regarding this issue. As a result of the implementation of FIN 48, the Company recognized a $0.6 million decrease in the liability for unrecognized income tax benefits, which was accounted for as an increase to the January 1, 2007 retained earnings balance. For additional information regarding FIN 48 and the effects on the Company's financial statements, see Note 14, Income Taxes.

        SFAS No. 157 — Fair Value Measurements.    In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. The standard will be effective for us beginning January 1, 2008. Relative to SFAS No. 157, the FASB proposed FASB Staff Positions (FSP) 157-a, 157-b, and 157-c. FSP 157-a amends SFAS No. 157 to exclude Financial Accounting Standards No. 13, Accounting for Leases, and its related interpretive accounting pronouncements that address leasing transactions, while FSP 157-b delays the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. FSP 157-c clarifies the principles in SFAS No. 157 on the fair value measurement of liabilities. Public comments on FSP 157-a and 157-b were due in January 2008, while public comments on FSP 157-c are due in February 2008. Based upon pronouncements issued to date, SFAS No. 157 is not expected to have a material impact on the Company's financial position or results of operations upon adoption.

        SFAS No. 158 — Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans — an amendment of FASB Statements No. 87, 88, 106, and 132(R).    In September 2006, the FASB issued SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, which amends SFAS No. 87, Employers' Accounting for Pension, SFAS No. 88, Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions, and SFAS No. 132(R), Employers' Disclosures About Pensions and Other Postretirement Benefits. SFAS No. 158 requires that the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

funded status of defined benefit postretirement plans be fully recognized on the statement of financial position, and requires the recognition of changes in the funded status of such plans in the year in which the changes occur through comprehensive income. Additionally, SFAS No. 158 requires an employer to measure the funded status of a plan as of the date of its year-end statement of financial position. SFAS No. 158 is effective for fiscal years ending after December 15, 2006 and therefore PLC and the Company has adopted this standard as of December 31, 2006. This standard was adopted prospectively, and as a result, prior periods were not restated. The adoption of this standard resulted in a net fund asset of $5.8 million related to PLC's defined benefit pension plan and a net fund liability of $25.2 million related to its unfunded excess benefits plan as of December 31, 2006.

        SFAS No. 159 — The Fair Value Option for Financial Assets and Financial Liabilities.    In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115. This standard permits entities to choose to measure eligible financial assets and financial liabilities at fair value. SFAS No. 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The standard will be effective for us beginning January 1, 2008. The Company does not expect to elect the fair value option for any financial assets or financial liabilities. As a result, the Company does not believe this standard will have a significant impact on its consolidated results of operations and financial position.

        SFAS No. 141R — Business Combinations.    In December of 2007, the FASB issued SFAS No. 141(R), Business Combinations. This standard is a revision to the original standard and continues the movement toward a greater use of fair values in financial reporting. It changes how business acquisitions are accounted for and will impact financial statements at the acquisition date and in subsequent periods. Further, certain of the changes will introduce more volatility into earnings and thus may impact a company's acquisition strategy. SFAS No. 141(R) will also impact the annual goodwill impairment test associated with acquisitions that close both before and after the effective date of this standard. Thus, companies that have goodwill from an acquisition that closed prior to the effective date of the Standard will need to understand the provisions of SFAS No. 141(R) regardless of whether they intend to have future acquisitions. This standard applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.

        SFAS No. 160 — Noncontrolling Interests in Consolidated Financial Statements.    In December of 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements. This standard applies to all entities that prepare consolidated financial statements, except not-for-profit organizations, but will affect only those entities that have an outstanding noncontrolling interest in one or more subsidiaries or that deconsolidate a subsidiary. This statement is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 (that is, January 1, 2009, for entities with calendar year-ends). The Company does not expect this standard to have a significant impact on its consolidated results of operations or financial position.

        SFAS No. 161 — Disclosures about Derivative Instruments and Hedging Activities.    In March of 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

interpretations, and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. This statement is effective for fiscal years and interim periods beginning after November 15, 2008. The standard will be effective for the Company beginning January 1, 2009. The Company is assessing the impact, if any, on its consolidated results of operations or financial position.

  Reclassifications

        Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowners' equity. Included in these reclassifications is a change in the Consolidated Statements of Cash Flows to remove the effects of policy fees assessed on universal life and investment products from financing activities. While this had no effect on total cash flow, for the year ended December 31, 2005, net cash provided by operating activities was decreased and net cash provided by financing activities was increased by $421.4 million.

3.    ACQUISITION ACTIVITY

  Chase Insurance Group Acquisition

        On July 3, 2006, the Company completed the acquisition contemplated by the Stock Purchase Agreement. Pursuant to that agreement with JPMorgan Chase & Co. ("JPMC") and two of its wholly owned subsidiaries (collectively, the "Sellers"), the Company and its subsidiary West Coast Life Insurance Company purchased from the Sellers the Chase Insurance Group, which consisted of five insurance companies that manufacture and administer traditional life insurance and annuity products and four related non-insurance companies (which collectively are referred to as the "Chase Insurance Group") for a net purchase price of $873.5 million. The Chase Insurance Group historically was headquartered in Elgin, Illinois, and offered primarily level premium term and other traditional life products, as well as fixed and variable annuity products. The Chase Insurance Group's results of operations were included in the Company's consolidated results of operations beginning July 3, 2006.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.    ACQUISITION ACTIVITY -- (Continued)

        This transaction was accounted for under the purchase method of accounting prescribed by FASB SFAS No. 141, Business Combinations. SFAS No. 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The allocation of the $873.5 million aggregate purchase price to the specific identifiable tangible and intangible assets and liabilities is as follows:

Fair Value as of July 3, 2006
(Dollars In Thousands)
ASSETS
Investments	$6,784,023
Policy loans	380,608
Cash	392,493
Accrued investment income	88,069
Accounts and premiums receivable, net	14,342
Reinsurance receivable	1,093,633
Value of business acquired	739,856
Goodwill	32,007
Other assets	25,214
Intangible assets	3,200
Deferred tax asset	13,290
Assets related to separate accounts	110,073

Total assets	9,676,808
LIABILITIES
Policy liabilities and accrual	2,704,790
Annuity account balances	5,528,849
Other policyholders' funds	273,805
Other liabilities	161,309
Accrued income taxes	24,445
Liabilities related to separate accounts	110,073

Total liabilities	8,803,271
NET ASSETS ACQUIRED	$873,537

        The Chase Insurance Group acquisition was funded through the issuance of $200 million of capital securities (see Note 9, Debt and Other Obligations) together with cash. The capital securities will mature and become due and payable, together with any accrued and unpaid interest thereon, on June 30, 2066.

        Immediately after the closing of the acquisition, the Company entered into agreements with Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC") and Wilton Reassurance Company and Wilton Reinsurance Bermuda Limited (collectively, the "Wilton Re Group"), whereby CALIC reinsured 100% of the variable annuity business of the Chase Insurance Group and the Wilton Re Group reinsured approximately 42% of the other insurance business of the Chase Insurance Group. The Company received aggregate ceding commissions of approximately $330.5 million from these transactions.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.    ACQUISITION ACTIVITY -- (Continued)

        The $32.0 million of goodwill was assigned to the Acquisitions Segment. $114.5 million of goodwill is expected to be deductible for tax purposes.

        Certain of the reinsurance agreements with CALIC and the Wilton Re Group are in the form of modified coinsurance ("Modco") agreements. Certain of our investments supporting these agreements, consisting of primarily fixed income securities in designated portfolios, are designated as "trading securities" under U.S. GAAP. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are included in net income as realized investment gains (losses) as they occur. These amounts are substantially offset by changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements.

  Western General Acquisition

        On July 14, 2006, the Company completed the acquisition of the vehicle extended service contract business of Western General effective as of July 1, 2006. Western General, headquartered in Calabasas, California, is a provider of vehicle service contracts nationally, focusing primarily on the west coast market. In addition, Western General currently provides extended service contract administration for several automobile manufacturers and provides used car service contracts for a publicly-traded national dealership group.

        This transaction was accounted for under the purchase method of accounting prescribed by SFAS No. 141. Western General's results of operations are included in our consolidated results of operations beginning July 1, 2006. The purchase price for Western General was $33.0 million, and was subject to contingent consideration based on future performance. During 2007, a $4.3 million contingent payment was made related to the purchase of Western General, thereby increasing goodwill.

        The fair value of Western General's net assets acquired was $14.2 million. Goodwill of $18.8 million was originally recorded from the excess of purchase price over the fair value of Western General's net assets. This goodwill was allocated to the Asset Protection segment. The Company paid a premium over the fair value of Western General's net assets for a number of potential strategic and financial benefits that are expected to be realized as a result of the acquisition including, but not limited to, the following:

  •
  Expanded distribution network

  •
  Increased geographic presence

  •
  Broader product portfolio in core product lines

  •
  Additional administration capabilities

  •
  Greater size and scale with improved earnings diversification

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.    ACQUISITION ACTIVITY -- (Continued)

        SFAS No. 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The following table summarizes the fair values of the net assets acquired as of the acquisition date:

Fair Value as of July 1, 2006
(Dollars In Thousands)
ASSETS
Investments	$18,571
Cash	1,873
Accrued investment income	114
Accounts and premiums receivable, net	16,924
Value of business acquired and other intangible assets	12,650
Goodwill	18,813
Property and equipment	450
Other assets	9,990
Income tax receivable	41
Deferred income taxes	2,735

Total assets	82,161
LIABILITIES
Policy liabilities and accrual	39,596
Other liabilities	9,607

Total liabilities	49,203
NET ASSETS ACQUIRED	$32,958

        The $18.8 million of goodwill was assigned to the Asset Protection Segment, and of this amount, approximately $10.4 million is expected to be deductible for tax purposes. During 2007, the goodwill amount was increased to $23.1 million as a result of contingent consideration related to the purchase.

  Pro forma Condensed Consolidated Results of Operations

        The following (unaudited) pro forma condensed consolidated results of operations assume that the acquisitions of both the Chase Insurance Group and Western General were completed as of January 1, 2006 and 2005:

	For The Year Ended December 31,
	2006	2005
	(Dollars In Thousands)
Revenue	$2,726,155	$2,444,131
Net income	$288,998	$279,087

        The pro forma information above is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS

        Major categories of net investment income for the years ended December 31 are summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Fixed maturities	$1,287,794	$1,071,256	$887,745
Equity securities	1,871	5,585	4,009
Mortgage loans	308,260	268,380	257,914
Investment real estate	3,784	384	2,361
Policy loans	51,271	44,940	34,741
Other	49,173	59,253	23,114

	1,702,153	1,449,798	1,209,884
Investment expenses	88,350	97,366	81,964

	$1,613,803	$1,352,432	$1,127,920

        Net realized investment gains (losses) for all other investments for the years ended December 31 are summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Fixed maturities	$(1,605)	$16,467	$36,764
Equity securities	5,900	289	(636)
Mark to market — Modco trading portfolio	(989)	66,363	—
Mortgage loans and other investments	1,498	18,745	1,806

	$4,804	$101,864	$37,934

        In 2007, gross gains on investments available for sale (fixed maturities, equity securities, and short-term investments) were $16.2 million, and gross losses were $11.9 million. In 2006, gross gains on investments available for sale (fixed maturities, equity securities, and short-term investments) were $56.6 million, and gross losses were $34.2 million. In 2005, gross gains were $76.4 million, and gross losses were $40.3 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

        The amortized cost and estimated market value of the Company's investments classified as available for sale at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
	(Dollars In Thousands)
2007
Fixed maturities:
Bonds
Mortgage-backed securities	$7,931,761	$45,625	$(91,701)	$7,885,685
United States Government and authorities	113,074	1,016	(5)	114,085
States, municipalities, and political subdivisions	34,302	4,348	(8)	38,642
Public utilities	1,636,084	40,442	(45,244)	1,631,282
Convertibles and bonds with warrants	231	39	(43)	227
All other corporate bonds	9,682,598	239,693	(253,780)	9,668,511
Redeemable preferred stocks	50	—	(8)	42

	19,398,100	331,163	(390,789)	19,338,474
Equity securities	54,311	5,172	(527)	58,956
Short-term investments	1,166	—	—	1,166

	$19,453,577	$336,335	$(391,316)	$19,398,596

2006
Fixed maturities:
Bonds
Mortgage-backed securities	$6,548,009	$37,734	$(63,547)	$6,522,196
United States Government and authorities	966,904	4,185	(4,959)	966,130
States, municipalities, and political subdivisions	76,135	1,842	(179)	77,798
Public utilities	1,575,015	44,526	(29,119)	1,590,422
Convertibles and bonds with warrants	231	11	(41)	201
All other corporate bonds	8,091,907	235,235	(97,109)	8,230,033
Redeemable preferred stocks	50	—	—	50

	17,258,251	323,533	(194,954)	17,386,830
Equity securities	73,237	7,171	(300)	80,108
Short-term investments	1,063,731	—	—	1,063,731

	$18,395,219	$330,704	$(195,254)	$18,530,669

        At December 31, 2007 and 2006, the Company had an additional $3.6 billion and $3.5 billion, respectively, of fixed maturities and $52.0 million and $302.7 million, respectively, of short-term investments classified as trading securities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

        The amortized cost and estimated market value of available for sale fixed maturities at December 31, 2007, by expected maturity, are shown as follows. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

	Estimated Amortized Cost	Estimated Market Value
	(Dollars In Thousands)
Due in one year or less	$617,958	$618,333
Due after one year through five years	3,991,740	4,064,499
Due after five years through ten years	5,371,568	5,298,002
Due after ten years	9,416,834	9,357,640

	$19,398,100	$19,338,474

        Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) our intent and ability to hold the investment until recovery, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance and continued viability of the issuer are significant measures considered. Once a determination has been made that a specific other-than-temporary impairment exists, a realized loss is recognized and the cost basis of the impaired asset is adjusted to its fair value. During 2006 and 2005, the Company recorded other-than-temporary impairments in our investments of $5.7 million and $11.8 million, respectively. There were no other-than- temporary impairments recorded during 2007. The following table shows the Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2007:

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
	(Dollars In Thousands)
Mortgage-backed securities	$2,266,805	$(56,344)	$2,408,705	$(35,358)	$4,675,510	$(91,702)
US government	376	(3)	627	(2)	1,003	(5)
States, municipalities, etc.	490	(1)	520	(7)	1,010	(8)
Public utilities	369,058	(22,968)	422,135	(22,276)	791,193	(45,244)
Convertibles bonds	0	0	45	(43)	45	(43)
Other corporate bonds	3,047,155	(152,790)	1,224,886	(100,989)	4,272,041	(253,779)
Equities	680	(156)	1,040	(379)	1,720	(535)

	$5,684,564	$(232,262)	$4,057,958	$(159,054)	$9,742,522	$(391,316)

        For mortgage-backed securities in an unrealized loss position for greater than 12 months, $8.4 million of the $35.4 million unrealized loss relates to securities issued in Company-sponsored

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

commercial loan securitizations. These losses relate primarily to market illiquidity as opposed to underlying credit concerns. Factors such as credit enhancements within the deal structures and the underlying collateral performance/characteristics support the recoverability of the investments. The public utilities category has gross unrealized losses greater than 12 months of $22.3 million, while the other corporate bonds category has gross unrealized losses greater than 12 months of $101.0 million at December 31, 2007. These losses relate primarily to the widening of credit spreads as treasury rates declined during the year. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered included credit ratings, the financial health of the investee, the continued access of the investee to capital markets, and other pertinent information including our ability and intent to hold these securities to recovery. The Company does not consider these unrealized loss positions to be other than temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until maturity or until the fair values of the investments have recovered.

        The following table shows the Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006:

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
	(Dollars In Thousands)
Mortgage-backed securities	$1,130,211	$(4,065)	$3,001,516	$(59,484)	$4,131,727	$(63,549)
US government	873,248	(3,923)	41,705	(1,036)	914,953	(4,959)
States, municipalities, etc.	1,617	(7)	1,087	(8)	2,704	(15)
Public utilities	347,289	(9,553)	349,402	(19,567)	696,691	(29,120)
Convertibles bonds	—	—	47	(41)	47	(41)
Other corporate bonds	1,510,840	(34,479)	1,360,403	(62,790)	2,871,243	(97,269)
Equities	147	(59)	3,360	(242)	3,507	(301)

	$3,863,352	$(52,086)	$4,757,520	$(143,168)	$8,620,872	$(195,254)

        At December 31, 2007 and 2006, the Company had bonds which were rated less than investment grade of $792.8 million and $318.9 million, respectively, having an amortized cost of $859.8 million and $325.1 million, respectively. Not included in these less than investment grade bonds at December 31, 2007 and 2006, are $39.0 million and $21.2 million, respectively, of trading securities. At December 31, 2007, approximately $26.1 million of the bonds rated less than investment grade were securities issued in Company-sponsored commercial mortgage loan securitizations. Approximately $268.1 million of the below investment grade bonds are not publicly traded.

        The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available for sale, for the years ended December 31 is summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Fixed maturities	$(122,593)	$(112,231)	$(257,117)
Equity securities	(1,447)	554	2,032

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

        The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities' market value is monitored, on a daily basis, with additional collateral obtained as necessary. At December 31, 2007, securities with a market value of $400.0 million were loaned under these agreements. As collateral for the loaned securities, the Company receives short-term investments, which are recorded in "short-term investments" with a corresponding liability recorded in "other liabilities" to account for our obligation to return the collateral. As of December 31, 2007, collateral related to these agreements equaled $410.1 million.

        At December 31, 2007, all of the Company's mortgage loans were commercial loans of which 65% were retail, 14% were office buildings, 10% were apartments, 8% were warehouses, and 3% were other. The Company specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's leased space represents more than 2.8% of mortgage loans. Approximately 74% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Texas, Georgia, Tennessee, Alabama, Florida, South Carolina, Utah, North Carolina, Indiana, Ohio, California, and Virginia. At December 31, 2007, the average mortgage loan was $2.2 million, and the weighted average interest rate was 6.25%. The largest single mortgage loan was $21.8 million.

        Many of the mortgage loans have call provisions between 3 and 10 years. Assuming the loans are called at their next call dates, approximately $55.5 million would become due in 2008, $505.7 million in 2009 through 2012, $764.0 million in 2013 through 2017, and $261.5 million thereafter.

        For several years the Company has offered a type of commercial mortgage loan under which it will permit a slightly higher loan-to-value ratio in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2007 and 2006, approximately $627.0 million and $493.0 million, respectively, of the Company's mortgage loans have this participation feature.

        At December 31, 2007 and 2006, the Company's problem mortgage loans (over sixty days past due) and foreclosed properties totaled $7.5 million and $15.8 million, respectively. Since our mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. At December 31, 2007 and 2006, the Company had an allowance for mortgage loan credit losses of $0.5 million and $0.5 million, respectively. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

        Certain investments, consisting of fixed maturities, equities, and investment real estate, with a carrying value of $8.1 million were non-income producing for the twelve months ended December 31, 2007.

        At December 31, 2007 and 2006, the Company had investments related to retained beneficial interests of mortgage loan securitizations of $929.1 million and $173.4 million, respectively. See Note 10, Commercial Mortgage Securitizations, for more information on the mortgage loan securitization the Company completed during 2007.

        Policy loan interest rates generally range from 3.0% to 12.0%.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESSES ACQUIRED

  Deferred policy acquisition costs

        The balances of and changes in DAC as of December 31, are as follows:

	2007	2006
	(Dollars In Thousands)
Balance, beginning of period	$2,033,710	$1,767,241
Capitalization of commissions, sales, and issue expenses	375,825	421,818
Amortization	(206,171)	(245,887)
Change in unrealized investment gains and losses	51,106	90,538
Other	(3,677)	—

Balance, end of period	$2,250,793	$2,033,710

  Value of businesses acquired

        The balances of and changes in VOBA as of December 31, are as follows:

	2007	2006
	(Dollars In Thousands)
Balance, beginning of period	$1,114,096	$436,455
Acquisitions	59,040	751,992
Amortization	(94,181)	(58,426)
Change in unrealized investment gains and losses	9,989	(16,052)
Other	11	127

Balance, end of period	$1,088,955	$1,114,096

        The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2008	$90,035
2009	83,344
2010	77,593
2011	74,414
2012	65,402

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.    GOODWILL

        The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2005	$—	$38,782	$38,782
Goodwill acquired in current period acquisition	32,007	18,813	50,820
Contingent payment related to prior acquisition	—	236	236
Sale of subsidiary to parent	—	(14,308)	(14,308)

Balance as of December 31, 2006	32,007	43,523	75,530
Contingent payment related to prior acquisition	—	4,315	4,315
Purchase price adjustments	16,300	—	16,300
Tax benefit of excess tax goodwill	(3,566)	—	(3,566)

Balance as of December 31, 2007	$44,741	$47,838	$92,579

        During 2007, the Company increased its goodwill balance by approximately $16.3 million and $4.3 million respectively, related to the acquisitions of the Chase Insurance Group and Western General. The $3.6 million decrease in the Acquisitions segment relates to tax benefits realized during the year on the portion of tax goodwill in excess of GAAP basis goodwill. The $32.0 million increase in 2006 in goodwill in the Acquisitions segment is related to the Chase Insurance Group acquisition discussed in Note 3, Acquisition Activity. The $18.8 million increase in 2006 in goodwill in the Asset Protection segment is related to the Western General acquisition discussed in Note 3, Acquisition Activity. Goodwill also increased by $0.2 million in the Asset Protection segment in 2006 due to a contingent payment related to the purchase of a small subsidiary in a prior year.

7.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

        The Company issues variable universal life and variable annuity products through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve (a) return of the highest anniversary date account value, or (b) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest. The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 8.5%, mortality at 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 2%-20% (depending on product type and duration), and an average discount rate of 6.5%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

        The variable annuity separate account balances subject to GMDB were $2.9 billion at December 31, 2007. The total guaranteed amount payable based on variable annuity account balances at December 31, 2007, was $134.2 million (including $112.4 million in the Annuities segment and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS -- (Continued)

$21.8 million in the Acquisitions segment), with a GMDB reserve of $0.6 million (including $0.3 million in the Annuities segment and $0.3 million in the Acquisitions segment). These amounts exclude the variable annuity business of the Chase Insurance Group which has been 100% reinsured to CALIC, under a Modco agreement. The guaranteed amount payable associated with these annuities was $26.9 million and is included in the Acquisitions segment. The average attained age of contract holders at December 31, 2007 was 60.

        Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) for the years ended December 31 was as follows:

	2007	2006	2005
	(Dollars In Thousands)
Beginning balance	$2,151	$2,437	$5,020
Incurred guarantee benefits	27	1,630	184
Less: Paid guarantee benefits	1,580	1,916	2,767

Ending balance	$598	$2,151	$2,437

        Account balances of variable annuities with guarantees invested in variable annuity separate accounts as of December 31 were as follows:

	2007	2006
	(Dollars In Thousands)
Equity mutual funds	$2,626,663	$2,508,422
Fixed income mutual funds	283,838	241,707

Total	$2,910,501	$2,750,129

        Certain of our fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain variable annuity contracts provide a sales inducement in the form of a bonus interest credit. In accordance with SOP 03-1, the Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

        Activity in our deferred sales inducement asset for the years ended December 31 was as follows:

	2007	2006	2005
	(Dollars In Thousands)
Deferred asset, beginning of period	$59,040	$39,311	$28,618
Amounts deferred	23,514	30,124	17,182
Amortization	(14,818)	(10,395)	(6,489)

Deferred asset, end of period	$67,736	$59,040	$39,311

8.    REINSURANCE

        The Company reinsures certain of the Company's risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    REINSURANCE -- (Continued)

renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance, we reinsure a proportionate part of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies.

        Reinsurance ceded arrangements do not discharge us as the primary insurer. Ceded balances would represent a liability of the Company's in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of our reinsurers. At December 31, 2007, we had reinsured approximately 69.5% of the face value of our life insurance in force. The Company has reinsured approximately 31.8% of the face value of its life insurance in force with the following three reinsurers:

  •
  Swiss Re Life & Health America Inc.

  •
  Security Life of Denver Insurance Co. (currently administered by Scottish Re)

  •
  Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

        These reinsurers had a minimum Standard & Poor's rating of AA- and a minimum A. M. Best rating of A+ as of December 31, 2007. The Company has not experienced any credit losses for the years ended December 31, 2007, 2006, or 2005 related to these reinsurers. The Company set a limit on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. The Company's maximum retention for newly issued universal life products is $1,000,000.

        Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

        The following table presents the net life insurance in force as of December 31:

	2007	2006	2005
	(Dollars In Millions)
Direct life insurance in force	$747,423	$700,268	$443,923
Amounts assumed from other companies	17,759	24,226	23,210
Amounts ceded to other companies	(531,985)	(576,791)	(393,605)

Net life insurance in force	$233,197	$147,703	$73,528

Percentage of amount assumed to net	8%	16%	32%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    REINSURANCE -- (Continued)

        The following table reflects the effect of reinsurance on life insurance premiums written and earned for the years ended December 31:

	2007	2006	2005
	(Dollars In Millions)
Direct premiums	$2,168	$1,739	$1,294
Reinsurance assumed	186	192	287
Reinsurance ceded	(1,483)	(1,211)	(1,047)

Net premiums	$871	$720	$534

Percentage of amount assumed to net	21%	27%	54%

        The Company has also reinsured accident and health risks representing $31.0 million, $41.4 million, and $43.9 million of premium income, while the Company has assumed accident and health risks representing $1.5 million, $4.4 million, and $4.1 million of premium income for 2007, 2006, and 2005, respectively. In addition, the Company reinsured property and casualty risks representing $71.4 million, $110.5 million, and $118.3 million of premium income, while the Company assumed property and casualty risks representing $14.2 million, $22.2 million, and $13.4 million of premium income for 2007, 2006, and 2005, respectively.

        In 2007 and 2006, policy and claim reserves relating to insurance ceded of $5.1 billion and $4.6 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. At December 31, 2007 and 2006, the Company had paid $101.0 million and $51.7 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 2007 and 2006, the Company had receivables of $64.7 million and $65.7 million, respectively, related to insurance assumed.

        During 2006, the Company recorded $27.1 million of bad debt charges related to our Lender's Indemnity product line. These bad debt charges followed the bankruptcy filing related to CENTRIX Financial LLC ("CENTRIX"), the originator and servicer of the business, and are the result of the Company's assessment, based in part on facts discovered by an audit after the bankruptcy filing, of the inability of CENTRIX and an affiliated reinsurer to meet their obligations under the program. The product guarantees to the lender, primarily credit unions, the difference between a value calculated based on the estimated or actual market value of a vehicle and the outstanding balance of a loan in the event the vehicle is repossessed or sold because the loan is in default. The Company ceased offering the Lender's Indemnity product in 2003. In the short term, CENTRIX is expected to continue to operate as debtor in possession and service the outstanding loans. The Company has increased reserves for the remaining business based on the expectation that the frequency and severity of losses will be greater than previously assumed. These assumptions will be analyzed and updated as the business continues to run off.

        The Company's third-party reinsurance receivables amounted to $5.1 billion and $4.6 billion at December 31, 2007 and 2006, respectively. These amounts include ceded reserve balances and ceded

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    REINSURANCE -- (Continued)

benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the amount attributable to significant reinsurance:

	As of December 31,
	2007		2006
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Swiss Re Life & Health America, Inc.	$532.9	A+	$517.9	A+
Security Life of Denver Insurance Co.	457.9	A+	387.0	A+
Lincoln National Life Insurance Co.	430.2	A+	358.3	A+
Transamerica Life Insurance Co.	389.6	A+	377.6	A+
Employers Reassurance Corp.	367.7	A-	440.9	A-
American United Life	293.6	A	304.6	A
Scottish Re (U.S.), Inc.	265.8	B	259.0	B+
RGA Reinsurance Co.	205.6	A+	219.7	A+
Canada Life Assurance Company	191.8	A+	185.2	A+
XL Life Ltd.	172.9	A	166.8	A+

        The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstance as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

        Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

        Most of the Company's ceded reserves are under contracts covering closed blocks of business reinsured on a coinsurance basis. Typically 10-20% of the liabilities are retained with the balance reinsured to a pool consisting of several reinsurers.

9.    DEBT AND OTHER OBLIGATIONS

  Non-Recourse Funding Obligations

  Golden Gate Captive Insurance Company

  •
  Golden Gate Captive Insurance Company ("Golden Gate"), a special purpose financial captive insurance company wholly owned by the Company, has non-recourse funding obligations which were issued under a surplus notes facility established with certain purchasers through which Golden Gate had the option to issue up to an aggregate of $600 million of non-recourse funding obligations through June 2007. On December 20, 2007, Golden Gate increased by $200 million the capacity under the surplus notes facility to an aggregate of $800 million of non-recourse funding. The non-recourse funding obligations are direct financial obligations of Golden Gate and are not guaranteed by the Company or PLC. The non-recourse obligations are represented by surplus notes that were issued to fund statutory reserves required by the Valuation of Life

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.    DEBT AND OTHER OBLIGATIONS -- (Continued)

    Insurance Policies Regulation ("Regulation XXX"). Any payment of principal, including by redemption, or interest on the Notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing order and in accordance with applicable law. Under the terms of the notes, the holders of the notes cannot require repayment from PLC, the Company, or any of the Company's other subsidiaries, other than Golden Gate, the direct issuer of the notes, although we have agreed to indemnify Golden Gate for certain costs and obligations (which obligations do not include payment of principal and interest on the notes). In addition, PLC has entered into certain support agreements with Golden Gate obligating PLC to make capital contributions to Golden Gate or provide support related to certain of Golden Gate's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate.

  •
  Golden Gate Captive Insurance Company pays monthly interest on its non-recourse funding obligations issued to finance XXX excess reserve requirements. The interest rate payable is equal to one month LIBOR plus a defined spread. The maximum rate Golden Gate could be required to pay under these obligations is LIBOR plus 425 basis points.

  Golden Gate II Captive Insurance Company

  •
  During July 2007, Golden Gate II Captive Insurance Company ("Golden Gate II"), a special purpose financial captive insurance company wholly owned by the Company, issued $575 million in aggregate principal amount of floating rate surplus notes due July 15, 2052 (the "Notes"). Golden Gate II has received contingent regulatory approval to issue additional series of its floating rate surplus notes up to an aggregate of $675 million principal amount of surplus notes (including the Notes). The Notes are direct financial obligations of Golden Gate II and were issued to fund statutory reserves required by Regulation XXX, as clarified by Actuarial Guideline 38 (commonly known as "AXXX").

  •
  Golden Gate II has reinsured from the Company certain universal life insurance policies with secondary guarantees on a combination coinsurance and modified coinsurance basis. The Notes were sold for deposit into certain Delaware trusts (the "Trusts") that issued money market securities and term securities that reset relating to money market securities after a specified period (the "Securities"). The holders of Notes cannot require repayment from the Company, PLC or any of their affiliates, other than Golden Gate II, the direct issuer of the Notes. PLC has agreed, under certain circumstances, to make certain liquidity advances to the Trusts not in excess of specified amounts of assets held in a reinsurance trust of which the Company is the beneficiary and Golden Gate II is the grantor in the event that the Trusts do not have sufficient funds available to fully redeem the Securities at the stated maturity date. PLC obligation to make any such liquidity advance is subject to it having a first priority security interest in the residual interest in such reinsurance trust and in the Notes.

  •
  Golden Gate II will pay interest on the principal amount of the Notes on a monthly basis, subject to regulatory approval. Any payment principal of, including by redemption, or interest on the Notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of Golden Gate II's licensing order and in accordance with applicable law. The holders of the Notes have no rights to accelerate payment of principal on the Notes under any circumstances, including without limitation, for nonpayment

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.    DEBT AND OTHER OBLIGATIONS -- (Continued)

    or breach of any covenant. Golden Gate II reserves the right to repay the Notes at any time, subject to the terms of the Notes and prior regulatory approval.

  •
  The Company has experienced higher borrowing costs associated with certain of the non-recourse funding obligations supporting the business reinsured to Golden Gate II. These higher costs are the result of higher interest costs associated with the illiquidity of the current market for auction rate securities, as well as a negative watch placed on our guarantor by certain rating agencies. The maximum rate we could be required to pay under these obligations is LIBOR plus 200 basis points.

        Including the Golden Gate II notes mentioned above, we (including wholly owned and consolidated subsidiaries) have issued a total of approximately $1.4 billion of non-recourse funding obligations as of December 31, 2007. The following table shows the non-recourse funding obligations outstanding as of December 31, 2007, listed by issuer:

Issuer	Balance	Maturity Year	Year to Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company	$800,000	2037	6.66%
Golden Gate II Captive Insurance Company	575,000	2052	5.87%

Total	$1,375,000

  Other Obligations

        The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

  Interest Expense

        Interest expense on other obligations, non-recourse funding obligations, and other temporary borrowings totaled $64.1 million, $20.3 million, and $10.6 million in 2007, 2006, and 2005, respectively. The increase in interest on other obligations was primarily due to the July 2007 Golden Gate II issuance of $575 million of surplus notes and the additional Golden Gate 2007 issuance of $375 million of surplus notes.

10.    COMMERCIAL MORTGAGE SECURITIZATIONS

  2007 Commercial Mortgage Securitization

        On December 19, 2007, subsidiaries of the Company entered into agreements providing for the securitization of $1.0 billion of commercial and multifamily real estate mortgage loans. The loans were previously originated by the Company, and were sold to a subsidiary, Protective Finance Corporation ("PFC"), on December 1, 2007. PFC transferred the mortgage loans to a trust fund in exchange for twenty-six classes of pass-through certificates representing, in the aggregate, the entire beneficial

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.    COMMERCIAL MORTGAGE SECURITIZATIONS -- (Continued)

interest of the trust fund. The certificates are direct financial obligations of the trust fund and are not guaranteed by the Company, PLC, PFC or their affiliates.

        Pursuant to a Certificate Purchase Agreement dated December 7, 2007 among PFC, the Company and a third party initial purchaser, PFC, sold one class of certificates with a certificate balance of $218.3 million to the initial purchaser, and the initial purchaser resold such certificates in one or more private offerings. The remaining classes of certificates, reflecting a par value of $797.7 million, were transferred from PFC to the Company in exchange for the mortgage loans. The Company recorded a $6.8 million loss on the tranche that was sold to an external party. As of December 31, 2007, the Company's retained securities had a fair value of $775.2 million.

        Following the mortgage securitization transaction, the Company retained responsibility for servicing the mortgage loans, and, as such, is entitled to receive an ongoing fee. There were no servicing assets or liabilities recorded as the benefits of servicing the assets were adequate to compensate for the servicing responsibilities.

        The Company retained an interest in the securitized mortgage loans. These retained interests were initially recognized using their respective allocated cost basis (based on their relative fair value) on the date of transfer. Any gain or loss depends in part on the previous carrying amount of the financial assets involved in the transfer, allocated between the assets sold and the retained interest based on their relative fair value at the date of transfer.

        Retained interests are recorded at fair value and included in securities available for sale. Subsequent adjustments to fair value are recorded through other comprehensive income. Quoted market prices for these assets are generally not available, so the Company estimates fair value based on the present value of expected future cash flows using management's best estimates of the key assumptions: (i) discount rates commensurate with the inherent risks of the asset, (ii) prepayment speeds, and (iii) anticipated credit losses. The retained interest in the securitized mortgage loans may be subject to prepayment and interest rate risks. On a quarterly basis, the Company updates these values. Management will periodically review the historical performance of the mortgage loans and the assumptions used to project future cash flows. Assumptions will be revised if this analysis of past performance and future expectations dictates. The present value of cash flows will then be recalculated based on the revised assumptions.

        Key assumptions used in measuring the fair value of retained interests at the date of securitization were as follows:

Discount Rate	5.4% to 30.0%
Weighted-average life	3.0 to 25.7 years

        As of December 31, 2007, the total principal amount outstanding of mortgage loans under securitization and held by the trust was approximately $1.0 billion. There were no delinquencies as of December 31, 2007. In addition, there were no credit losses for the year ended December 31, 2007.

  Prior Commercial Mortgage Securitizations

        Between 1996 and 1999, the Company securitized $1.4 billion of its mortgage loans. The Company sold the senior tranches while retaining the subordinate tranches. The Company continues to service

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.    COMMERCIAL MORTGAGE SECURITIZATIONS -- (Continued)

the securitized mortgage loans. The market value of the retained securities from these previous securitizations equaled approximately $151.9 million as of December 31, 2007.

11.    COMMITMENTS AND CONTINGENT LIABILITIES

        The Company leases administrative and marketing office space in approximately 20 cities including Birmingham, with most leases being for periods of three to ten years. The aggregate annualized rent is approximately $6.7 million. The following is a schedule by year of future minimum rental payments required under these leases:

Years	Amount
(Dollars In Thousands)
2008	$6,675
2009	5,946
2010	5,456
2011	4,461
2012	2,952
Thereafter	7,112

        Additionally, the Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term, the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under this lease:

Years	Amount
(Dollars In Thousands)
2008	$4,028
2009	4,039
2010	4,006
2011	4,006
2012	4,028
Thereafter	79,017

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

        A number of civil jury verdicts have been returned against insurers, broker dealers, and other providers of financial services involving sales refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.    COMMITMENTS AND CONTINGENT LIABILITIES -- (Continued)

awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. The Company, like other financial service companies, in the ordinary course of business, is involved in such litigation and arbitration. Although we cannot predict the outcome of any such litigation or arbitration, the Company does not believe that any such outcome will have a material impact on the financial condition or results of the operations of the Company.

        As of December 31, 2007 and 2006, the Company had outstanding mortgage loan commitments of $861.7 million at an average rate of 6.31%, and $995.6 million, at an average rate of 6.26%.

12.    SHAREOWNERS' EQUITY AND STOCK-BASED COMPENSATION

        PLC owns all of the 2,000 shares of preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2007, 2006, and 2005, PL&A paid no dividends to PLC on its preferred stock.

        PLC has an Employee Stock Ownership Plan ("ESOP"). On December 1, 1990, the Company transferred to the ESOP 520,000 shares of PLC's common stock held by it in exchange for a note. The outstanding balance of the note, $0.9 million at December 31, 2007, is accounted for as a reduction to shareowners' equity. The stock is used to match employee contributions to PLC's 401(k) and Stock Ownership Plan ("401(k) Plan") and to provide other employee benefits. The ESOP shares are dividend paying, and dividends are used to pay the ESOP's note to the Company.

        Since 1973, PLC has had stock-based incentive plans to motivate management to focus on PLC's long-range performance through the awarding of stock-based compensation. Under plans approved by share owners in 1997 and 2003, up to 6,500,000 PLC shares may be issued in payment of awards. Certain Company employees participate in PLC's stock-based incentive plans and receive stock appreciation rights ("SARs") from PLC.

        The criteria for payment of performance awards is based primarily upon a comparison of PLC's average return on average equity (for 2006 and 2007 awards) or average return on average equity and total rate of return over a four-year period for previous awards (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, upon a change in control of PLC) to that of a comparison group of publicly held life and multi-line insurance companies. If PLC's results are below the median of the comparison group (40th percentile for 2006 and 2007 awards), no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of PLC Common Stock.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.    SHAREOWNERS' EQUITY AND STOCK-BASED COMPENSATION -- (Continued)

        Performance shares awarded in 2007, 2006, 2005, 2004, and 2003, and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
2007	66,100	$2,900
2006	136,030	6,500
2005	120,540	4,600
2004	125,670	4,600
2003	148,730	3,900

        Performance shares are equivalent in value to one share of PLC Common Stock times the award earned percentage payout. In the past, PLC has also issued performance-based stock appreciation rights ("P- SARs"). P-SARs convert to the equivalent of one stock appreciation right ("SARs") if earned times the award percentage payout. The P-SARs, once converted to SARs, expire 10 years after the grant date. At December 31, 2007, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 597,989 shares.

        Between 1996 and 2007, SARs were granted (in addition to the P-SARs discussed above) to certain officers of PLC to provide long-term incentive compensation based solely on the performance of PLC's Common Stock. The SARs are exercisable either in four equal annual installments beginning one year after the date of grant or after five years depending on the terms of the grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted average base price for 2005, 2006, and 2007 is as follows:

	Weighted-Average Base Price	No. of SARs
Balance at December 31, 2004	$25.01	1,567,943
SARs granted	41.05	119,400
SARs exercised/forfeited	21.19	(220,133)

Balance at December 31, 2005	26.89	1,467,210

SARs granted	47.36	81,970
SARs exercised/forfeited	23.99	(393,234)

Balance at December 31, 2006	29.33	1,155,946

SARs granted	43.50	224,400
SARs exercised/forfeited	28.43	(117,642)

Balance at December 31, 2007	$31.98	1,262,704

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.    SHAREOWNERS' EQUITY AND STOCK-BASED COMPENSATION -- (Continued)

        The outstanding SARs at December 31, 2007, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$22.31	432,359	3	432,359
32.00	375,000	5	375,000
26.49	65,000	6	0
41.05	111,700	8	18,350
48.60	38,400	9	9,600
45.70	35,070	9	35,070
43.46	199,677	10	0
48.05	3,000	10	0
41.12	2,500	10	0

        The SARs issued in 2006 and 2007 had estimated fair values at grant date of $1.0 million and $2.5 million, respectively. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2006 SARs were as follows: expected volatility ranged from 15.5% to 32.5%, a risk-free interest rate ranging from 4.6% to 5.0%, a dividend rate of 1.7%, a zero forfeiture rate, and the expected exercise date ranged from 2011 to 2014. Assumptions used in the model for the 2007 SARs were as follows: expected volatility ranged from 16.2% to 31.0%, a risk-free interest rate ranging from 4.2% to 4.6%, a dividend rate of 2.0%, a zero forfeiture rate and the expected exercise date ranged from 2012 to 2015. PLC will pay an amount in stock equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date for each SAR.

        Additionally during 2007, PLC issued 30,250 restricted stock units at a fair value of $43.46 per unit. These awards, with a total fair value of $1.3 million, vest over a three year period.

        PLC recognizes all stock based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $5.8 million, $0.5 million, and $6.1 million in 2007, 2006, and 2005, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's Common Stock are reported as a component of PLC's shareowners' equity, net of deferred taxes.

        At December 31, 2007, approximately $2.0 billion of consolidated shareowners' equity, excluding net unrealized gains and losses on investments, represented net assets of the Company and its subsidiaries that cannot be transferred to PLC in the form of dividends, loans, or advances. In addition, the Company and its subsidiaries are subject to various state statutory and regulatory restrictions on their ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by the Company for 2007 is estimated to be $350.5 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS

  Defined Benefit Pension Plan and Unfunded Excess Benefits Plan

  •
  PLC sponsors a defined benefit pension plan covering substantially all of our employees. The plan is not separable by affiliates participating in the plan. Benefits are based on years of service and the employee's highest thirty-six consecutive months of compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. PLC has not yet determined what amount, if any, it will fund in 2008.

  •
  PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law. PLC estimates that it will contribute $2.3 million to this plan in 2008.

        As discussed in Note 2, Summary of Significant Accounting Policies, in September 2006, the FASB issued SFAS No. 158, which requires that the funded status of defined benefit postretirement plans be fully recognized on the statement of financial position, and requires the recognition of changes in the funded status of such plans in the year in which the changes occur through comprehensive income. PLC adopted SFAS No. 158 prospectively as of December 31, 2006, and as a result, prior periods were not restated. The adoption of this standard resulted in a net fund asset of $5.8 million related to PLC's defined benefit pension plan and a net fund liability of $25.2 million related to PLC's unfunded excess benefits plan as of December 31, 2006. The incremental effect of applying SFAS No. 158 effective December 31, 2006, on the individual line items in PLC's Consolidated Balance Sheet is as follows:

	Before Application of SFAS No. 158	Adjustments	After Application of SFAS No. 158
	(Dollars In Thousands)
Other assets	$195,344	$(29,688)	$165,656
Total assets	39,824,982	(29,688)	39,795,294
Other liabilities	1,321,449	1,926	1,323,375
Deferred income taxes	385,551	(11,065)	374,486
Total liabilities	37,491,358	(9,139)	37,482,219
Accumulated other comprehensive income:
Minimum pension liability adjustments, net of income tax	(2,471)	(20,549)	(23,020)
Total accumulated other comprehensive income, net of income tax	32,980	(20,549)	12,431
Total shareowners' equity	2,333,624	(20,549)	2,313,075

        Effective January 1, 2008, PLC made the following changes to its Defined Benefit Pension Plan. These changes have been reflected in the computations within this note.

  •
  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

  •
  Employees active on December 31, 2007 with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

  •
  Employees active on December 31, 2007 with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

  •
  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

        PLC uses a December 31 measurement date for all its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of the PLC's defined benefit pension

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

plan and unfunded excess benefits plan at December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31.

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2007	2006	2007	2006
	(Dollars In Thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$119,414	$111,295	$25,220	$23,810
Service cost	7,668	7,774	765	771
Interest cost	7,592	6,731	1,602	1,424
Amendments	(5,126)	—	95	—
Actuarial (gain) or loss	2,047	(4,059)	1,955	489
Special termination benefits	—	—	70	—
Benefits paid	(2,810)	(2,327)	(1,238)	(1,274)

Benefit obligation at end of year	128,785	119,414	28,469	25,220

Change in plan assets:
Fair value of plan assets at beginning of year	125,178	113,721	—	—
Actual return on plan assets	6,453	13,784	—	—
Employer contributions	—	—	1,238	1,274
Benefits paid	(2,810)	(2,327)	(1,238)	(1,274)

Fair value of plan assets at end of year	128,821	125,178	—	—

Reconciliation of Funded Status — Before SFAS 158:
Funded status		5,764	—	(25,220)
Unrecognized net actuarial loss		28,640	—	6,424
Unrecognized prior service cost		1,048	—	—

Prepaid (accrued) benefit cost		35,452	—	(18,796)

Amounts Recognized in the Balance Sheet:
Prepaid (accrued) benefit cost		35,452	—	(22,771)
Accumulated other comprehensive income		—	—	3,975

Net amount recognized		35,452	—	(18,796)

Increase in minimum liability included in other comprehensive income		—	—	522

Accumulated benefit obligation		101,097	—	22,771
Fair value of assets		125,178	—	—

Unfunded accumulated benefit obligation		$—	$—	$(22,771)

After Reflecting SFAS 158:
Funded status	36	5,764	—	(25,220)

Amounts Recognized in the Balance Sheet:
Other assets	36	5,764	—	—
Other liabilities	—	—	—	(25,220)

Amounts Recognized in Accumulated Other Comprehensive Income:
Net actuarial loss	31,730	28,640	7,764	6,424
Prior service cost	(4,209)	1,048	95	—

Net transition asset	$27,521	$29,688	$7,859	$6,424

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        Weighted-average assumptions used to determine the benefit obligations as of December 31 were as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2007	2006	2007	2006
Discount rate	6.16%	5.90%	6.16%	5.90%
Rate of compensation increase	3.75	3.75	4.75	4.75

        The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

        Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2007	2006	2005	2007	2006	2005
Discount rate	5.90%	5.63%	5.75%	5.90%	5.63%	5.75%
Rates of compensation increase	3.75	3.75	3.75	4.75	4.75	4.75
Expected long-term return on plan assets	8.25	8.25	8.25	N/A	N/A	N/A

        Components of the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2007	2006	2005	2007	2006	2005
	(Dollars In Thousands)
Service cost — Benefits earned during the period	$7,668	$7,774	$5,950	$765	$771	$629
Interest cost on projected benefit obligation	7,592	6,731	5,922	1,602	1,424	1,276
Expected return on plan assets	(9,923)	(9,647)	(8,371)	—	—	—
Amortization of prior service cost	193	196	214	—	—	14
Amortization of actuarial losses	2,366	2,992	2,647	616	544	372

Preliminary net periodic benefit cost	7,896	8,046	6,362	2,983	2,739	2,291
Special termination benefits under FAS 88	—	—	—	70	—	—

Total benefit cost	$7,896	$8,046	$6,362	$3,053	$2,739	$2,291

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        The estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2008 are as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
Net actuarial loss	$1,823	$549
Prior service cost	(436)	11
Transition obligation	—	—

        Plan assets of PLC's defined benefit pension plan by category as of December 31 were as follows:

Asset Category	Target Allocation for 2008	2007	2006
Cash and cash equivalents	2.0%	2.8%	2.8%
Equity securities	60.0	67.4	68.2
Fixed income	38.0	29.8	29.0

Total	100.0%	100.0%	100.0%

        Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from the Company in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash and cash equivalents. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees.

        PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

        The plan's equity assets are invested in a domestic equity index collective trust managed by Northern Trust Corporation. The plan's cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group annuity contract with PLC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
2008	$8,815	$2,326
2009	9,019	2,199
2010	9,957	2,146
2011	10,381	2,028
2012	11,248	2,172
2013-2017	64,442	15,467

  Other Postretirement Benefits

        In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2007 and 2006, the accumulated postretirement benefit obligation associated with these benefits was $1.5 and $1.6 million, respectively. For a closed group of retirees over age 65, PLC provides a prescription drug benefit. At December 31, 2007 and 2006, PLC's liability related to this benefit was $0.1 million and $0.1 million, respectively. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

        Life insurance benefits for retirees from $9,000 up to a maximum of $75,000 are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. As of December 31, 2007 and 2006, the accumulated postretirement benefit obligation associated with these benefits was $6.5 million and $5.4 million, respectively.

  401(k) Retirement Plan

        PLC sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code. Employees may contribute up to 25% of their annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($15,500 for 2007). PLC matches employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately. If PLC's financial performance achieves certain goals set by PLC's Board of Directors, certain employees who are not otherwise under a bonus or sales incentive plan may receive an extra profit sharing contribution in stock of up to 3% of base pay. Eligible employees may receive this contribution even if they are not contributing their own money to the 401 (k) Plan. The profit sharing contribution will be discontinued after the 2007 Plan year.

        PLC has established an ESOP to match voluntary employee contributions to PLC's 401(k) Plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to the Company less dividends on shares held by the ESOP. All shares held by the ESOP are treated as outstanding for purposes of computing earnings per share. At December 31, 2007, PLC had committed approximately 111,000 shares (approximately 99,000 shares to be released from the ESOP and 12,000 shares to be reissued from treasury) to fund

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

the 401(k) Plan match. The expense recorded by PLC for these employee benefits was $1.8 million, $0.5 million, and $1.9 million in 2007, 2006, and 2005, respectively.

        Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by PLC for this employee benefit was $0.2 million and $0.4 million, respectively, in 2007 and 2006.

  Deferred Compensation Plan

        PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. At December 31, 2007, the plans had 1,017,426 shares of common stock equivalents credited to participants. PLC's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of the PLC's common stock, in which case they are reported as a component of shareowners' equity.

14.    INCOME TAXES

        The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Years Ended December 31,
	2007	2006	2005
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt income	(2.0)	(1.7)	(1.7)
Intercompany gain on sale of affiliate	0.0	1.6	0.0
Other	1.3	1.2	0.1
State income tax	1.9	0.8	1.4

Effective income tax rate	36.2%	36.9%	34.8%

        The provision for federal income tax in these financial statements differs from the amounts of income tax expense per the income tax returns for the same years due to certain revenue and expense items that are reported in these statements in years that are different from the years in which they are reported in the returns.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.    INCOME TAXES -- (Continued)

        The components of the Company's income tax expense related to income before the cumulative effect of a change in accounting principle for the years ended December 31 are as follows:

	2007	2006	2005
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$(48,059)	$19,888	$16,318
State	754	(620)	2,717

Total current	$(47,305)	$19,268	$19,035

Deferred income tax expense:
Federal	$182,451	$130,009	$103,187
State	8,377	5,588	3,337

Total deferred	$190,828	$135,597	$106,524

        The components of the Company's net deferred income tax liability as of December 31 were as follows:

	2007	2006
	(Dollars In Thousands)
Deferred income tax assets:
Policy and policyholders liability reserves	$319,988	$450,461
Intercompany losses	46,052	34,657
Invested assets (other than unrealized gain)	5,172	12,793
Unrealized losses on investments	33,491	—
Deferred compensation	6,233	4,725
Other	31,788	25,710

	442,724	528,346

Deferred income tax liabilities:
Deferred policy acquisition costs	954,126	890,481
Unrealized gains on investments	—	19,716

	954,126	910,197

Net deferred income tax liability	$511,402	$381,851

        Under pre-1984 U.S. tax law, a significant amount of our taxable income was not currently taxed. Instead, it was accumulated in a memorandum, or policyholders' surplus, account. Such income was subject to taxation only when it was either distributed or accumulated in excess of certain prescribed limits. The $70.5 million balance in our policyholders' surplus account as of December 31, 2003 has been carried forward without change since that date. Legislation was enacted in 2004 which permitted a life insurance company to reduce, during 2005 and 2006, its policyholders' surplus account balances without such reductions being subject to taxation. During 2006, the Company followed this legislation and reduced its policyholders' surplus account balances to zero.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.    INCOME TAXES -- (Continued)

        The Company's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations. At December 31, 2007 and 2006, $(126.4) million and $(125.4) million, respectively, were (due from)/payable to PLC for income tax liabilities.

        Effective January 1, 2007, the Company adopted the provisions of FIN 48. As a result of this adoption, the Company recognized a $0.6 million decrease in the liability for unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007, retained earnings balance. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
(Dollars In Thousands)
Balance at January 1, 2007	$21,425
Additions for tax positions of the current year	1,373
Additions for tax positions of prior years	1,242
Reductions of tax positions of prior years for:
Changes in judgment	—
Settlements during the period	—
Lapses of applicable statute of limitations	(2,257)

Balance at December 31, 2007	$21,783

        Included in the balance above as of December 31, 2007 are approximately $18.2 million of unrecognized tax benefits for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective tax rate at December 31, 2007 is approximately $3.6 million.

        Any accrued interest and penalties related to the unrecognized tax benefits have been included in income tax expense. The company has approximately $4.5 million of accrued interest associated with unrecognized tax benefits as of December 31, 2007 (before taking into consideration the related income tax benefit that is associated with such an expense).

        Using the information available as of December 31, 2007, the Company believes that in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to U.S. federal, state, and local income tax examinations by taxing authorities for tax years that began before 2004.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.    SUPPLEMENTAL CASH FLOW INFORMATION

        The following table sets forth supplemental cash flow information for the years ended December 31:

	2007	2006	2005
	(Dollars In Thousands)
Cash paid during the year:
Interest on debt	$62,550	$19,899	$10,497
Income taxes	(24,028)	81,193	112,688
Noncash investing and financing activities:
Common dividend		54,090
Change in collateral for securities lending transactions	(25,234)	105,310	(195,175)
Capital contributions from PLC	—	21,464	—

        Total cash interest paid on debt during 2007 was $62.6 million. Of this amount, $52.3 million related to interest on non-recourse funding obligations, $8.5 million related to interest on reverse repurchases, and $1.8 million related to other interest.

        During the fourth quarter of 2006, the Company received, through a series of dividends from its direct and indirect wholly owned subsidiaries, Lyndon Insurance Group, Inc. and First Protection Company, a promissory note in the principal amount of $54.0 million. This promissory note arose out of the sale, at fair market value, by First Protection Company to PLC all of the outstanding stock of First Protection Corporation. This created an increase in additional-paid-in capital for the Company of $21.4 million. Subsequent to the receipt of this dividend, the Company declared and paid an ordinary dividend in the form of the $54.1 million note, including accrued interest to its sole shareholder, PLC in 2006.

16.    RELATED PARTY TRANSACTIONS

        The Company leases furnished office space and computers to affiliates. Lease revenues were $2.9 million in 2007, $2.9 million in 2006, and $0.2 million in 2005. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $144.4 million, $33.1 million, and $101.7 million in 2007, 2006, and 2005, respectively. Commissions paid to affiliated marketing organizations of $0.4 million and $0.1 million in 2006 and 2005, respectively, were included in deferred policy acquisition costs.

        Certain corporations with which PLC's directors were affiliated paid the Company premiums and policy fees or other amounts for various types of insurance and investment products. Such premiums, policy fees, and other amounts totaled $12.7 million, $10.2 million, and $9.0 million in 2007, 2006, and 2005, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $1.8 million, $2.8 million, and $2.2 million in 2007, 2006, and 2005, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.    STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

        Financial statements prepared in conformity with U.S. GAAP differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred; (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions; (c) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through earnings as opposed to being charged to shareowners' equity; (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to shareowners' equity; (e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets); (f) certain items of interest income, such as mortgage and bond discounts, are amortized differently; and (g) bonds are recorded at their market values instead of amortized cost.

        Statutory net income of the Company amounted to $350.9 million, $451.5 million, and $41.6 million for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus of Protective Life amounted to $1,799.3 million and $1,388.4 million at December 31, 2007 and 2006, respectively.

        As of December 31, 2007, the Company and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $54.7 million.

18.    ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

        The carrying amounts and estimated fair values of our financial instruments at December 31 are as follows:

	2007		2006
	Carrying Amounts	Fair Values	Carrying Amounts	Fair Value
	(Dollars In Thousands)
Assets (see Notes 1 and 4):
Investments:
Fixed maturities	$22,943,110	$22,943,110	$20,923,891	$20,923,891
Equity securities	64,226	64,226	80,108	80,108
Mortgage loans on real estate	3,275,678	3,479,499	3,880,028	3,981,898
Short-term investments	1,218,116	1,218,116	1,366,467	1,366,467
Cash	106,507	106,507	37,419	37,419
Liabilities (see Notes 1 and 4):
Stable value product account balances	5,046,463	5,125,667	5,513,464	5,511,717
Annuity account balances	8,708,383	8,535,371	8,958,089	8,717,755
Other (see Note 2):
Derivative financial instruments	(31,744)	(31,744)	61,874	61,874

        Except as noted below, fair values were estimated using quoted market prices.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.    ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS -- (Continued)

        The Company estimates the fair value of our mortgage loans using discounted cash flows from the next call date. We believe the fair value of our short-term investments and notes payable to banks approximates book value due to being either short-term or having a variable rate of interest.

        Given current market conditions, the fair value of our non-recourse funding obligations could differ, potentially significantly, from book value. The Company does not currently utilize any type of pricing calculation for these obligations that would generate a respective market value in today's displaced market.

        The Company estimates the fair value of its stable value products and annuities using discounted cash flows and surrender values, respectively.

        The Company believes it is not practicable to determine the fair value of our policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

        The Company estimates the fair value of our derivative financial instruments using market quotes or derivative pricing models. The fair values represent the net amount of cash we would have received (or paid) had the contracts been terminated on December 31.

19.    OPERATING SEGMENTS

        The Company operates several business segments each having a strategic focus. An operating segment is generally distinguished by products and/or channels of distribution. A brief description of each segment follows.

  •
  The Life Marketing segment markets level premium term insurance, universal life, variable universal life and bank owned life insurance products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

  •
  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals.

  •
  The Annuities segment manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and independent agents and brokers.

  •
  The Stable Value Products segment sells guaranteed funding agreements to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. The segment also markets fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Additionally, the segment markets GICs to 401(k) and other qualified retirement savings plans.

  •
  The Asset Protection segment primarily markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles, watercraft, and recreational vehicles. In addition, the segment markets an inventory protection product and a GAP product.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

  •
  The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the segments above (including net investment income on unallocated capital and interest on debt). This segment also includes earnings from several non-strategic lines of business (mostly cancer insurance, residual value insurance, surety insurance, and group annuities), various investment-related transactions, and the operations of several small subsidiaries.

        The Company uses the same accounting policies and procedures to measure segment operating income and assets as we use to measure our consolidated net income and assets. Segment operating income is generally income before income tax excluding net realized investment gains and losses (net of the related amortization of DAC/VOBA and participating income from real estate ventures), and the cumulative effect of change in accounting principle. Periodic settlements of derivatives associated with corporate debt and certain investments and annuity products are included in realized gains and losses but are considered part of operating income because the derivatives are used to mitigate risk in items affecting consolidated and segment operating income. Segment operating income represents the basis on which the performance of our business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

        There were no significant intersegment transactions during 2007 or 2006.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

        The following tables summarize financial information for the Company's segments. Asset adjustments represent the inclusion of assets related to discontinued operations:

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Revenues
Life Marketing	$864,386	$732,179	$550,517
Acquisitions	892,433	706,650	411,610
Annuities	312,616	267,836	287,844
Stable Value Products	301,595	326,814	294,650
Asset Protection	328,452	301,679	263,280
Corporate and Other	142,419	148,399	129,132

Total revenues	$2,841,901	$2,483,557	$1,937,033

Segment Operating Income
Life Marketing	$166,552	$172,247	$161,858
Acquisitions	129,247	104,534	80,721
Annuities	21,102	23,014	30,792
Stable Value Products	50,231	47,073	54,798
Asset Protection	29,525	7,788	23,991
Corporate and Other	4,784	4,761	39,056

Total segment operating income	401,441	359,417	391,216

Realized investment gains (losses) — investments(1)	(5,283)	79,166	4,344
Realized investment gains (losses) — derivatives(2)	(202)	(18,835)	(34,345)
Income tax expense	(143,523)	(154,865)	(125,559)

Net income	$252,433	$264,883	$235,656

(1) Realized investment gains (losses) — investments	$4,804	$101,864	$37,934
Less: participating income from real estate ventures	6,857	13,494	8,684
Less: related amortization of DAC	3,230	9,204	24,906

	$(5,283)	$79,166	$4,344

(2) Realized investment gains (losses) — derivatives	$(274)	$(21,555)	$(31,819)
Less: settlements on certain interest rate swaps	(4)	27	2,877
Less: derivative losses related to certain annuities	(68)	(2,747)	(351)

	$(202)	$(18,835)	$(34,345)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Net investment income
Life Marketing	$323,536	$306,898	$260,914
Acquisitions	578,965	413,636	223,201
Annuities	267,258	225,063	218,678
Stable Value Products	300,201	325,653	310,715
Asset Protection	34,277	31,054	31,221
Corporate and Other	109,566	50,128	83,191

Total net investment income	$1,613,803	$1,352,432	$1,127,920

Amortization of deferred policy acquisition costs and value of business acquired
Life Marketing	$106,094	$60,227	$55,688
Acquisitions	79,239	58,814	27,072
Annuities	27,685	27,872	37,512
Stable Value Products	4,199	4,438	4,694
Asset Protection	51,649	53,044	68,623
Corporate and Other	773	3,388	4,064

Total amortization of deferred policy acquisition costs	$269,639	$207,783	$197,653

	Operating Segment Assets December 31, 2007
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$9,873,915	$11,148,212	$7,727,125	$5,035,479
Deferred policy acquisition costs and value of business acquired	2,070,903	950,173	221,516	16,359
Goodwill	—	44,742	—	—

Total assets	$11,944,818	$12,143,127	$7,948,641	$5,051,838

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$1,291,469	$2,612,140	$24,415	$37,712,755
Deferred policy acquisition costs and value of business acquired	80,428	369	—	3,339,748
Goodwill	47,837	—	—	92,579

Total assets	$1,419,734	$2,612,509	$24,415	$41,145,082

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

	Operating Segment Assets December 31, 2006
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$8,027,379	$11,841,461	$6,947,649	$5,369,107
Deferred policy acquisition costs and value of business acquired	1,842,813	1,022,369	164,675	16,603
Goodwill	—	32,008	—	—

Total assets	$9,870,192	$12,895,838	$7,112,324	$5,385,710

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$933,035	$2,782,345	$33,545	$35,934,521
Deferred policy acquisition costs and value of business acquired	77,471	23,875	—	3,147,806
Goodwill	43,522	—	—	75,530

Total assets	$1,054,028	$2,806,220	$33,545	$39,157,857

20.    CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

        The Company's unaudited consolidated quarterly operating data for the years ended December 31, 2007 and 2006 are presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.    CONSOLIDATED QUARTERLY RESULTS — UNAUDITED -- (Continued)

years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowners' equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands)
2007
Premiums and policy fees	$661,275	$691,276	$675,559	$695,098
Reinsurance ceded	(369,084)	(421,696)	(367,700)	(426,919)

Net of reinsurance ceded	292,191	269,580	307,859	268,179
Net investment income	397,755	394,575	410,624	410,849
Realized investment gains (losses)	9,812	18,147	(10,435)	(12,994)
Other income	24,115	23,282	23,300	15,062

Total revenues	723,873	705,584	731,348	681,096
Benefits and expenses	612,940	601,088	643,057	588,860

Income before income tax	110,933	104,496	88,291	92,236
Income tax expense	38,863	37,510	28,067	39,083

Net income	$72,070	$66,986	$60,224	$53,153

2006
Premiums and policy fees	$480,748	$489,650	$602,294	$743,902
Reinsurance ceded	(249,086)	(286,293)	(331,259)	(496,084)

Net of reinsurance ceded	231,662	203,357	271,035	247,818
Net investment income	282,452	284,972	392,407	392,601
Realized investment gains (losses)	23,339	15,364	13,004	28,602
Other income	17,428	20,982	30,168	28,366

Total revenues	554,881	524,675	706,614	697,387
Benefits and expenses	445,806	414,224	634,814	568,965

Income before income tax	109,075	110,451	71,800	128,422
Income tax expense	39,267	37,750	25,760	52,088

Net income	$69,808	$72,701	$46,040	$76,334

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Business Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)
	(Dollars In Thousands)
Year Ended December 31, 2007:
Life Marketing	2,070,903	8,951,618	380,476	408,616	539,777	323,536	635,063	106,094	(43,323)
Acquisitions	950,173	6,032,479	17,322	5,044,135	300,156	578,965	633,971	79,239	48,207
Annuities	221,516	1,058,954	30,975	3,439,841	34,163	267,258	240,210	27,685	22,760
Stable Value Products	16,359	—	—	5,035,479	—	300,201	241,460	4,199	4,311
Asset Protection	80,428	103,709	697,628	57,678	229,703	34,277	93,122	51,649	154,156
Corporate and Other	369	75,658	1,585	76,237	34,010	109,566	36,191	773	110,178
Adjustments(2)	—	26,999	—	—	—	—	—	—	—

Total	$3,339,748	$16,249,417	$1,127,986	$14,061,986	$1,137,809	$1,613,803	$1,880,017	$269,639	$296,289

Year Ended December 31, 2006:
Life Marketing	$1,842,813	$7,991,847	$241,422	$67,331	$421,275	$306,898	$535,940	$60,227	$(36,235)
Acquisitions	1,022,369	5,954,054	248	5,055,074	258,260	413,636	494,533	58,814	26,829
Annuities	164,675	917,805	19,092	4,111,267	32,074	225,063	191,238	27,872	23,443
Stable Value Products	16,603	—	—	5,369,107	—	325,653	269,851	4,438	4,291
Asset Protection	77,471	124,840	587,608	9,519	203,983	31,054	94,210	53,044	146,637
Corporate and Other	23,875	94,301	10,804	187,391	38,280	50,128	46,845	3,388	58,444
Adjustments(2)	—	30,430	—	—	—	—	—	—	—

Total	$3,147,806	$15,113,277	$859,174	$14,799,689	$953,872	$1,352,432	$1,632,617	$207,783	$223,409

Year Ended December 31, 2005:
Life Marketing	$1,584,121	$7,027,066	$130,683	$62,851	$288,568	$260,914	$392,448	$55,688	$(59,477)
Acquisitions	304,837	3,091,166	274	757,043	186,804	223,201	273,626	27,072	30,191
Annuities	128,930	760,906	11,959	2,661,224	31,810	218,678	187,791	37,512	25,675
Stable Value Products	19,102	—	—	5,959,112	—	310,715	246,134	4,694	5,089
Asset Protection	159,740	132,404	539,385	6,899	186,483	31,221	101,459	68,623	69,207
Corporate and Other	7,381	100,260	18,516	145,830	42,267	83,191	51,890	4,064	54,132
Adjustments(2)	—	35,840	69	—	—	—	—	—	—

Total	$2,204,111	$11,147,642	$700,886	$9,592,959	$735,932	$1,127,920	$1,253,348	$197,653	$124,817

(1)
Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)
Balance Sheet adjustments represent the inclusion of assets related to discontinued operations.

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(Dollars In Thousands)
Year Ended December 31, 2007:
Life insurance in force	$747,423,376	$531,984,866	$17,758,675	$233,197,185	7.6%

Premiums and policy fees:
Life insurance	2,168,376	1,483,025	185,664	871,015	21.3%
Accident/health insurance	88,357	31,021	1,530	58,866	2.6
Property and liability insurance	265,115	71,353	14,166	207,928	6.8

Total	$2,521,848	$1,585,399	$201,360	$1,137,809

Year Ended December 31, 2006:
Life insurance in force	$700,267,475	$576,790,608	$24,225,953	$147,702,820	16.4%

Premiums and policy fees:
Life insurance	1,739,220	1,210,831	192,176	720,565	26.7%
Accident/health insurance	97,665	41,351	4,379	60,693	7.2
Property and liability insurance	261,004	110,540	22,150	172,614	12.8

Total	$2,097,889	$1,362,722	$218,705	$953,872

Year Ended December 31, 2005:
Life insurance in force	$443,923,068	$393,605,152	$23,210,523	$73,528,439	31.6%

Premiums and policy fees:
Life insurance	1,294,183	1,046,664	286,632	534,151	53.7%
Accident/health insurance	107,072	43,855	4,100	67,317	6.1
Property and liability insurance	239,455	118,345	13,354	134,464	9.9

Total	$1,640,710	$1,208,864	$304,086	$735,932

SCHEDULE V — VALUATION ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Additions
Description	Balance at at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2007
Allowance for losses on commercial mortgage loans	$475	$2,890	$—	$(2,890)	$475
Bad debt reserve associated with Lender's Indemnity product line	27,100	2,645	—	—	29,745

2006
Allowance for losses on commercial mortgage loans	$6,775	$—	$—	$(6,300)	$475
Bad debt reserve associated with Lender's Indemnity product line	—	27,100	—	—	27,100

2005
Allowance for losses on commercial mortgage loans	$3,250	$3,525	$—	$—	$6,775

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.

(a)
Financial Statements:

  All required financial statements are included in Part A and Part B of this Registration Statement.

(b)
Exhibits:

1.	Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)
2.	Not applicable
3.	(a)	Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)
	(b)	Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)
4.	(a)	Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(1)
	(b)	Endorsement(2)
	(c)	Qualified Retirement Plan Endorsement(2)
	(d)	Individual Retirement Annuity Endorsement(2)
	(e)	Tax Sheltered Annuity Endorsement(2)
	(f)	ERISA Tax Sheltered Annuity Endorsement(2)
	(g)	Section 457 Deferred Compensation Plan Endorsement(2)
	(h)	Death Benefit Endorsement (96)(3)
	(i)	Tax Sheltered Annuity Endorsement (96)(3)
	(j)	Variable Settlement Option Endorsement(7)
	(k)	Terminal Illness/Nursing Home Waivers Endorsement — Texas(9)
	(l)	Terminal Illness/Nursing Home Waiver Endorsement — Kansas(9)
	(m)	Enhanced Spousal Continuation Benefit Endorsement(10)
5.	Form of Contract Applications(2)
6.	(a)	Charter of Protective Life Insurance Company.(1)
	(b)	By-Laws of Protective Life Insurance Company.(1)
	(c)	2002 Amended and Restated Charter of Protective Life Insurance Company
	(d)	2002 Amended and Restated By-Laws of Protective Life Insurance Company
7.	Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company(11)
8.	(a)	Participation/Distribution Agreement (Protective Investment Company)(2)
	(b)	Participation Agreement (Oppenheimer Variable Account Funds)(4)
	(c)	Participation Agreement (MFS Variable Insurance Trust)(4)
	(d)	Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(4)
	(e)	Participation Agreement (Van Eck Worldwide Insurance Trust)(8)
	(f)	Participation Agreement (Van Kampen Life Investment Trust)(9)
	(g)	Participation Agreement (Lord Abbett Series Fund)(5)
	(h)	Participation Agreement for Class II Shares (Van Kampen)(11)
	(i)	Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(11)
	(j)	Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(11)
	(k)	Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(11)
	(l)	Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(12)
	(m)	Participation Agreement (Fidelity® Variable Insurance Products)(13)

	(n)	Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(14)
	(o)	Amended and Restated Participation Agreement (Fidelity® Varible Insurance Products)(14)
	(p)	Rule 22c-2 Shareholder Information Agreement (Calvert Group)(15)
	(q)	Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(15)
	(r)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(15)
	(s)	Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(15)
	(t)	Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(15)
	(u)	Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(15)
	(v)	Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(15)
	(w)	Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(15)
	(x)	Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(15)
	(y)	Form of Rule 22c-2 Agreement (Van Eck Worldwide Insurance Trust)(15)
9.	Opinion and Consent of Steve M. Callaway, Esq.(6)
10.	(a)	Consent of Sutherland, Asbill & Brennan, LLP
	(b)	Consent of PricewaterhouseCoopers LLP
11.	No financial statements will be omitted from Item 23
12.	Not applicable
13.	Not applicable
14.	Powers of Attorney

  (1)
  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on October 28, 1993.
  (2)
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on February 23, 1994.
  (3)
  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on April 8, 1996.
  (4)
  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on April 30, 1997.
  (5)
  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-94047) filed with the Commission on April 25, 2002.
  (6)
  Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 30, 2003.
  (7)
  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on April 29, 1998.
  (8)
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-60149) filed with the Commission on October 26, 1998.
  (9)
  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission April 20, 2000.
  (10)
  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on February 26, 2001.
  (11)
  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.
  (12)
  Incorporated by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.
  (13)
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.
  (14)
  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.
  (15)
  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

Item 25.    Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, Chief Executive Officer, President, and Director
Richard J. Bielen	Vice Chairman and Chief Financial Officer and Director
Deborah J. Long	Executive Vice President, General Counsel and Secretary
Carl S. Thigpen	Executive Vice President, Chief Mortgage and Real Estate Officer and Assistant Secretary
Carolyn Johnson	Senior Vice President, Chief Operations and Technology Officer and Director
John B. Deremo	Senior Vice President and Chief Distribution Officer
Carolyn King	Senior Vice President, Acquisitions
Kevin Howard	Senior Vice President and Chief Product Actuary, Life and Annuity Division
Lance Black	Senior Vice President and Treasurer
Brent E. Griggs	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Judy Wilson	Senior Vice President, Stable Value Products
Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer
Phil Passafiume	Senior Vice President and Director, Fixed Income
Derry Herring	Senior Vice President and Chief Auditor
Dave Gutierrez	Senior Vice President and Chief Information Officer

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26.    Persons Controlled by or Under Common Control With the Depositor and Registrant

        The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2007 (File No. 1-11339) filed with the Commission on February 29, 2008.

Item 27.    Number of Contractowners.

        As of March 31, 2008 there were 13,491 contract owners of individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28.    Indemnification of Directors and Officers.

        Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

        In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter.

  (a)
  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

  (b)
  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President, Secretary and Director	Vice President, Life and Annuity Division
Kevin B. Borie	Director	Vice President and Chief Valuation Actuary, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Assistant Vice President, LLC Commissions
Cindy McGill	Assistant Secretary	Director II, Life and Annuity Division
Steve M. Callaway	Chief Compliance Officer	None
Gary Carroll	Assistant Chief Compliance Officer and Director	Second Vice President, Compliance, Life and Annuity Division
Julena Johnson	Assistant Compliance Officer	Compliance Auditor II
Thomas R. Barrett	Chief Financial Officer and Director	Director, Operational Accounting, Life and Annuity Division
Jason P. Dees	Assistant Financial Officer	Staff Accountant II, Life and Annuity Division

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)
The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30.    Location of Accounts and Records.

        All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31.    Management Services.

        All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings.

  (a)
  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

  (b)
  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

  (c)
  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

  (d)
  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

  (e)
  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on April 30, 2008.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company
PROTECTIVE LIFE INSURANCE COMPANY
By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company

        As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ JOHN D. JOHNS John D. Johns		Chairman of the Board, President, and Director (Principal Executive Officer)	April 30, 2008
* Richard J. Bielen		Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	April 30, 2008
* Steven G. Walker		Senior Vice President, Controller, and Chief Accounting Officer (Principal Accounting Officer)	April 30, 2008
* Carolyn M. Johnson		Director	April 30, 2008
* By:	/s/ MAX BERUEFFY
Max Berueffy Attorney-in-fact			April 30, 2008

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PART A INFORMATION REQUIRED TO BE IN THE PROSPECTUS

DEFINITIONS
FEES AND EXPENSES
OWNER TRANSACTION EXPENSES
PERIODIC CHARGES (other than Fund expenses)
RANGE OF EXPENSES FOR THE FUNDS
Example of Charges
SUMMARY
THE COMPANY, VARIABLE ACCOUNT AND FUNDS
DESCRIPTION OF THE CONTRACT
THE GUARANTEED ACCOUNT
DEATH BENEFIT
SUSPENSION OR DELAY IN PAYMENTS
SUSPENSION OF CONTRACTS
CHARGES AND DEDUCTIONS
ANNUITIZATION
YIELDS AND TOTAL RETURNS
FEDERAL TAX MATTERS
TAXATION OF ANNUITIES IN GENERAL
QUALIFIED RETIREMENT PLANS
FEDERAL INCOME TAX WITHHOLDING
GENERAL MATTERS
DISTRIBUTION OF THE CONTRACTS
IMSA
LEGAL PROCEEDINGS
VOTING RIGHTS
FINANCIAL STATEMENTS
STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION
EXPLANATION OF THE COMMUTED VALUE CALCULATION
APPENDIX B MATTERS RELATING TO CONTRACTS OFFERED PRIOR TO MAY 1, 1996
APPENDIX C MATTERS RELATING TO CONTRACTS OFFERED PRIOR TO MAY 1, 1999
APPENDIX D CONDENSED FINANCIAL INFORMATION
PART B INFORMATION REQUIRED TO BE IN THE STATEMENT OF ADDITIONAL INFORMATION
STATEMENT OF ADDITIONAL INFORMATION

SAFEKEEPING OF ACCOUNT ASSETS
STATE REGULATION
RECORDS AND REPORTS
LEGAL MATTERS
EXPERTS
OTHER INFORMATION
FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS
Report of Independent Registered Public Accounting Firm
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2007
THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2007
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED STATEMENTS OF INCOME
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED BALANCE SHEETS
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED STATEMENTS OF CASH FLOWS
PROTECTIVE LIFE INSURANCE COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PROTECTIVE LIFE INSURANCE COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PROTECTIVE LIFE INSURANCE COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV — REINSURANCE PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V — VALUATION ACCOUNTS PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
PART C OTHER INFORMATION
  Item 24. Financial Statements and Exhibits.
  Item 25. Directors and Officers of Depositor.
  Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant
  Item 27. Number of Contractowners.
  Item 28. Indemnification of Directors and Officers.
  Item 29. Principal Underwriter.
  Item 30. Location of Accounts and Records.
  Item 31. Management Services.
  Item 32. Undertakings.
SIGNATURES